UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23710

Milliman Variable Insurance Trust
(Exact name of Registrant as specified in charter)

71 South Wacker Drive, 31st Floor
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Ehsan Sheikh
71 South Wacker Drive, 31st Floor
Chicago, IL 60606
(Name and address of agent for service)

(312) 726-0677
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2022

Date of reporting period:  June 30, 2022

Item 1. Reports to Stockholders.

Milliman Variable Insurance Trust

Structured Outcome Funds

Semi-Annual Report

June 30, 2022 (Unaudited)

The following series of Milliman Variable Insurance Trust are presented in this semi-annual report:

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jun/Dec

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jan

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Feb

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Mar

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Apr

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – May

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jun

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jan

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Feb

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Mar

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Apr

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – May

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jun

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jan

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Feb

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Mar

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Apr

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – May

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jun

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)

TABLE OF CONTENTS

Expense Example	3
Schedules of Investments	8
Statements of Assets and Liabilities	100
Statements of Operations	112
Statements of Changes in Net Assets	124
Financial Highlights	136
Notes to Financial Statements	140
Additional Information	150
Board Considerations Regarding Approval of Investment Management Agreement	151

Milliman Variable Insurance Trust

Expense Example For the Period Ended June 30, 2022 (Unaudited)

Each Fund sells its shares to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. The tables below do not include any fees or sales charges imposed by your variable product.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

				Actual
	Beginning	Ending	Annualized	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio*	the Period

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Strategy#
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul	$1,000.00	$823.00	0.97%	$4.14(a)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug	1,000.00	849.00	0.98	3.48(b)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep	1,000.00	885.00	0.98	2.83(c)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct	1,000.00	888.00	0.98	2.03(d)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov	1,000.00	956.00	0.98	1.34(e)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec	1,000.00	980.00	0.98	0.53(f)

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Strategy#
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul	1,000.00	823.00	0.97	4.14(a)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug	1,000.00	841.00	0.97	3.42(b)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep	1,000.00	873.00	0.98	2.82(c)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct	1,000.00	884.00	0.98	2.02(d)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov	1,000.00	955.00	0.98	1.34(e)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec	1,000.00	982.00	0.98	0.53(f)

Milliman 1-Year Buffered S&P 500 with Spread Outcome Strategy#
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan	1,000.00	819.00	0.97	4.13(a)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb	1,000.00	847.00	0.97	3.44(b)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar	1,000.00	879.00	0.98	2.83(c)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr	1,000.00	877.00	0.98	2.02(d)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - May	1,000.00	949.00	0.98	1.33(e)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun	1,000.00	978.00	0.98	0.53(f)

Milliman Variable Insurance Trust

Expense Example For the Period Ended June 30, 2022 (Unaudited)

				Actual
	Beginning	Ending	Annualized	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio*	the Period
Milliman 1-Year Floored S&P 500 with Par Up Outcome Strategy#		$842.00
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan	$1,000.00		0.97%	$4.19(a)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb	1,000.00	867.00	0.98	3.51(b)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar	1,000.00	897.00	0.98	2.85(c)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr	1,000.00	899.00	0.98	2.04(d)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May	1,000.00	955.00	0.98	1.34(e)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun	1,000.00	980.00	0.98	0.53(f)

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Strategy#
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan	1,000.00	820.00	0.97	4.14(a)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb	1,000.00	851.00	0.98	3.48(b)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar	1,000.00	892.00	0.98	2.84(c)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr	1,000.00	883.00	0.98	2.02(d)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May	1,000.00	960.00	0.98	1.34(e)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun	1,000.00	985.00	0.98	0.53(f)

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Strategy#
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan	1,000.00	820.00	0.97	4.14(a)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb	1,000.00	854.00	0.98	3.48(b)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar	1,000.00	889.00	0.98	2.84(c)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr	1,000.00	888.00	0.98	2.03(d)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May	1,000.00	967.00	0.98	1.35(e)
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun	1,000.00	982.00	0.98	0.53(f)

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Strategy#
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan	1,000.00	819.00	0.97	4.13(a)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb	1,000.00	866.00	0.97	3.47(b)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar	1,000.00	891.00	0.98	2.84(c)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr	1,000.00	870.00	0.97	1.99(d)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May	1,000.00	965.00	0.98	1.35(e)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun	1,000.00	977.00	0.98	0.53(f)

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Strategy#
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)	1,000.00	801.00	0.92	3.88(a)
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)	1,000.00	856.00	0.93	1.89(d)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Strategy#
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)	1,000.00	810.00	0.92	3.90(a)
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (I)	1,000.00	861.00	0.93	1.90(d)

#	Class 3 shares
*	Expense ratio does not reflect the indirect expenses of underlying funds in which the Funds invest.
(a)	Actual expense is equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (171) divided by the number of days in the fiscal year (365) to reflect the period from January 10, 2022 (commencement of operations) to June 30, 2022.

Milliman Variable Insurance Trust

Expense Example For the Period Ended June 30, 2022 (Unaudited)

(b)	Actual expense is equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (140) divided by the number of days in the fiscal year (365) to reflect the period from February 10, 2022 (commencement of operations) to June 30, 2022.
(c)	Actual expense is equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (112) divided by the number of days in the fiscal year (365) to reflect the period from March 10, 2022 (commencement of operations) to June 30, 2022.
(d)	Actual expense is equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (80) divided by the number of days in the fiscal year (365) to reflect the period from April 11, 2022 (commencement of operations) to June 30, 2022.
(e)	Actual expense is equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (51) divided by the number of days in the fiscal year (365) to reflect the period from May 10, 2022 (commencement of operations) to June 30, 2022.
(f)	Actual expense is equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (20) divided by the number of days in the fiscal year (365) to reflect the period from June 10, 2022 (commencement of operations) to June 30, 2022.

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table below is useful in comparing the ongoing costs only and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers and reimbursements in effect.

				Hypothetical
				Expenses
	Beginning	Ending	Annualized	Paid
	Account	Account	Expense	During the
	Value	Value	Ratio*	Period**

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Strategy#
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug	1,000.00	1,019.93	0.98	4.91
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep	1,000.00	1,019.93	0.98	4.91
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct	1,000.00	1,019.93	0.98	4.91
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov	1,000.00	1,019.93	0.98	4.91
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec	1,000.00	1,019.93	0.98	4.91

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Strategy#
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul	1,000.00	1,019.98	0.97	4.86
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug	1,000.00	1,019.98	0.97	4.86
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep	1,000.00	1,019.93	0.98	4.91
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct	1,000.00	1,019.93	0.98	4.91
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov	1,000.00	1,019.93	0.98	4.91
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec	1,000.00	1,019.93	0.98	4.91

Milliman Variable Insurance Trust

Expense Example For the Period Ended June 30, 2022 (Unaudited)

				Hypothetical
				Expenses
	Beginning	Ending	Annualized	Paid
	Account	Account	Expense	During the
	Value	Value	Ratio*	Period**
Milliman 1-Year Buffered S&P 500 with Spread Outcome Strategy#
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb	1,000.00	1,019.98	0.97	4.86
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar	1,000.00	1,019.93	0.98	4.91
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr	1,000.00	1,019.93	0.98	4.91
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - May	1,000.00	1,019.93	0.98	4.91
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun	1,000.00	1,019.93	0.98	4.91

Milliman 1-Year Floored S&P 500 with Par Up Outcome Strategy#
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan	1,000.00	1,019.98	0.97	4.86
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb	1,000.00	1,019.93	0.98	4.91
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar	1,000.00	1,019.93	0.98	4.91
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr	1,000.00	1,019.93	0.98	4.91
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May	1,000.00	1,019.93	0.98	4.91
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun	1,000.00	1,019.93	0.98	4.91

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Strategy#
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan	1,000.00	1,019.98	0.97	4.86
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb	1,000.00	1,019.93	0.98	4.91
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar	1,000.00	1,019.93	0.98	4.91
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr	1,000.00	1,019.93	0.98	4.91
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May	1,000.00	1,019.93	0.98	4.91
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun	1,000.00	1,019.93	0.98	4.91

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Strategy#
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan	1,000.00	1,019.98	0.97	4.86
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb	1,000.00	1,019.93	0.98	4.91
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar	1,000.00	1,019.93	0.98	4.91
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr	1,000.00	1,019.93	0.98	4.91
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May	1,000.00	1,019.93	0.98	4.91
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun	1,000.00	1,019.93	0.98	4.91

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Strategy#
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan	1,000.00	1,019.98	0.97	4.86
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb	1,000.00	1,019.98	0.97	4.86
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar	1,000.00	1,019.93	0.98	4.91
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr	1,000.00	1,019.93	0.97	4.91
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May	1,000.00	1,019.93	0.98	4.91
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun	1,000.00	1,019.93	0.98	4.91

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Strategy#
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)	1,000.00	1,020.23	0.92	4.61
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)	1,000.00	1,020.18	0.93	4.66

Milliman Variable Insurance Trust

Expense Example For the Period Ended June 30, 2022 (Unaudited)

				Hypothetical
				Expenses
	Beginning	Ending	Annualized	Paid
	Account	Account	Expense	During the
	Value	Value	Ratio*	Period**
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Strategy#
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)	$1,000.00	$1,020.23	0.92%	$4.61
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (I)	1,000.00	1,020.18	0.93	4.66

#	Class 3 shares
*	Expense ratio does not reflect the indirect expenses of underlying funds in which the Funds invest.
**	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 41.61%
iShares 0-3 Month Treasury Bond ETF (a)	1,000	$100,120
Schwab Short-Term U.S. Treasury ETF (a)	1,971	96,954
SPDR Portfolio Short Term Treasury ETF (a)	1,647	48,504
Vanguard Short-Term Treasury ETF (a)	1,647	96,942
TOTAL EXCHANGE TRADED FUNDS (Cost$349,789)		342,520

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 129.96% (b)(c)
CALL OPTIONS - 100.75%
S&P 500® Mini Index, Expires 7/11/2022, Strike Price $467.03	15	$567,810	8
S&P 500® Mini Index, Expires 7/11/2022, Strike Price $0.47	22	832,788	829,451
			829,459
PUT OPTIONS - 29.21%
iShares 20+ Year Treasury Bond ETF, Expires 7/11/2022, Strike Price $134.70	70	804,090	139,992
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 7/11/2022, Strike Price $122.87	77	847,231	100,440
S&P 500® Mini Index, Expires 7/11/2022, Strike Price $187.28	22	832,788	11
			240,443
TOTAL PURCHASED OPTIONS (Cost $1,095,344)			1,069,902

Total Investments (Cost $1,445,133) - 171.57%			1,412,422
Liabilities in Excess of Other Assets - (71.57)%			(589,236)
TOTAL NET ASSETS - 100.00%			$823,186

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $342,520.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2022 (Unaudited)

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index	7/11/2022	$187.28	22	$(832,788)	$(418,609)
					(418,609)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	7/11/2022	$141.79	70	(804,090)	(189,605)
iShares iBoxx $ Investment Grade Corporate Bond ETF	7/11/2022	$129.34	77	(847,231)	(150,242)
S&P 500® Mini Index	7/11/2022	$420.33	22	(832,788)	(93,944)
					(433,791)
TOTAL OPTIONS WRITTEN (Premiums Received $711,557)					$(852,400)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

Assets	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$1,069,902	$—	$1,069,902
Exchange Traded Funds	342,520	—	—	342,520
Total Assets	$342,520	$1,069,902	$—	$1,412,422

Liabilities
Options Written	$—	$852,400	$—	$852,400
Total Liabilities	$—	$852,400	$—	$852,400

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$829,470	$240,432	$1,069,902
Liabilities - Written options	Options written, at value	$512,553	$339,847	$852,400

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(224,500)	$199,058	$(25,442)
Written options	Written Options	121,883	(262,726)	(140,843)
		$(102,617)	$(63,668)	$(166,285)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	41.61%
Purchased Options	129.96
Total Investments	171.57
Written Options	(103.54)
Assets in Excess of Other Liabilities	31.97
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 40.50%
iShares 0-3 Month Treasury Bond ETF (a)	1,701	$170,304
Schwab Short-Term U.S. Treasury ETF (a)	3,395	167,000
SPDR Portfolio Short Term Treasury ETF (a)	2,837	83,550
Vanguard Short-Term Treasury ETF (a)	2,839	167,104
TOTAL EXCHANGE TRADED FUNDS (Cost$596,241)		587,958

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 120.28% (b)(c)
CALL OPTIONS - 98.66%
S&P 500® Mini Index, Expires 8/10/2022, Strike Price $450.41	29	$1,097,766	306
S&P 500® Mini Index, Expires 8/10/2022, Strike Price $0.45	38	1,438,452	1,431,760
			1,432,066
PUT OPTIONS - 21.62%
iShares 20+ Year Treasury Bond ETF, Expires 8/10/2022, Strike Price $129.91	125	1,435,875	194,196
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 8/10/2022, Strike Price $118.36	137	1,507,411	119,458
S&P 500® Mini Index, Expires 8/10/2022, Strike Price $180.61	38	1,438,452	136
			313,790
TOTAL PURCHASED OPTIONS (Cost $1,808,879)			1,745,856

Total Investments (Cost $2,405,120) - 160.78%			2,333,814
Liabilities in Excess of Other Assets - (60.78)%			(882,221)
TOTAL NET ASSETS - 100.00%			$1,451,593

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $587,958.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2022 (Unaudited)

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index	8/10/2022	$180.61	38	$(1,438,452)	$(748,148)
					(748,148)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	8/10/2022	$136.75	125	(1,435,875)	(277,047)
iShares iBoxx $ Investment Grade Corporate Bond ETF	8/10/2022	$124.59	137	(1,507,411)	(208,400)
S&P 500® Mini Index	8/10/2022	$405.37	38	(1,438,452)	(114,413)
					(599,860)
TOTAL OPTIONS WRITTEN (Premiums Received $1,186,227)					$(1,348,008)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,745,856	$—	$1,745,856
Exchange Traded Funds	587,958	—	—	587,958
Total Assets	$587,958	$1,745,856	$—	$2,333,814

Liabilities	$—
Options Written	$—	$1,348,008	$—	$1,348,008
Total Liabilities	$—	$1,348,008	$—	$1,348,008

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$1,432,202	$313,654	$1,745,856
Liabilities - Written options	Options written, at value	$862,561	$485,447	$1,348,008

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(300,030)	$237,007	$(63,023)
Written options	Written Options	184,409	(346,190)	(161,781)
		$(115,621)	$(109,183)	$(224,804)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	40.50%
Purchased Options	120.28
Total Investments	160.78
Written Options	(92.87)
Assets in Excess of Other Liabilities	32.09
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 38.98%
iShares 0-3 Month Treasury Bond ETF (a)	1,138	$113,936
Schwab Short-Term U.S. Treasury ETF (a)	2,259	111,120
SPDR Portfolio Short Term Treasury ETF (a)	1,887	55,572
Vanguard Short-Term Treasury ETF (a)	1,888	111,128
TOTAL EXCHANGE TRADED FUNDS (Cost$396,062)		391,756

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 117.82% (b)(c)
CALL OPTIONS - 101.40%
S&P 500® Mini Index, Expires 9/12/2022, Strike Price $425.94	21	$794,934	3,383
S&P 500® Mini Index, Expires 9/12/2022, Strike Price $0.43	27	1,022,058	1,015,778
			1,019,161
PUT OPTIONS - 16.42%
iShares 20+ Year Treasury Bond ETF, Expires 9/12/2022, Strike Price $127.52	85	976,395	114,909
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 9/12/2022, Strike Price $114.09	95	1,045,285	49,742
S&P 500® Mini Index, Expires 9/12/2022, Strike Price $170.80	27	1,022,058	405
			165,056
TOTAL PURCHASED OPTIONS (Cost $1,271,013)			1,184,217

Total Investments (Cost $1,667,075) - 156.80%			1,575,973
Liabilities in Excess of Other Assets - (56.80)%			(570,911)
TOTAL NET ASSETS - 100.00%			$1,005,062

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $391,756.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	9/12/2022	$170.80	27	$(1,022,058)	$(557,538)
					(557,538)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	9/12/2022	$134.23	85	(976,395)	(168,599)
iShares iBoxx $ Investment Grade Corporate Bond ETF	9/12/2022	$120.10	95	(1,045,285)	(99,440)
S&P 500® Mini Index	9/12/2022	$383.35	27	(1,022,058)	(52,931)
					(320,970)
TOTAL OPTIONS WRITTEN (Premiums Received $837,736)					$(878,508)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,184,217	$—	$1,184,217
Exchange Traded Funds	391,756	—	—	391,756
Total Assets	$391,756	$1,184,217	$—	$1,575,973

Liabilities
Options Written	$—	$878,508	$—	$878,508
Total Liabilities	$—	$878,508	$—	$878,508

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$1,019,566	$164,651	$1,184,217
Liabilities - Written options	Options written, at value	$610,469	$268,039	$878,508

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(188,705)	$101,908	$(86,797)
Written options	Written Options	119,852	(160,624)	(40,772)
		$(68,853)	$(58,716)	$(127,569)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	38.98%
Purchased Options	117.82
Total Investments	156.80
Written Options	(87.40)
Assets in Excess of Other Liabilities	30.60
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct

Schedule of Investments

June 30, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 38.35%
iShares 0-3 Month Treasury Bond ETF (a)		1,240	$124,149
Schwab Short-Term U.S. Treasury ETF (a)		2,487	122,335
SPDR Portfolio Short Term Treasury ETF (a)		2,077	61,168
Vanguard Short-Term Treasury ETF (a)		2,079	122,370
TOTAL EXCHANGE TRADED FUNDS (Cost $431,289)			430,022

	Contracts	Notional Amount
PURCHASED OPTIONS - 103.06% (b)(c)
CALL OPTIONS - 94.11%
S&P 500® Mini Index, Expires 10/11/2022, Strike Price $441.28	22	$832,788	3,035
S&P 500® Mini Index, Expires 10/11/2022, Strike Price $0.44	28	1,059,912	1,052,400
			1,055,435
PUT OPTIONS - 8.95%
iShares 20+ Year Treasury Bond ETF, Expires 10/11/2022, Strike Price $117.26	100	1,148,700	63,667
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 10/11/2022, Strike Price $110.47	107	1,177,321	35,733
S&P 500® Mini Index, Expires 10/11/2022, Strike Price $176.95	28	1,059,912	937
			100,337
TOTAL PURCHASED OPTIONS (Cost $1,368,492)			1,155,772

Total Investments (Cost $1,799,781) - 141.41%			1,585,794
Liabilities in Excess of Other Assets - (41.41)%			(464,410)
TOTAL NET ASSETS - 100.00%			$1,121,384

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $430,022.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)
Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	10/11/2022	$176.95	28	$(1,059,912)	$(561,625)
					(561,625)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	10/11/2022	$123.43	100	(1,148,700)	(105,509)
iShares iBoxx $ Investment Grade Corporate Bond ETF	10/11/2022	$116.28	107	(1,177,321)	(77,857)
S&P 500® Mini Index	10/11/2022	$397.15	28	(1,059,912)	(82,689)
					(266,055)
TOTAL OPTIONS WRITTEN (Premiums Received $900,314)					$(827,680)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct

Schedule of Investments (Concluded)
June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,155,772	$—	$1,155,772
Exchange Traded Funds	430,022	—	—	430,022
Total Assets	$430,022	$1,155,772	$—	$1,585,794

Liabilities
Options Written	$—	$827,680	$—	$827,680
Total Liabilities	$—	$827,680	$—	$827,680

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,056,372	$99,400	$1,155,772
Liabilities - Written options	Options written, at value	$644,314	$183,366	$827,680

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(234,979)	$22,259	$(212,720)
Written options	Written Options	133,541	(60,907)	72,634
		$(101,438)	$(38,648)	$(140,086)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	38.35%
Purchased Options	103.06
Total Investments	141.41
Written Options	(73.80)
Assets in Excess of Other Liabilities	32.39
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov

Schedule of Investments
June 30, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 36.19%
iShares 0-3 Month Treasury Bond ETF (a)		1,196	$119,744
Schwab Short-Term U.S. Treasury ETF (a)		2,400	118,056
SPDR Portfolio Short Term Treasury ETF (a)		2,005	59,047
Vanguard Short-Term Treasury ETF (a)		2,006	118,073
TOTAL EXCHANGE TRADED FUNDS (Cost $415,896)			414,920

	Contracts	Notional Amount
PURCHASED OPTIONS - 106.19% (b)(c)
CALL OPTIONS - 100.72%
S&P 500® Mini Index, Expires 11/10/2022, Strike Price $400.11	23	$870,642	28,135
S&P 500® Mini Index, Expires 11/10/2022, Strike Price $0.40	30	1,135,620	1,126,340
			1,154,475
PUT OPTIONS - 5.47%
iShares 20+ Year Treasury Bond ETF, Expires 11/10/2022, Strike Price $110.60	102	1,171,674	39,861
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 11/10/2022, Strike Price $106.28	107	1,177,321	21,708
S&P 500® Mini Index, Expires 11/10/2022, Strike Price $160.44	30	1,135,620	1,156
			62,725
TOTAL PURCHASED OPTIONS (Cost $1,335,790)			1,217,200

Total Investments (Cost $1,751,686) - 142.38%			1,632,120
Liabilities in Excess of Other Assets - (42.38)%			(485,851)
TOTAL NET ASSETS - 100.00%			$1,146,269

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $414,920.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)
Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	11/10/2022	$160.44	30	$(1,135,620)	$(650,585)
					(650,585)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	11/10/2022	$116.42	102	(1,171,674)	(67,418)
iShares iBoxx $ Investment Grade Corporate Bond ETF	11/10/2022	$111.87	107	(1,177,321)	(47,715)
S&P 500® Mini Index	11/10/2022	$360.10	30	(1,135,620)	(47,926)
					(163,059)
TOTAL OPTIONS WRITTEN (Premiums Received $880,856)					$(813,644)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov

Schedule of Investments (Concluded)
June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,217,200	$—	$1,217,200
Exchange Traded Funds	414,920	—	—	414,920
Total Assets	$414,920	$1,217,200	$—	$1,632,120

Liabilities
Options Written	$—	$813,644	$—	$813,644
Total Liabilities	$—	$813,644	$—	$813,644

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,155,631	$61,569	$1,217,200
Liabilities - Written options	Options written, at value	$698,511	$115,133	$813,644

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(108,122)	$(10,468)	$(118,590)
Written options	Written Options	66,174	1,038	67,212
		$(41,948)	$(9,430)	$(51,378)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	36.19%
Purchased Options	106.19
Total Investments	142.38
Written Options	(70.98)
Assets in Excess of Other Liabilities	28.60
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec

Schedule of Investments
June 30, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 35.79%
iShares 0-3 Month Treasury Bond ETF (a)		1,134	$113,536
Schwab Short-Term U.S. Treasury ETF (a)		2,290	112,645
SPDR Portfolio Short Term Treasury ETF (a)		1,913	56,338
Vanguard Short-Term Treasury ETF (a)		1,913	112,599
TOTAL EXCHANGE TRADED FUNDS (Cost $394,394)			395,118

	Contracts	Notional Amount
PURCHASED OPTIONS - 107.35% (b)(c)
CALL OPTIONS - 102.15%
S&P 500® Mini Index, Expires 12/12/2022, Strike Price $390.08	21	$794,934	40,799
S&P 500® Mini Index, Expires 12/12/2022, Strike Price $0.39	29	1,097,766	1,086,741
			1,127,540
PUT OPTIONS - 5.20%
iShares 20+ Year Treasury Bond ETF, Expires 12/12/2022, Strike Price $107.82	100	1,148,700	35,679
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 12/12/2022, Strike Price $104.77	103	1,133,309	20,249
S&P 500® Mini Index, Expires 12/12/2022, Strike Price $156.42	29	1,097,766	1,495
			57,423
TOTAL PURCHASED OPTIONS (Cost $1,241,802)			1,184,963

Total Investments (Cost $1,636,196) - 143.14%			1,580,081
Liabilities in Excess of Other Assets - (43.14)%			(476,195)
TOTAL NET ASSETS - 100.00%			$1,103,886

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $346,685.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)
Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	12/12/2022	$156.42	29	$(1,097,766)	$(640,314)
					(640,314)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	12/12/2022	$113.49	100	(1,148,700)	(56,241)
iShares iBoxx $ Investment Grade Corporate Bond ETF	12/12/2022	$110.28	103	(1,133,309)	(39,489)
S&P 500® Mini Index	12/12/2022	$351.07	29	(1,097,766)	(44,932)
					(140,662)
TOTAL OPTIONS WRITTEN (Premiums Received $819,284)					$(780,976)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec

Schedule of Investments (Concluded)
June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,184,963	$—	$1,184,963
Exchange Traded Funds	395,118	—	—	395,118
Total Assets	$395,118	$1,184,963	$—	$1,580,081

Liabilities
Options Written	$—	$780,976	$—	$780,976
Total Liabilities	$—	$780,976	$—	$780,976

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,129,035	$55,928	$1,184,963
Liabilities - Written options	Options written, at value	$685,246	$95,730	$780,976

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(45,374)	$(11,466)	$(56,840)
Written options	Written Options	24,535	13,773	38,308
		$(20,839)	$2,307	$(18,532)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	35.79%
Purchased Options	107.35
Total Investments	143.14
Written Options	(70.75)
Assets in Excess of Other Liabilities	27.61
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul

Schedule of Investments
June 30, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 41.63%
iShares 0-3 Month Treasury Bond ETF (a)		1,000	$100,120
Schwab Short-Term U.S. Treasury ETF (a)		1,971	96,954
SPDR Portfolio Short Term Treasury ETF (a)		1,647	48,504
Vanguard Short-Term Treasury ETF (a)		1,647	96,942
TOTAL EXCHANGE TRADED FUNDS (Cost $349,789)			342,520

	Contracts	Notional Amount
PURCHASED OPTIONS - 130.04% (b)(c)
CALL OPTIONS - 100.80%
S&P 500® Mini Index, Expires 7/11/2022, Strike Price $467.04	14	$529,956	7
S&P 500® Mini Index, Expires 7/11/2022, Strike Price $0.48	22	832,788	829,430
			829,437
PUT OPTIONS - 29.24%
iShares 20+ Year Treasury Bond ETF, Expires 7/11/2022, Strike Price $134.71	70	804,090	140,062
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 7/11/2022, Strike Price $122.88	77	847,231	100,517
S&P 500® Mini Index, Expires 7/11/2022, Strike Price $187.29	22	832,788	11
			240,590
TOTAL PURCHASED OPTIONS (Cost $1,087,888)			1,070,027

Total Investments (Cost $1,437,677) - 171.67%			1,412,547
Liabilities in Excess of Other Assets - (71.67)%			(589,748)
TOTAL NET ASSETS - 100.00%			$822,799

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $342,520.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)
Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	7/11/2022	$187.29	22	$(832,788)	$(418,587)
					(418,587)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	7/11/2022	$141.80	70	(804,090)	(189,675)
iShares iBoxx $ Investment Grade Corporate Bond ETF	7/11/2022	$129.35	77	(847,231)	(150,319)
S&P 500® Mini Index	7/11/2022	$467.04	11	(416,394)	(98,328)
					(438,322)
TOTAL OPTIONS WRITTEN (Premiums Received $708,112)					$(856,909)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul

Schedule of Investments (Concluded)
June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,070,027	$—	$1,070,027
Exchange Traded Funds	342,520	—	—	342,520
Total Assets	$342,520	$1,070,027	$—	$1,412,547

Liabilities
Options Written	$—	$856,909	$—	$856,909
Total Liabilities	$—	$856,909	$—	$856,909

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$829,448	$240,579	$1,070,027
Liabilities - Written options	Options written, at value	$516,915	$339,994	$856,909

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(216,988)	$199,128	$(17,860)
Written options	Written Options	113,928	(262,725)	(148,797)
		$(103,060)	$(63,597)	$(166,657)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	41.63%
Purchased Options	130.04
Total Investments	171.67
Written Options	(104.14)
Assets in Excess of Other Liabilities	32.47
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug

Schedule of Investments
June 30, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 41.02%
iShares 0-3 Month Treasury Bond ETF (a)		1,000	$100,120
Schwab Short-Term U.S. Treasury ETF (a)		1,991	97,937
SPDR Portfolio Short Term Treasury ETF (a)		1,664	49,005
Vanguard Short-Term Treasury ETF (a)		1,664	97,943
TOTAL EXCHANGE TRADED FUNDS (Cost $349,836)			345,005

	Contracts	Notional Amount
PURCHASED OPTIONS - 120.36% (b)(c)
CALL OPTIONS - 98.56%
S&P 500® Mini Index, Expires 8/10/2022, Strike Price $450.42	16	$605,664	169
S&P 500® Mini Index, Expires 8/10/2022, Strike Price $0.46	22	832,788	828,892
			829,061
PUT OPTIONS - 21.80%
iShares 20+ Year Treasury Bond ETF, Expires 8/10/2022, Strike Price $129.92	73	838,551	113,473
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 8/10/2022, Strike Price $118.37	80	880,240	69,845
S&P 500® Mini Index, Expires 8/10/2022, Strike Price $180.62	22	832,788	78
			183,396
TOTAL PURCHASED OPTIONS (Cost $1,061,751)			1,012,457

Total Investments (Cost $1,411,587) - 161.38%			1,357,462
Liabilities in Excess of Other Assets - (61.38)%			(516,298)
TOTAL NET ASSETS - 100.00%			$841,164

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $345,005.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)
Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	8/10/2022	$180.62	22	$(832,788)	$(433,116)
					(433,116)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	8/10/2022	$136.76	73	(838,551)	(161,868)
iShares iBoxx $ Investment Grade Corporate Bond ETF	8/10/2022	$124.60	80	(880,240)	(121,782)
S&P 500® Mini Index	8/10/2022	$450.42	11	(416,394)	(79,821)
					(363,471)
TOTAL OPTIONS WRITTEN (Premiums Received $694,495)					$(796,587)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug

Schedule of Investments (Concluded)
June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,012,457	$—	$1,012,457
Exchange Traded Funds	345,005	—	—	345,005
Total Assets	$345,005	$1,012,457	$—	$1,357,462

Liabilities
Options Written	$—	$796,587	$—	$796,587
Total Liabilities	$—	$796,587	$—	$796,587

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$829,139	$183,318	$1,012,457
Liabilities - Written options	Options written, at value	$512,938	$283,649	$796,587

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(190,440)	$141,146	$(49,294)
Written options	Written Options	100,992	(203,084)	(102,092)
		$(89,448)	$(61,938)	$(151,386)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	41.02%
Purchased Options	120.36
Total Investments	161.38
Written Options	(94.70)
Assets in Excess of Other Liabilities	33.32
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep

Schedule of Investments
June 30, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 39.39%
iShares 0-3 Month Treasury Bond ETF (a)		999	$100,020
Schwab Short-Term U.S. Treasury ETF (a)		1,982	97,495
SPDR Portfolio Short Term Treasury ETF (a)		1,656	48,769
Vanguard Short-Term Treasury ETF (a)		1,657	97,531
TOTAL EXCHANGE TRADED FUNDS (Cost $347,853)			343,815

	Contracts	Notional Amount
PURCHASED OPTIONS - 120.26% (b)(c)
CALL OPTIONS - 103.75%
S&P 500® Mini Index, Expires 9/12/2022, Strike Price $425.96	17	$643,518	2,736
S&P 500® Mini Index, Expires 9/12/2022, Strike Price $0.45	24	908,496	902,867
			905,603
PUT OPTIONS - 16.51%
iShares 20+ Year Treasury Bond ETF, Expires 9/12/2022, Strike Price $127.54	74	850,038	100,175
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 9/12/2022, Strike Price $114.11	83	913,249	43,583
S&P 500® Mini Index, Expires 9/12/2022, Strike Price $170.82	24	908,496	360
			144,118
TOTAL PURCHASED OPTIONS (Cost $1,117,143)			1,049,721

Total Investments (Cost $1,464,996) - 159.65%			1,393,536
Liabilities in Excess of Other Assets - (59.65)%			(520,694)
TOTAL NET ASSETS - 100.00%			$872,842

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $343,815.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)
Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	9/12/2022	$170.82	24	$(908,496)	$(495,542)
					(495,542)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	9/12/2022	$134.25	74	(850,038)	(146,913)
iShares iBoxx $ Investment Grade Corporate Bond ETF	9/12/2022	$120.12	83	(913,249)	(87,032)
S&P 500® Mini Index	9/12/2022	$425.96	12	(454,248)	(59,374)
					(293,319)
TOTAL OPTIONS WRITTEN (Premiums Received $735,216)					$(788,861)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep

Schedule of Investments (Concluded)
June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,049,721	$—	$1,049,721
Exchange Traded Funds	343,815	—	—	343,815
Total Assets	$343,815	$1,049,721	$—	$1,393,536

Liabilities
Options Written	$—	$788,861	$—	$788,861
Total Liabilities	$—	$788,861	$—	$788,861

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$905,963	$143,758	$1,049,721
Liabilities - Written options	Options written, at value	$554,916	$233,945	$788,861

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(157,865)	$90,443	$(67,422)
Written options	Written Options	88,128	(141,773)	(53,645)
		$(69,737)	$(51,330)	$(121,067)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	39.39%
Purchased Options	120.26
Total Investments	159.65
Written Options	(90.37)
Assets in Excess of Other Liabilities	30.72
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct

Schedule of Investments
June 30, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 39.12%
iShares 0-3 Month Treasury Bond ETF (a)		998	$99,920
Schwab Short-Term U.S. Treasury ETF (a)		2,000	98,380
SPDR Portfolio Short Term Treasury ETF (a)		1,671	49,211
Vanguard Short-Term Treasury ETF (a)		1,672	98,414
TOTAL EXCHANGE TRADED FUNDS (Cost $346,804)			345,925

	Contracts	Notional Amount
PURCHASED OPTIONS - 102.93% (b)(c)
CALL OPTIONS - 93.75%
S&P 500® Mini Index, Expires 10/11/2022, Strike Price $441.30	16	$605,664	2,205
S&P 500® Mini Index, Expires 10/11/2022, Strike Price $0.46	22	832,788	826,842
			829,047
PUT OPTIONS - 9.18%
iShares 20+ Year Treasury Bond ETF, Expires 10/11/2022, Strike Price $117.28	81	930,447	51,665
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 10/11/2022, Strike Price $110.49	86	946,258	28,814
S&P 500® Mini Index, Expires 10/11/2022, Strike Price $176.97	22	832,788	736
			81,215
TOTAL PURCHASED OPTIONS (Cost $1,072,238)			910,262

Total Investments (Cost $1,419,042) - 142.05%			1,256,187
Liabilities in Excess of Other Assets - (42.05)%			(371,812)
TOTAL NET ASSETS - 100.00%			$884,375

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $345,925.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)
Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	10/11/2022	$176.97	22	$(832,788)	$(441,230)
					(441,230)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	10/11/2022	$123.45	81	(930,447)	(85,586)
iShares iBoxx $ Investment Grade Corporate Bond ETF	10/11/2022	$116.30	86	(946,258)	(62,751)
S&P 500® Mini Index	10/11/2022	$441.30	11	(416,394)	(70,312)
					(218,649)
TOTAL OPTIONS WRITTEN (Premiums Received $708,437)					$(659,879)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct

Schedule of Investments (Concluded)
June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$910,262	$—	$910,262
Exchange Traded Funds	345,925	—	—	345,925
Total Assets	$345,925	$910,262	$—	$1,256,187

Liabilities
Options Written	$—	$659,879	$—	$659,879
Total Liabilities	$—	$659,879	$—	$659,879

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$829,783	$80,479	$910,262
Liabilities - Written options	Options written, at value	$511,542	$148,337	$659,879

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(179,286)	$17,310	$(161,976)
Written options	Written Options	96,623	(48,065)	48,558
		$(82,663)	$(30,755)	$(113,418)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	39.12%
Purchased Options	102.93
Total Investments	142.05
Written Options	(74.62)
Assets in Excess of Other Liabilities	32.57
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov

Schedule of Investments
June 30, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 36.22%
iShares 0-3 Month Treasury Bond ETF (a)		997	$99,819
Schwab Short-Term U.S. Treasury ETF (a)		2,000	98,380
SPDR Portfolio Short Term Treasury ETF (a)		1,671	49,211
Vanguard Short-Term Treasury ETF (a)		1,672	98,414
TOTAL EXCHANGE TRADED FUNDS (Cost $346,638)			345,824

	Contracts	Notional Amount
PURCHASED OPTIONS - 102.06% (b)(c)
CALL OPTIONS - 96.57%
S&P 500® Mini Index, Expires 11/10/2022, Strike Price $400.13	17	$643,518	20,781
S&P 500® Mini Index, Expires 11/10/2022, Strike Price $0.42	24	908,496	901,025
			921,806
PUT OPTIONS - 5.49%
iShares 20+ Year Treasury Bond ETF, Expires 11/10/2022, Strike Price $110.62	85	976,395	33,283
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 11/10/2022, Strike Price $106.30	89	979,267	18,102
S&P 500® Mini Index, Expires 11/10/2022, Strike Price $160.46	24	908,496	925
			52,310
TOTAL PURCHASED OPTIONS (Cost $1,066,316)			974,116

Total Investments (Cost $1,412,954) - 138.28%			1,319,940
Liabilities in Excess of Other Assets - (38.28)%			(365,350)
TOTAL NET ASSETS - 100.00%			$954,590

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $345,824.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)
Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	11/10/2022	$160.46	24	$(908,496)	$(520,421)
					(520,421)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	11/10/2022	$116.44	85	(976,395)	(56,274)
iShares iBoxx $ Investment Grade Corporate Bond ETF	11/10/2022	$111.89	89	(979,267)	(39,790)
S&P 500® Mini Index	11/10/2022	$400.13	12	(454,248)	(39,976)
					(136,040)
TOTAL OPTIONS WRITTEN (Premiums Received $704,899)					$(656,461)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov

Schedule of Investments (Concluded)
June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$974,116	$—	$974,116
Exchange Traded Funds	345,824	—	—	345,824
Total Assets	$345,824	$974,116	$—	$1,319,940

Liabilities
Options Written	$—	$656,461	$—	$656,461
Total Liabilities	$—	$656,461	$—	$656,461

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$922,731	$51,385	$974,116
Liabilities - Written options	Options written, at value	$560,397	$96,064	$656,461

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(83,504)	$(8,696)	$(92,200)
Written options	Written Options	47,592	846	48,438
		$(35,912)	$(7,850)	$(43,762)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	36.22%
Purchased Options	102.06
Total Investments	138.28
Written Options	(68.78)
Assets in Excess of Other Liabilities	30.50
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec

Schedule of Investments
June 30, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 35.32%
iShares 0-3 Month Treasury Bond ETF (a)		995	$99,619
Schwab Short-Term U.S. Treasury ETF (a)		2,009	98,823
SPDR Portfolio Short Term Treasury ETF (a)		1,678	49,417
Vanguard Short-Term Treasury ETF (a)		1,679	98,826
TOTAL EXCHANGE TRADED FUNDS (Cost $346,127)			346,685

	Contracts	Notional Amount
PURCHASED OPTIONS - 100.10% (b)(c)
CALL OPTIONS - 94.96%
S&P 500® Mini Index, Expires 12/12/2022, Strike Price $390.10	17	$643,518	33,010
S&P 500® Mini Index, Expires 12/12/2022, Strike Price $0.41	24	908,496	899,325
			932,335
PUT OPTIONS - 5.14%
iShares 20+ Year Treasury Bond ETF, Expires 12/12/2022, Strike Price $107.83	88	1,010,856	31,422
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 12/12/2022, Strike Price $104.79	90	990,270	17,742
S&P 500® Mini Index, Expires 12/12/2022, Strike Price $156.44	24	908,496	1,238
			50,402
TOTAL PURCHASED OPTIONS (Cost $1,036,579)			982,737

Total Investments (Cost $1,382,706) - 135.42%			1,329,422
Liabilities in Excess of Other Assets - (35.42)%			(347,694)
TOTAL NET ASSETS - 100.00%			$981,728

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $346,685.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)
Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	12/12/2022	$156.44	24	$(908,496)	$(529,868)
					(529,868)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	12/12/2022	$113.51	88	(1,010,856)	(49,579)
iShares iBoxx $ Investment Grade Corporate Bond ETF	12/12/2022	$110.30	90	(990,270)	(34,608)
S&P 500® Mini Index	12/12/2022	$390.10	12	(454,248)	(36,125)
					(120,312)
TOTAL OPTIONS WRITTEN (Premiums Received $685,611)					$(650,180)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec

Schedule of Investments (Concluded)
June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$982,737	$—	$982,737
Exchange Traded Funds	346,685	—	—	346,685
Total Assets	$346,685	$982,737	$—	$1,329,422

Liabilities
Options Written	$—	$650,180	$—	$650,180
Total Liabilities	$—	$650,180	$—	$650,180

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$933,573	$49,164	$982,737
Liabilities - Written options	Options written, at value	$565,993	$84,187	$650,180

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(45,279)	$(8,563)	$(53,842)
Written options	Written Options	24,283	11,148	35,431
		$(20,996)	$2,585	$(18,411)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	35.32%
Purchased Options	100.10
Total Investments	135.42
Written Options	(66.23)
Assets in Excess of Other Liabilities	30.81
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan

Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 41.79%
iShares 0-3 Month Treasury Bond ETF (a)	1,000	$100,119
Schwab Short-Term U.S. Treasury ETF (a)	1,968	96,806
SPDR Portfolio Short Term Treasury ETF (a)	1,646	48,475
Vanguard Short-Term Treasury ETF (a)	1,645	96,825
TOTAL EXCHANGE TRADED FUNDS (Cost $349,485)		342,225

	Contracts	Notional Amount
PURCHASED OPTIONS - 132.37% (b)(c)
CALL OPTIONS - 100.96%
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $475.58	22	$832,788	2,759
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $0.48	22	832,788	824,051
			826,810
PUT OPTIONS - 31.41%
iShares 20+ Year Treasury Bond ETF, Expires 1/10/2023, Strike Price $134.71	70	804,090	147,377
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 1/10/2023, Strike Price $122.88	77	847,231	107,151
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $187.29	22	832,788	2,621
			257,149
TOTAL PURCHASED OPTIONS (Cost $1,154,745)			1,083,959

Total Investments (Cost $1,504,230) - 174.16%			1,426,184
Liabilities in Excess of Other Assets - (74.16)%			(607,310)
TOTAL NET ASSETS - 100.00%			$818,874

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $342,225.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	1/10/2023	$187.29	22	$(832,788)	$(420,828)
					(420,828)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	1/10/2023	$141.80	70	(804,090)	(192,684)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1/10/2023	$129.35	77	(847,231)	(156,336)
S&P 500® Mini Index	1/10/2023	$420.34	22	(832,788)	(107,324)
					(456,344)
TOTAL OPTIONS WRITTEN (Premiums Received $777,373)					$(877,172)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan

Schedule of Investments (Concluded)
June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,083,959	$—	$1,083,959
Exchange Traded Funds	342,225	—	—	342,225
Total Assets	$342,225	$1,083,959	$—	$1,426,184

Liabilities
Options Written	$—	$877,172	$—	$877,172
Total Liabilities	$—	$877,172	$—	$877,172

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$829,431	$254,528	$1,083,959
Liabilities - Written options	Options written, at value	$528,152	$349,020	$877,172

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(249,976)	$179,190	$(70,786)
Written options	Written Options	131,793	(231,592)	(99,799)
		$(118,183)	$(52,402)	$(170,585)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	41.79%
Purchased Options	132.37
Total Investments	174.16
Written Options	(107.12)
Assets in Excess of Other Liabilities	32.96
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb

Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 40.70%
iShares 0-3 Month Treasury Bond ETF (a)	1,000	$100,121
Schwab Short-Term U.S. Treasury ETF (a)	1,988	97,790
SPDR Portfolio Short Term Treasury ETF (a)	1,663	48,975
Vanguard Short-Term Treasury ETF (a)	1,661	97,766
TOTAL EXCHANGE TRADED FUNDS (Cost $349,476)		344,652

	Contracts	Notional Amount
PURCHASED OPTIONS - 122.37% (b)(c)
CALL OPTIONS - 97.89%
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $462.34	22	$832,788	6,008
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $0.46	22	832,788	823,077
			829,085
PUT OPTIONS - 24.48%
iShares 20+ Year Treasury Bond ETF, Expires 2/10/2023, Strike Price $129.92	73	838,551	124,829
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 2/10/2023, Strike Price $118.37	80	880,240	79,576
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $180.62	22	832,788	2,878
			207,283
TOTAL PURCHASED OPTIONS (Cost $1,122,304)			1,036,368

Total Investments (Cost $1,471,780) - 163.07%			1,381,020
Liabilities in Excess of Other Assets - (63.07)%			(534,073)
TOTAL NET ASSETS - 100.00%			$846,947

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $344,652.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	2/10/2023	$180.62	22	$(832,788)	$(435,994)
					(435,994)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	2/10/2023	$136.76	73	(838,551)	(166,899)
iShares iBoxx $ Investment Grade Corporate Bond ETF	2/10/2023	$124.60	80	(880,240)	(122,784)
S&P 500® Mini Index	2/10/2023	$405.38	22	(832,788)	(89,793)
					(379,476)
TOTAL OPTIONS WRITTEN (Premiums Received $755,813)					$(815,470)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb

Schedule of Investments (Concluded)
June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,036,368	$—	$1,036,368
Exchange Traded Funds	344,652	—	—	344,652
Total Assets	$344,652	$1,036,368	$—	$1,381,020

Liabilities
Options Written	$—	$815,470	$—	$815,470
Total Liabilities	$—	$815,470	$—	$815,470

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$831,963	$204,405	$1,036,368
Liabilities - Written options	Options written, at value	$525,787	$289,683	$815,470

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(215,836)	$129,900	$(85,936)
Written options	Written Options	114,094	(173,751)	(59,657)
		$(101,742)	$(43,851)	$(145,593)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	40.70%
Purchased Options	122.37
Total Investments	163.07
Written Options	(96.29)
Assets in Excess of Other Liabilities	33.22
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar

Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 38.87%
iShares 0-3 Month Treasury Bond ETF (a)	998	$99,920
Schwab Short-Term U.S. Treasury ETF (a)	1,966	96,707
SPDR Portfolio Short Term Treasury ETF (a)	1,642	48,357
Vanguard Short-Term Treasury ETF (a)	1,643	96,707
TOTAL EXCHANGE TRADED FUNDS (Cost $345,696)		341,691

	Contracts	Notional Amount
PURCHASED OPTIONS - 124.52% (b)(c)
CALL OPTIONS - 104.37%
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $433.86	24	$908,496	20,903
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $0.45	24	908,496	896,586
			917,489
PUT OPTIONS - 20.15%
iShares 20+ Year Treasury Bond ETF, Expires 3/10/2023, Strike Price $127.54	74	850,038	115,614
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 3/10/2023, Strike Price $114.11	83	913,249	58,505
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $170.82	24	908,496	3,117
			177,236
TOTAL PURCHASED OPTIONS (Cost $1,182,034)			1,094,725

Total Investments (Cost $1,527,730) - 163.39%			1,436,416
Liabilities in Excess of Other Assets - (63.39)%			(557,230)
TOTAL NET ASSETS - 100.00%			$879,186

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $341,691.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	3/10/2023	$170.82	24	$(908,496)	$(498,207)
					(498,207)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	3/10/2023	$134.25	74	(850,038)	(155,245)
iShares iBoxx $ Investment Grade Corporate Bond ETF	3/10/2023	$120.12	83	(913,249)	(95,831)
S&P 500® Mini Index	3/10/2023	$383.37	24	(908,496)	(75,409)
					(326,485)
TOTAL OPTIONS WRITTEN (Premiums Received $797,283)					$(824,692)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar

Schedule of Investments (Concluded)
June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,094,725	$—	$1,094,725
Exchange Traded Funds	341,691	—	—	341,691
Total Assets	$341,691	$1,094,725	$—	$1,436,416

Liabilities
Options Written	$—	$824,692	$—	$824,692
Total Liabilities	$—	$824,692	$—	$824,692

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$920,606	$174,119	$1,094,725
Liabilities - Written options	Options written, at value	$573,616	$251,076	$824,692

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(175,214)	$87,905	$(87,309)
Written options	Written Options	96,250	(123,659)	(27,409)
		$(78,964)	$(35,754)	$(114,718)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	38.87%
Purchased Options	124.52
Total Investments	163.39
Written Options	(93.81)
Assets in Excess of Other Liabilities	30.42
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr

Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 38.86%
iShares 0-3 Month Treasury Bond ETF (a)	1,020	$102,122
Schwab Short-Term U.S. Treasury ETF (a)	2,025	99,610
SPDR Portfolio Short Term Treasury ETF (a)	1,691	49,800
Vanguard Short-Term Treasury ETF (a)	1,693	99,650
TOTAL EXCHANGE TRADED FUNDS (Cost $352,066)		351,182

	Contracts	Notional Amount
PURCHASED OPTIONS - 110.93% (b)(c)
CALL OPTIONS - 96.67%
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $449.67	23	$870,642	14,902
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $0.46	23	870,642	858,920
			873,822
PUT OPTIONS - 14.26%
iShares 20+ Year Treasury Bond ETF, Expires 4/10/2023, Strike Price $117.28	83	953,421	77,607
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 4/10/2023, Strike Price $110.49	88	968,264	47,463
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $176.97	23	870,642	3,812
			128,882
TOTAL PURCHASED OPTIONS (Cost $1,177,038)			1,002,704

Total Investments (Cost $1,529,104) - 149.79%			1,353,886
Liabilities in Excess of Other Assets - (49.79)%			(450,051)
TOTAL NET ASSETS - 100.00%			$903,835

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $351,182.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	4/10/2023	$176.97	23	$(870,642)	$(465,026)
					(465,026)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	4/10/2023	$123.45	83	(953,421)	(108,981)
iShares iBoxx $ Investment Grade Corporate Bond ETF	4/10/2023	$116.30	88	(968,264)	(77,955)
S&P 500® Mini Index	4/10/2023	$397.17	23	(870,642)	(89,776)
					(276,712)
TOTAL OPTIONS WRITTEN (Premiums Received $792,213)					$(741,738)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr

Schedule of Investments (Concluded)
June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,002,704	$—	$1,002,704
Exchange Traded Funds	351,182	—	—	351,182
Total Assets	$351,182	$1,002,704	$—	$1,353,886

Liabilities
Options Written	$—	$741,738	$—	$741,738
Total Liabilities	$—	$741,738	$—	$741,738

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$877,634	$125,070	$1,002,704
Liabilities - Written options	Options written, at value	$554,802	$186,936	$741,738

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(205,921)	$31,587	$(174,334)
Written options	Written Options	104,977	(54,502)	50,475
		$(100,944)	$(22,915)	$(123,859)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	38.86%
Purchased Options	110.93
Total Investments	149.79
Written Options	(82.06)
Assets in Excess of Other Liabilities	32.27
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - May

Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 36.07%
iShares 0-3 Month Treasury Bond ETF (a)	994	$99,519
Schwab Short-Term U.S. Treasury ETF (a)	1,975	97,150
SPDR Portfolio Short Term Treasury ETF (a)	1,650	48,593
Vanguard Short-Term Treasury ETF (a)	1,650	97,119
TOTAL EXCHANGE TRADED FUNDS (Cost $343,183)		342,381

	Contracts	Notional Amount
PURCHASED OPTIONS - 113.63% (b)(c)
CALL OPTIONS - 103.81%
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $408.59	25	$946,350	52,463
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $0.42	25	946,350	932,879
			985,342
PUT OPTIONS - 9.82%
iShares 20+ Year Treasury Bond ETF, Expires 5/10/2023, Strike Price $110.62	85	976,395	56,496
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 5/10/2023, Strike Price $106.30	89	979,267	33,147
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $160.46	25	946,350	3,583
			93,226
TOTAL PURCHASED OPTIONS (Cost $1,176,052)			1,078,568

Total Investments (Cost $1,519,235) - 149.70%			1,420,949
Liabilities in Excess of Other Assets - (49.70)%			(471,761)
TOTAL NET ASSETS - 100.00%			$949,188

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $342,381.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	5/10/2023	$160.46	25	$(946,350)	$(545,038)
					(545,038)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	5/10/2023	$116.44	85	(976,395)	(79,017)
iShares iBoxx $ Investment Grade Corporate Bond ETF	5/10/2023	$111.89	89	(979,267)	(57,344)
S&P 500® Mini Index	5/10/2023	$360.12	25	(946,350)	(63,093)
					(199,454)
TOTAL OPTIONS WRITTEN (Premiums Received $792,820)					$(744,492)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - May

Schedule of Investments (Concluded)
June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,078,568	$—	$1,078,568
Exchange Traded Funds	342,381	—	—	342,381
Total Assets	$342,381	$1,078,568	$—	$1,420,949

Liabilities
Options Written	$—	$744,492	$—	$744,492
Total Liabilities	$—	$744,492	$—	$744,492

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$988,925	$89,643	$1,078,568
Liabilities - Written options	Options written, at value	$608,131	$136,361	$744,492

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(92,106)	$(5,378)	$(97,484)
Written options	Written Options	51,556	(3,228)	48,328
		$(40,550)	$(8,606)	$(49,156)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	36.07%
Purchased Options	113.63
Total Investments	149.70
Written Options	(78.43)
Assets in Excess of Other Liabilities	28.73
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun

Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 35.07%
iShares 0-3 Month Treasury Bond ETF (a)	990	$99,119
Schwab Short-Term U.S. Treasury ETF (a)	1,982	97,495
SPDR Portfolio Short Term Treasury ETF (a)	1,656	48,769
Vanguard Short-Term Treasury ETF (a)	1,656	97,471
TOTAL EXCHANGE TRADED FUNDS (Cost $342,304)		342,854

	Contracts	Notional Amount
PURCHASED OPTIONS - 111.61% (b)(c)
CALL OPTIONS - 102.26%
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $399.05	25	$946,350	67,844
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $0.41	25	946,350	931,822
			999,666
PUT OPTIONS - 9.35%
iShares 20+ Year Treasury Bond ETF, Expires 6/12/2023, Strike Price $107.83	88	1,010,856	52,792
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 6/12/2023, Strike Price $104.79	90	990,270	34,910
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $156.44	25	946,350	3,729
			91,431
TOTAL PURCHASED OPTIONS (Cost $1,135,440)			1,091,097

Total Investments (Cost $1,477,744) - 146.68%			1,433,951
Liabilities in Excess of Other Assets - (46.68)%			(456,299)
TOTAL NET ASSETS - 100.00%			$977,652

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $342,854.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	6/12/2023	$156.44	25	$(946,350)	$(554,427)
					(554,427)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	6/12/2023	$113.51	88	(1,010,856)	(72,824)
iShares iBoxx $ Investment Grade Corporate Bond ETF	6/12/2023	$110.30	90	(990,270)	(53,536)
S&P 500® Mini Index	6/12/2023	$351.09	25	(946,350)	(58,950)
					(185,310)
TOTAL OPTIONS WRITTEN (Premiums Received $761,601)					$(739,737)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun

Schedule of Investments (Concluded)
June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,091,097	$—	$1,091,097
Exchange Traded Funds	342,855	—	—	342,854
Total Assets	$342,855	$1,091,097	$—	$1,433,951

Liabilities
Options Written	$—	$739,737	$—	$739,737
Total Liabilities	$—	$739,737	$—	$739,737

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,003,395	$87,702	$1,091,097
Liabilities - Written options	Options written, at value	$613,377	$126,360	$739,737

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(48,286)	$3,943	$(44,343)
Written options	Written Options	26,310	(4,447)	21,864
		$(21,976)	$(504)	$(22,479)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	35.07%
Purchased Options	111.61
Total Investments	146.68
Written Options	(75.67)
Assets in Excess of Other Liabilities	28.99
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan

Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 40.67%
iShares 0-3 Month Treasury Bond ETF (a)	1,000	$100,119
Schwab Short-Term U.S. Treasury ETF (a)	1,968	96,806
SPDR Portfolio Short Term Treasury ETF (a)	1,646	48,475
Vanguard Short-Term Treasury ETF (a)	1,645	96,825
TOTAL EXCHANGE TRADED FUNDS (Cost $349,485)		342,225

	Contracts	Notional Amount
PURCHASED OPTIONS - 141.44% (b)(c)
CALL OPTIONS - 98.15%
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $467.03	11	$416,394	1,880
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $0.47	22	832,788	824,074
			825,954
PUT OPTIONS - 43.29%
iShares 20+ Year Treasury Bond ETF, Expires 1/10/2023, Strike Price $134.70	70	804,090	147,316
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 1/10/2023, Strike Price $122.87	77	847,231	107,080
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $420.33	22	832,788	107,309
S&P 500® Mini Index, Expires 1/10/2023, Strike Price $187.28	22	832,788	2,620
			364,325
TOTAL PURCHASED OPTIONS (Cost $1,183,953)			1,190,279

Total Investments (Cost $1,533,438) - 182.11%			1,532,504
Liabilities in Excess of Other Assets - (82.11)%			(690,941)
TOTAL NET ASSETS - 100.00%			$841,563

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $342,225.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	1/10/2023	$187.28	22	$(832,788)	$(420,849)
					(420,849)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	1/10/2023	$141.79	70	(804,090)	(192,620)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1/10/2023	$129.34	77	(847,231)	(156,269)
S&P 500® Mini Index	1/10/2023	$467.03	22	(832,788)	(191,637)
					(540,526)
TOTAL OPTIONS WRITTEN (Premiums Received $807,165)					$(961,375)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan

Schedule of Investments (Concluded)
June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,190,279	$—	$1,190,279
Exchange Traded Funds	342,225	—	—	342,225
Total Assets	$342,225	$1,190,279	$—	$1,532,504

Liabilities
Options Written	$—	$961,375	$—	$961,375
Total Liabilities	$—	$961,375	$—	$961,375

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$935,883	$254,396	$1,190,279
Liabilities - Written options	Options written, at value	$612,486	$348,889	$961,375

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(172,879)	$179,205	$6,326
Written options	Written Options	77,251	(231,461)	(154,210)
		$(95,628)	$(52,256)	$(147,884)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	40.67%
Purchased Options	141.44
Total Investments	182.11
Written Options	(114.24)
Assets in Excess of Other Liabilities	32.13
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 39.76%
iShares 0-3 Month Treasury Bond ETF (a)	1,000	$100,120
Schwab Short-Term U.S. Treasury ETF (a)	1,988	97,790
SPDR Portfolio Short Term Treasury ETF (a)	1,663	48,975
Vanguard Short-Term Treasury ETF (a)	1,662	97,825
TOTAL EXCHANGE TRADED FUNDS (Cost $349,536)		344,710

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 129.85% (b)(c)
CALL OPTIONS - 95.60%
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $450.41	13	$492,102	5,435
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $0.45	22	832,788	823,099
			828,534
PUT OPTIONS - 34.25%
iShares 20+ Year Treasury Bond ETF, Expires 2/10/2023, Strike Price $129.91	73	838,551	124,773
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 2/10/2023, Strike Price $118.36	80	880,240	79,515
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $405.37	22	832,788	89,781
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $180.61	22	832,788	2,877
			296,946
TOTAL PURCHASED OPTIONS (Cost $1,145,206)			1,125,480

Total Investments (Cost $1,494,742) - 169.61%			1,470,190
Liabilities in Excess of Other Assets - (69.61)%			(603,362)
TOTAL NET ASSETS - 100.00%			$866,828

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $344,710.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	2/10/2023	$180.61	22	$(832,788)	$(436,015)
					(436,015)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	2/10/2023	$136.75	73	(838,551)	(166,834)
iShares iBoxx $ Investment Grade Corporate Bond ETF	2/10/2023	$124.59	80	(880,240)	(122,727)
S&P 500® Mini Index	2/10/2023	$450.41	22	(832,788)	(159,224)
					(448,785)
TOTAL OPTIONS WRITTEN (Premiums Received $778,826)					$(884,800)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,125,480	$—	$1,125,480
Exchange Traded Funds	344,710	—	—	344,710
Total Assets	$344,710	$1,125,480	$—	$1,470,190

Liabilities
Options Written	$—	$884,800	$—	$884,800
Total Liabilities	$—	$884,800	$—	$884,800

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$921,192	$204,288	$1,125,480
Liabilities - Written options	Options written, at value	$595,239	$289,561	$884,800

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(149,510)	$129,783	$(19,727)
Written options	Written Options	67,808	(173,782)	(105,974)
		$(81,702)	$(43,999)	$(125,701)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	39.76%
Purchased Options	129.85
Total Investments	169.61
Written Options	(102.08)
Assets in Excess of Other Liabilities	32.47
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 38.10%
iShares 0-3 Month Treasury Bond ETF (a)	998	$99,920
Schwab Short-Term U.S. Treasury ETF (a)	1,966	96,707
SPDR Portfolio Short Term Treasury ETF (a)	1,642	48,357
Vanguard Short-Term Treasury ETF (a)	1,643	96,707
TOTAL EXCHANGE TRADED FUNDS (Cost $345,696)		341,691

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 129.85% (b)(c)
CALL OPTIONS - 101.70%
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $425.94	14	$529,956	15,370
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $0.43	24	908,496	896,633
			912,003
PUT OPTIONS - 28.15%
iShares 20+ Year Treasury Bond ETF, Expires 3/10/2023, Strike Price $127.52	74	850,038	115,520
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 3/10/2023, Strike Price $114.09	83	913,249	58,377
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $383.35	24	908,496	75,388
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $170.80	24	908,496	3,116
			252,401
TOTAL PURCHASED OPTIONS (Cost $1,205,062)			1,164,404

Total Investments (Cost $1,550,758) - 167.95%			1,506,095
Liabilities in Excess of Other Assets - (67.95)%			(609,297)
TOTAL NET ASSETS - 100.00%			$896,798

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $341,691.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2022 (Unaudited)

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index	3/10/2023	$170.80	24	$(908,496)	$(498,253)
					(498,253)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	3/10/2023	$134.23	74	(850,038)	(155,119)
iShares iBoxx $ Investment Grade Corporate Bond ETF	3/10/2023	$120.10	83	(913,249)	(95,680)
S&P 500® Mini Index	3/10/2023	$425.94	24	(908,496)	(130,816)
					(381,615)
TOTAL OPTIONS WRITTEN (Premiums Received $823,401)					$(879,868)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,164,404	$—	$1,164,404
Exchange Traded Funds	341,691	—	—	341,691
Total Assets	$341,691	$1,164,404	$—	$1,506,095

Liabilities
Options Written	$—	$879,868	$—	$879,868
Total Liabilities	$—	$879,868	$—	$879,868

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$990,507	$173,897	$1,164,404
Liabilities - Written options	Options written, at value	$629,069	$250,799	$879,868

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(128,498)	$87,840	$(40,658)
Written options	Written Options	67,072	(123,539)	(56,467)
		$(61,426)	$(35,699)	$(97,125)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	38.10%
Purchased Options	129.85
Total Investments	167.95
Written Options	(98.12)
Assets in Excess of Other Liabilities	30.17
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 38.13%
iShares 0-3 Month Treasury Bond ETF (a)	1,059	$106,027
Schwab Short-Term U.S. Treasury ETF (a)	2,099	103,250
SPDR Portfolio Short Term Treasury ETF (a)	1,753	51,626
Vanguard Short-Term Treasury ETF (a)	1,754	103,240
TOTAL EXCHANGE TRADED FUNDS (Cost $365,065)		364,143

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 118.83% (b)(c)
CALL OPTIONS - 95.06%
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $441.28	14	$529,956	11,667
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $0.44	24	908,496	896,310
			907,977
PUT OPTIONS - 23.77%
iShares 20+ Year Treasury Bond ETF, Expires 4/10/2023, Strike Price $117.26	86	987,882	80,314
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 4/10/2023, Strike Price $110.47	91	1,001,273	48,961
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $397.15	24	908,496	93,656
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $176.95	24	908,496	3,977
			226,908
TOTAL PURCHASED OPTIONS (Cost $1,260,532)			1,134,885

Total Investments (Cost $1,625,597) - 156.96%			1,499,028
Liabilities in Excess of Other Assets - (56.96)%			(543,935)
TOTAL NET ASSETS - 100.00%			$955,093

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $364,143.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2022 (Unaudited)

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index	4/10/2023	$176.95	24	$(908,496)	$(485,290)
					(485,290)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	4/10/2023	$123.43	86	(987,882)	(112,825)
iShares iBoxx $ Investment Grade Corporate Bond ETF	4/10/2023	$116.28	91	(1,001,273)	(80,510)
S&P 500® Mini Index	4/10/2023	$441.28	24	(908,496)	(158,178)
					(351,513)
TOTAL OPTIONS WRITTEN (Premiums Received $857,660)					$(836,803)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,134,885	$—	$1,134,885
Exchange Traded Funds	364,143	—	—	364,143
Total Assets	$364,143	$1,134,885	$—	$1,499,028

Liabilities
Options Written	$—	$836,803	$—	$836,803
Total Liabilities	$—	$836,803	$—	$836,803

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$1,005,610	$129,275	$1,134,885
Liabilities - Written options	Options written, at value	$643,468	$193,335	$836,803

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(158,695)	$33,048	$(125,647)
Written options	Written Options	77,600	(56,743)	20,857
		$(81,095)	$(23,695)	$(104,790)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	38.13%
Purchased Options	118.83
Total Investments	156.96
Written Options	(87.62)
Assets in Excess of Other Liabilities	30.66
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 35.84%
iShares 0-3 Month Treasury Bond ETF (a)	994	$99,519
Schwab Short-Term U.S. Treasury ETF (a)	1,975	97,150
SPDR Portfolio Short Term Treasury ETF (a)	1,650	48,593
Vanguard Short-Term Treasury ETF (a)	1,650	97,119
TOTAL EXCHANGE TRADED FUNDS (Cost $343,183)		342,381

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 117.91% (b)(c)
CALL OPTIONS - 101.57%
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $400.11	15	$567,810	37,308
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $0.40	25	946,350	932,927
			970,235
PUT OPTIONS - 16.34%
iShares 20+ Year Treasury Bond ETF, Expires 5/10/2023, Strike Price $110.60	85	976,395	56,437
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 5/10/2023, Strike Price $106.28	89	979,267	33,088
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $360.10	25	946,350	63,076
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $160.44	25	946,350	3,582
			156,183
TOTAL PURCHASED OPTIONS (Cost $1,205,001)			1,126,418

Total Investments (Cost $1,548,184) - 153.75%			1,468,799
Liabilities in Excess of Other Assets - (53.75)%			(513,551)
TOTAL NET ASSETS - 100.00%			$955,248

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $342,381.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2022 (Unaudited)

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index	5/10/2023	$160.44	25	$(946,350)	$(545,085)
					(545,085)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	5/10/2023	$116.42	85	(976,395)	(78,930)
iShares iBoxx $ Investment Grade Corporate Bond ETF	5/10/2023	$111.87	89	(979,267)	(57,252)
S&P 500® Mini Index	5/10/2023	$400.11	25	(946,350)	(103,833)
					(240,015)
TOTAL OPTIONS WRITTEN (Premiums Received $820,579)					$(785,100)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,126,418	$—	$1,126,418
Exchange Traded Funds	342,381	—	—	342,381
Total Assets	$342,381	$1,126,418	$—	$1,468,799

Liabilities
Options Written	$—	$785,100	$—	$785,100
Total Liabilities	$—	$785,100	$—	$785,100

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$1,036,893	$89,525	$1,126,418
Liabilities - Written options	Options written, at value	$648,918	$136,182	$785,100

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(78,304)	$(279)	$(78,583)
Written options	Written Options	43,344	(7,865)	35,479
		$(34,960)	$(8,144)	$(43,104)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	35.84%
Purchased Options	117.91
Total Investments	153.75
Written Options	(82.18)
Assets in Excess of Other Liabilities	28.43
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 34.98%
iShares 0-3 Month Treasury Bond ETF (a)	990	$99,119
Schwab Short-Term U.S. Treasury ETF (a)	1,982	97,495
SPDR Portfolio Short Term Treasury ETF (a)	1,656	48,769
Vanguard Short-Term Treasury ETF (a)	1,656	97,472
TOTAL EXCHANGE TRADED FUNDS (Cost $342,304)		342,855

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 115.25% (b)(c)
CALL OPTIONS - 99.92%
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $390.08	15	$567,810	47,542
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $0.39	25	946,350	931,872
			979,414
PUT OPTIONS - 15.33%
iShares 20+ Year Treasury Bond ETF, Expires 6/12/2023, Strike Price $107.82	88	1,010,856	52,759
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 6/12/2023, Strike Price $104.77	90	990,270	34,847
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $351.07	25	946,350	58,934
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $156.42	25	946,350	3,727
			150,267
TOTAL PURCHASED OPTIONS (Cost $1,166,846)			1,129,681

Total Investments (Cost $1,509,150) - 150.23%			1,472,536
Liabilities in Excess of Other Assets - (50.23)%			(492,330)
TOTAL NET ASSETS - 100.00%			$980,206

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $342,855.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2022 (Unaudited)

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index	6/12/2023	$156.42	25	$(946,350)	$(554,475)
					(554,475)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	6/12/2023	$113.49	88	(1,010,856)	(72,733)
iShares iBoxx $ Investment Grade Corporate Bond ETF	6/12/2023	$110.28	90	(990,270)	(53,505)
S&P 500® Mini Index	6/12/2023	$390.08	25	(946,350)	(94,880)
					(221,118)
TOTAL OPTIONS WRITTEN (Premiums Received $792,833)					$(775,593)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,129,681	$—	$1,129,681
Exchange Traded Funds	342,855	—	—	342,855
Total Assets	$342,855	$1,129,681	$—	$1,472,536

Liabilities
Options Written	$—	$775,593	$—	$775,593
Total Liabilities	$—	$775,593	$—	$775,593

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$1,042,075	$87,606	$1,129,681
Liabilities - Written options	Options written, at value	$649,355	$126,238	$775,593

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(41,102)	$3,937	$(37,165)
Written options	Written Options	21,833	(4,593)	17,240
		$(19,269)	$(656)	$(19,925)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	34.98%
Purchased Options	115.25
Total Investments	150.23
Written Options	(79.13)
Assets in Excess of Other Liabilities	28.90
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 41.76%
iShares 0-3 Month Treasury Bond ETF (a)	1,000	$100,119
Schwab Short-Term U.S. Treasury ETF (a)	1,968	96,806
SPDR Portfolio Short Term Treasury ETF (a)	1,646	48,475
Vanguard Short-Term Treasury ETF (a)	1,645	96,825
TOTAL EXCHANGE TRADED FUNDS (Cost $349,485)		342,225

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 132.33% (b)(c)
CALL OPTIONS - 100.98%
Invesco QQQ Trust Series 1, Expires 1/10/2023, Strike Price $380.11	26	$728,728	2,694
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $465.51	22	829,950	3,676
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $0.47	22	829,950	821,388
			827,758
PUT OPTIONS - 31.35%
iShares 20+ Year Treasury Bond ETF, Expires 1/10/2023, Strike Price $134.69	70	804,090	147,255
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 1/10/2023, Strike Price $122.86	77	847,231	107,010
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $186.67	22	829,950	2,595
			256,860
TOTAL PURCHASED OPTIONS (Cost $1,263,063)			1,084,618

Total Investments (Cost $1,612,548) - 174.09%			1,426,843
Liabilities in Excess of Other Assets - (74.09)%			(607,172)
TOTAL NET ASSETS - 100.00%			$819,671

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $342,225.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2022 (Unaudited)

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1	1/10/2023	$401.66	26	$(728,728)	$(1,257)
SPDR S&P 500® Trust ETF	1/10/2023	$491.90	22	(829,950)	(1,395)
SPDR S&P 500® Trust ETF	1/10/2023	$186.67	22	(829,950)	(419,533)
					(422,185)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	1/10/2023	$141.78	70	(804,090)	(192,555)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1/10/2023	$129.33	77	(847,231)	(156,202)
SPDR S&P 500® Trust ETF	1/10/2023	$418.96	22	(829,950)	(108,560)
					(457,317)
TOTAL OPTIONS WRITTEN (Premiums Received $888,160)					$(879,502)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,084,618	$—	$1,084,618
Exchange Traded Funds	342,225	—	—	342,225
Total Assets	$342,225	$1,084,618	$—	$1,426,843

Liabilities
Options Written	$—	$879,502	$—	$879,502
Total Liabilities	$—	$879,502	$—	$879,502

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$830,353	$254,265	$1,084,618
Liabilities - Written options	Options written, at value	$530,745	$348,757	$879,502

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(357,519)	$179,074	$(178,445)
Written options	Written Options	240,134	(231,476)	8,658
		$(117,385)	$(52,402)	$(169,787)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	41.76%
Purchased Options	132.33
Total Investments	174.09
Written Options	(107.31)
Assets in Excess of Other Liabilities	33.22
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 40.49%
iShares 0-3 Month Treasury Bond ETF (a)	1,000	$100,121
Schwab Short-Term U.S. Treasury ETF (a)	1,988	97,790
SPDR Portfolio Short Term Treasury ETF (a)	1,663	48,975
Vanguard Short-Term Treasury ETF (a)	1,661	97,766
TOTAL EXCHANGE TRADED FUNDS (Cost $349,476)		344,652

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 122.97% (b)(c)
CALL OPTIONS - 98.65%
Invesco QQQ Trust Series 1, Expires 2/10/2023, Strike Price $358.43	28	$784,784	9,110
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $449.32	22	829,950	9,389
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $0.45	22	829,950	821,421
			839,920
PUT OPTIONS - 24.32%
iShares 20+ Year Treasury Bond ETF, Expires 2/10/2023, Strike Price $129.90	73	838,551	124,717
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 2/10/2023, Strike Price $118.35	80	880,240	79,455
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $180.18	22	829,950	2,872
			207,044
TOTAL PURCHASED OPTIONS (Cost $1,239,364)			1,046,964

Total Investments (Cost $1,588,840) - 163.46%			1,391,616
Liabilities in Excess of Other Assets - (63.46)%			(540,320)
TOTAL NET ASSETS - 100.00%			$851,296

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $344,652.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2022 (Unaudited)

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1	2/10/2023	$380.29	28	$(784,784)	$(4,348)
SPDR S&P 500® Trust ETF	2/10/2023	$476.73	22	(829,950)	(3,589)
SPDR S&P 500® Trust ETF	2/10/2023	$180.18	22	(829,950)	(434,877)
					(442,814)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	2/10/2023	$136.74	73	(838,551)	(166,770)
iShares iBoxx $ Investment Grade Corporate Bond ETF	2/10/2023	$124.58	80	(880,240)	(122,672)
SPDR S&P 500® Trust ETF	2/10/2023	$404.39	22	(829,950)	(90,277)
					(379,719)
TOTAL OPTIONS WRITTEN (Premiums Received $873,688)					$(822,533)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,046,964	$—	$1,046,964
Exchange Traded Funds	344,652	—	—	344,652
Total Assets	$344,652	$1,046,964	$—	$1,391,616

Liabilities
Options Written	$—	$822,533	$—	$822,533
Total Liabilities	$—	$822,533	$—	$822,533

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$842,792	$204,172	$1,046,964
Liabilities - Written options	Options written, at value	$533,091	$289,442	$822,533

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(322,220)	$129,820	$(192,400)
Written options	Written Options	224,818	(173,663)	51,155
		$(97,402)	$(43,843)	$(141,245)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	40.49%
Purchased Options	122.97
Total Investments	163.46
Written Options	(96.61)
Assets in Excess of Other Liabilities	33.15
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 38.32%
iShares 0-3 Month Treasury Bond ETF (a)	998	$99,920
Schwab Short-Term U.S. Treasury ETF (a)	1,966	96,707
SPDR Portfolio Short Term Treasury ETF (a)	1,642	48,357
Vanguard Short-Term Treasury ETF (a)	1,643	96,707
TOTAL EXCHANGE TRADED FUNDS (Cost$345,696)		341,691

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 126.49% (b)(c)
CALL OPTIONS - 106.66%
Invesco QQQ Trust Series 1, Expires 3/10/2023, Strike Price $331.27	30	$840,840	27,734
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $425.48	24	905,400	27,189
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $0.43	24	905,400	896,145
			951,068
PUT OPTIONS - 19.83%
iShares 20+ Year Treasury Bond ETF, Expires 3/10/2023, Strike Price $127.50	74	850,038	115,425
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 3/10/2023, Strike Price $114.08	83	913,249	58,314
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $170.62	24	905,400	3,099
			176,838
TOTAL PURCHASED OPTIONS (Cost $1,308,023)			1,127,906

Total Investments (Cost $1,653,719) - 164.81%			1,469,597
Liabilities in Excess of Other Assets - (64.81)%			(577,923)
TOTAL NET ASSETS - 100.00%			$891,674

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $341,691.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1	3/10/2023	$356.78	30	$(840,840)	$(13,021)
SPDR S&P 500® Trust ETF	3/10/2023	$458.24	24	(905,400)	(9,882)
SPDR S&P 500® Trust ETF	3/10/2023	$170.62	24	(905,400)	(498,267)
					(521,170)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	3/10/2023	$134.21	74	(850,038)	(154,993)
iShares iBoxx $ Investment Grade Corporate Bond ETF	3/10/2023	$120.08	83	(913,249)	(95,531)
SPDR S&P 500® Trust ETF	3/10/2023	$382.93	24	(905,400)	(75,086)
					(325,610)
TOTAL OPTIONS WRITTEN (Premiums Received $924,669)					$(846,780)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,127,906	$—	$1,127,906
Exchange Traded Funds	341,691	—	—	341,691
Total Assets	$341,691	$1,127,906	$—	$1,469,597

Liabilities
Options Written	$—	$846,780	$—	$846,780
Total Liabilities	$—	$846,780	$—	$846,780

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$954,167	$173,739	$1,127,906
Liabilities - Written options	Options written, at value	$596,256	$250,524	$846,780

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(267,874)	$87,756	$(180,118)
Written options	Written Options	201,310	(123,421)	77,889
		$(66,564)	$(35,665)	$(102,229)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	38.32%
Purchased Options	126.49
Total Investments	164.81
Written Options	(94.96)
Assets in Excess of Other Liabilities	30.15
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 38.72%
iShares 0-3 Month Treasury Bond ETF (a)	1,029	$103,023
Schwab Short-Term U.S. Treasury ETF (a)	2,042	100,446
SPDR Portfolio Short Term Treasury ETF (a)	1,706	50,242
Vanguard Short-Term Treasury ETF (a)	1,707	100,474
TOTAL EXCHANGE TRADED FUNDS (Cost $355,075)		354,185

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 112.32% (b)(c)
CALL OPTIONS - 98.23%
Invesco QQQ Trust Series 1, Expires 4/10/2023, Strike Price $340.89	30	$840,840	24,076
SPDR S&P 500® Trust ETF, Expires 4/10/2023, Strike Price $439.92	23	867,675	18,990
SPDR S&P 500® Trust ETF, Expires 4/10/2023, Strike Price $0.44	23	867,675	855,274
			898,340
PUT OPTIONS - 14.09%
iShares 20+ Year Treasury Bond ETF, Expires 4/10/2023, Strike Price $117.24	83	953,421	77,419
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 4/10/2023, Strike Price $110.45	89	979,267	47,767
SPDR S&P 500® Trust ETF, Expires 4/10/2023, Strike Price $176.41	23	867,675	3,745
			128,931
TOTAL PURCHASED OPTIONS (Cost $1,302,322)			1,027,271

Total Investments (Cost $1,657,397) - 151.04%			1,381,456
Liabilities in Excess of Other Assets - (51.04)%			(466,871)
TOTAL NET ASSETS - 100.00%			$914,585

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $354,185.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1	4/10/2023	$364.75	30	$(840,840)	$(12,586)
SPDR S&P 500® Trust ETF	4/10/2023	$470.71	23	(867,675)	(7,431)
SPDR S&P 500® Trust ETF	4/10/2023	$176.41	23	(867,675)	(463,739)
					(483,756)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	4/10/2023	$123.41	83	(953,421)	(108,797)
iShares iBoxx $ Investment Grade Corporate Bond ETF	4/10/2023	$116.26	89	(979,267)	(78,639)
SPDR S&P 500® Trust ETF	4/10/2023	$395.93	23	(867,675)	(90,411)
					(277,847)
TOTAL OPTIONS WRITTEN (Premiums Received $918,562)					$(761,603)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,027,271	$—	$1,027,271
Exchange Traded Funds	354,185	—	—	354,185
Total Assets	$354,185	$1,027,271	$—	$1,381,456

Liabilities
Options Written	$—	$761,603	$—	$761,603
Total Liabilities	$—	$761,603	$—	$761,603

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$902,085	$125,186	$1,027,271
Liabilities - Written options	Options written, at value	$574,167	$187,436	$761,603

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(306,440)	$31,389	$(275,051)
Written options	Written Options	211,621	(54,662)	156,959
		$(94,819)	$(23,273)	$(118,092)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	38.72%
Purchased Options	112.32
Total Investments	151.04
Written Options	(83.27)
Assets in Excess of Other Liabilities	32.23
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 35.65%
iShares 0-3 Month Treasury Bond ETF (a)	994	$99,519
Schwab Short-Term U.S. Treasury ETF (a)	1,975	97,150
SPDR Portfolio Short Term Treasury ETF (a)	1,650	48,593
Vanguard Short-Term Treasury ETF (a)	1,650	97,119
TOTAL EXCHANGE TRADED FUNDS (Cost $343,183)		342,381

	Contracts	Notional Amount
PURCHASED OPTIONS - 120.85% (b)(c)
CALL OPTIONS - 111.17%
Invesco QQQ Trust Series 1, Expires 5/10/2023, Strike Price $300.76	33	$924,924	75,479
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $399.09	25	943,125	62,444
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $0.40	25	943,125	929,746
			1,067,669
PUT OPTIONS - 9.68%
iShares 20+ Year Treasury Bond ETF, Expires 5/10/2023, Strike Price $110.58	85	976,395	56,378
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 5/10/2023, Strike Price $106.26	89	979,267	33,031
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $160.04	25	943,125	3,525
			92,934
TOTAL PURCHASED OPTIONS (Cost $1,307,873)			1,160,603

Total Investments (Cost $1,651,056) - 156.50%			1,502,984
Liabilities in Excess of Other Assets - (56.50)%			(542,596)
TOTAL NET ASSETS - 100.00%			$960,388

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $342,381.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)
Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1	5/10/2023	$324.82	33	$(924,924)	$(44,741)
SPDR S&P 500® Trust ETF	5/10/2023	$431.02	25	(943,125)	(30,642)
SPDR S&P 500® Trust ETF	5/10/2023	$160.04	25	(943,125)	(543,854)
					(619,237)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	5/10/2023	$116.40	85	(976,395)	(78,842)
iShares iBoxx $ Investment Grade Corporate Bond ETF	5/10/2023	$111.85	89	(979,267)	(57,158)
SPDR S&P 500® Trust ETF	5/10/2023	$359.18	25	(943,125)	(62,873)
					(198,873)
TOTAL OPTIONS WRITTEN (Premiums Received $927,412)					$(818,110)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,160,603	$—	$1,160,603
Exchange Traded Funds	342,381	—	—	342,381
Total Assets	$342,381	$1,160,603	$—	$1,502,984

Liabilities
Options Written	$—	$818,110	$—	$818,110
Total Liabilities	$—	$818,110	$—	$818,110

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,071,194	$89,409	$1,160,603
Liabilities - Written options	Options written, at value	$682,110	$136,000	$818,110

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(141,921)	$(5,349)	$(147,271)
Written options	Written Options	112,517	(3,215)	109,302
		$(29,404)	$(8,564)	$(37,969)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	35.65%
Purchased Options	120.85
Total Investments	156.50
Written Options	(85.19)
Assets in Excess of Other Liabilities	28.69
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 34.82%
iShares 0-3 Month Treasury Bond ETF (a)	990	$99,119
Schwab Short-Term U.S. Treasury ETF (a)	1,982	97,495
SPDR Portfolio Short Term Treasury ETF (a)	1,656	48,769
Vanguard Short-Term Treasury ETF (a)	1,656	97,472
TOTAL EXCHANGE TRADED FUNDS (Cost $342,304)		342,855

	Contracts	Notional Amount
PURCHASED OPTIONS - 122.64% (b)(c)
CALL OPTIONS - 113.39%
Invesco QQQ Trust Series 1, Expires 6/12/2023, Strike Price $288.84	35	$980,980	105,781
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $389.80	25	943,125	80,912
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $0.39	25	943,125	929,774
			1,116,467
PUT OPTIONS - 9.25%
iShares 20+ Year Treasury Bond ETF, Expires 6/12/2023, Strike Price $107.80	88	1,010,856	52,693
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 6/12/2023, Strike Price $104.75	90	990,270	34,783
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $156.31	25	943,125	3,659
			91,135
TOTAL PURCHASED OPTIONS (Cost $1,275,233)			1,207,602

Total Investments (Cost $1,617,537) - 157.46%			1,550,457
Liabilities in Excess of Other Assets - (57.46)%			(565,833)
TOTAL NET ASSETS - 100.00%			$984,624

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $342,855.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1	6/12/2023	$313.74	35	$(980,980)	$(66,871)
SPDR S&P 500® Trust ETF	6/12/2023	$423.40	25	(943,125)	(42,683)
SPDR S&P 500® Trust ETF	6/12/2023	$156.31	25	(943,125)	(553,925)
					(663,479)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	6/12/2023	$113.47	88	(1,010,856)	(72,641)
iShares iBoxx $ Investment Grade Corporate Bond ETF	6/12/2023	$110.26	90	(990,270)	(53,472)
SPDR S&P 500® Trust ETF	6/12/2023	$350.82	25	(943,125)	(58,315)
					(184,428)
TOTAL OPTIONS WRITTEN (Premiums Received $900,028)					$(847,907)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,207,602	$—	$1,207,602
Exchange Traded Funds	342,855	—	—	342,855
Total Assets	$342,855	$1,207,602	$—	$1,550,457

Liabilities
Options Written	$—	$847,907	$—	$847,907
Total Liabilities	$—	$847,907	$—	$847,907

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,120,126	$87,476	$1,207,602
Liabilities - Written options	Options written, at value	$721,794	$126,113	$847,907

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(71,615)	$3,985	$(67,630)
Written options	Written Options	56,767	(4,646)	52,121
		$(14,848)	$(661)	$(15,509)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	34.82%
Purchased Options	122.64
Total Investments	157.46
Written Options	(86.11)
Assets in Excess of Other Liabilities	28.65
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 41.74%
iShares 0-3 Month Treasury Bond ETF (a)	1,000	$100,120
Schwab Short-Term U.S. Treasury ETF (a)	1,968	96,806
SPDR Portfolio Short Term Treasury ETF (a)	1,646	48,475
Vanguard Short-Term Treasury ETF (a)	1,645	96,824
TOTAL EXCHANGE TRADED FUNDS (Cost $349,485)		342,225

	Contracts	Notional Amount
PURCHASED OPTIONS - 132.56% (b)(c)
CALL OPTIONS - 101.18%
iShares Russell 2000 ETF, Expires 1/10/2023, Strike Price $215.32	46	$779,056	4,661
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $465.52	22	829,950	3,675
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $0.48	22	829,950	821,367
			829,703
PUT OPTIONS - 31.38%
iShares 20+ Year Treasury Bond ETF, Expires 1/10/2023, Strike Price $134.72	70	804,090	147,438
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 1/10/2023, Strike Price $122.89	77	847,231	107,221
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $186.68	22	829,950	2,595
			257,254
TOTAL PURCHASED OPTIONS (Cost $1,254,656)			1,086,957

Total Investments (Cost $1,604,141) - 174.30%			1,429,182
Liabilities in Excess of Other Assets - (74.30)%			(609,204)
TOTAL NET ASSETS - 100.00%			$819,978

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $342,225.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF	1/10/2023	$228.11	46	$(779,056)	$(2,073)
SPDR S&P 500® Trust ETF	1/10/2023	$493.16	22	(829,950)	(1,343)
SPDR S&P 500® Trust ETF	1/10/2023	$186.68	22	(829,950)	(419,512)
					(422,928)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	1/10/2023	$141.81	70	(804,090)	(192,748)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1/10/2023	$129.36	77	(847,231)	(156,403)
SPDR S&P 500® Trust ETF	1/10/2023	$418.97	22	(829,950)	(108,576)
					(457,727)
TOTAL OPTIONS WRITTEN (Premiums Received $879,430)					$(880,655)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,086,957	$—	$1,086,957
Exchange Traded Funds	342,225	—	—	342,225
Total Assets	$342,225	$1,086,957	$—	$1,429,182

Liabilities
Options Written	$—	$880,655	$—	$880,655
Total Liabilities	$—	$880,655	$—	$880,655

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$832,298	$254,659	$1,086,957
Liabilities - Written options	Options written, at value	$531,504	$349,151	$880,655

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(1,589)	$—	$(1,589)
Written options	Written Options	1,031	—	1,031
		$(558)	$—	$(558)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(347,019)	$179,320	$(167,699)
Written options	Written Options	230,351	(231,576)	(1,225)
		$(116,668)	$(52,256)	$(168,924)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	41.74%
Purchased Options	132.56
Total Investments	174.30
Written Options	(107.40)
Assets in Excess of Other Liabilities	33.10
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 40.37%
iShares 0-3 Month Treasury Bond ETF (a)	1,000	$100,121
Schwab Short-Term U.S. Treasury ETF (a)	1,988	97,790
SPDR Portfolio Short Term Treasury ETF (a)	1,663	48,975
Vanguard Short-Term Treasury ETF (a)	1,661	97,766
TOTAL EXCHANGE TRADED FUNDS (Cost $349,476)		344,652

	Contracts	Notional Amount
PURCHASED OPTIONS - 123.23% (b)(c)
CALL OPTIONS - 98.93%
iShares Russell 2000 ETF, Expires 2/10/2023, Strike Price $203.44	49	$829,864	13,818
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $449.33	22	829,950	9,386
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $0.46	22	829,950	821,398
			844,602
PUT OPTIONS - 24.30%
iShares 20+ Year Treasury Bond ETF, Expires 2/10/2023, Strike Price $129.93	73	838,551	124,885
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 2/10/2023, Strike Price $118.38	80	880,240	79,636
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $180.19	22	829,950	2,872
			207,393
TOTAL PURCHASED OPTIONS (Cost $1,232,413)			1,051,995

Total Investments (Cost $1,581,889) - 163.60%			1,396,647
Liabilities in Excess of Other Assets - (63.60)%			(542,887)
TOTAL NET ASSETS - 100.00%			$853,760

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $344,652.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF	2/10/2023	$215.65	49	$(829,864)	$(6,501)
SPDR S&P 500® Trust ETF	2/10/2023	$476.29	22	(829,950)	(3,645)
SPDR S&P 500® Trust ETF	2/10/2023	$180.19	22	(829,950)	(434,856)
					(445,002)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	2/10/2023	$136.77	73	(838,551)	(166,963)
iShares iBoxx $ Investment Grade Corporate Bond ETF	2/10/2023	$124.61	80	(880,240)	(122,840)
SPDR S&P 500® Trust ETF	2/10/2023	$404.40	22	(829,950)	(90,289)
					(380,092)
TOTAL OPTIONS WRITTEN (Premiums Received $866,719)					$(825,094)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,051,995	$—	$1,051,995
Exchange Traded Funds	344,652	—	—	344,652
Total Assets	$344,652	$1,051,995	$—	$1,396,647

Liabilities
Options Written	$—	$825,094	$—	$825,094
Total Liabilities	$—	$825,094	$—	$825,094

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The value and location of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$847,474	$204,521	$1,051,995
Liabilities - Written options	Options written, at value	$535,291	$289,803	$825,094

The effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(310,434)	$130,016	$(180,418)
Written options	Written Options	215,496	(173,871)	41,625
		$(94,938)	$(43,855)	$(138,793)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	40.37%
Purchased Options	123.23
Total Investments	163.60
Written Options	(96.65)
Assets in Excess of Other Liabilities	33.05
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 38.46%
iShares 0-3 Month Treasury Bond ETF (a)	998	$99,920
Schwab Short-Term U.S. Treasury ETF (a)	1,966	96,707
SPDR Portfolio Short Term Treasury ETF (a)	1,642	48,357
Vanguard Short-Term Treasury ETF (a)	1,643	96,707
TOTAL EXCHANGE TRADED FUNDS (Cost $345,696)		341,691

	Contracts	Notional Amount
PURCHASED OPTIONS - 126.20% (b)(c)
CALL OPTIONS - 106.23%
iShares Russell 2000 ETF, Expires 3/10/2023, Strike Price $199.92	50	$846,800	20,687
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $425.50	24	905,400	27,174
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $0.45	24	905,400	896,098
			943,959
PUT OPTIONS - 19.97%
iShares 20+ Year Treasury Bond ETF, Expires 3/10/2023, Strike Price $127.56	74	850,038	115,707
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 3/10/2023, Strike Price $114.13	83	913,249	58,634
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $170.64	24	905,400	3,100
			177,441
TOTAL PURCHASED OPTIONS (Cost $1,302,194)			1,121,400

Total Investments (Cost $1,647,890) - 164.66%			1,463,091
Liabilities in Excess of Other Assets - (64.66)%			(574,568)
TOTAL NET ASSETS - 100.00%			$888,523

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $341,691.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)
Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF	3/10/2023	$215.32	50	$(846,800)	$(8,509)
SPDR S&P 500® Trust ETF	3/10/2023	$458.25	24	(905,400)	(9,879)
SPDR S&P 500® Trust ETF	3/10/2023	$170.64	24	(905,400)	(498,221)
					(516,609)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	3/10/2023	$134.27	74	(850,038)	(155,371)
iShares iBoxx $ Investment Grade Corporate Bond ETF	3/10/2023	$120.14	83	(913,249)	(95,984)
SPDR S&P 500® Trust ETF	3/10/2023	$382.95	24	(905,400)	(75,107)
					(326,462)
TOTAL OPTIONS WRITTEN (Premiums Received $918,469)					$(843,071)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,121,400	$—	$1,121,400
Exchange Traded Funds	341,691	—	—	341,691
Total Assets	$341,691	$1,121,400	$—	$1,463,091

Liabilities
Options Written	$—	$843,071	$—	$843,071
Total Liabilities	$—	$843,071	$—	$843,071

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$947,059	$174,341	$1,121,400
Liabilities - Written options	Options written, at value	$591,715	$251,356	$843,071

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(268,764)	$87,970	$(180,794)
Written options	Written Options	199,254	(123,856)	75,398
		$(69,510)	$(35,886)	$(105,396)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	38.46%
Purchased Options	126.20
Total Investments	164.66
Written Options	(94.88)
Assets in Excess of Other Liabilities	30.22
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 38.61%
iShares 0-3 Month Treasury Bond ETF (a)	997	$99,820
Schwab Short-Term U.S. Treasury ETF (a)	1,976	97,199
SPDR Portfolio Short Term Treasury ETF (a)	1,650	48,593
Vanguard Short-Term Treasury ETF (a)	1,651	97,178
TOTAL EXCHANGE TRADED FUNDS (Cost $343,657)		342,790

	Contracts	Notional Amount
PURCHASED OPTIONS - 111.68% (b)(c)
CALL OPTIONS - 97.50%
iShares Russell 2000 ETF, Expires 4/10/2023, Strike Price $196.54	51	$863,736	29,367
SPDR S&P 500® Trust ETF, Expires 4/10/2023, Strike Price $439.94	22	829,950	18,154
SPDR S&P 500® Trust ETF, Expires 4/10/2023, Strike Price $0.46	22	829,950	818,046
			865,567
PUT OPTIONS - 14.18%
iShares 20+ Year Treasury Bond ETF, Expires 4/10/2023, Strike Price $117.30	81	930,447	75,829
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 4/10/2023, Strike Price $110.51	86	946,258	46,498
SPDR S&P 500® Trust ETF, Expires 4/10/2023, Strike Price $176.43	22	829,950	3,583
			125,910
TOTAL PURCHASED OPTIONS (Cost $1,242,069)			991,477

Total Investments (Cost $1,585,726) - 150.29%			1,334,267
Liabilities in Excess of Other Assets - (50.29)%			(446,461)
TOTAL NET ASSETS - 100.00%			$887,806

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $342,790.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF	4/10/2023	$210.46	51	$(863,736)	$(14,445)
SPDR S&P 500® Trust ETF	4/10/2023	$471.07	22	(829,950)	(7,026)
SPDR S&P 500® Trust ETF	4/10/2023	$176.43	22	(829,950)	(443,536)
					(465,007)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	4/10/2023	$123.47	81	(930,447)	(106,444)
iShares iBoxx $ Investment Grade Corporate Bond ETF	4/10/2023	$116.32	86	(946,258)	(76,281)
SPDR S&P 500® Trust ETF	4/10/2023	$395.95	22	(829,950)	(86,502)
					(269,227)
TOTAL OPTIONS WRITTEN (Premiums Received $874,834)					$(734,234)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$991,477	$—	$991,477
Exchange Traded Funds	342,789	—	—	342,790
Total Assets	$342,789	$991,477	$—	$1,334,267

Liabilities
Options Written	$—	$734,234	$—	$734,234
Total Liabilities	$—	$734,234	$—	$734,234

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$869,150	$122,327	$991,477
Liabilities - Written options	Options written, at value	$551,509	$182,725	$734,234

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(281,926)	$31,334	$(250,592)
Written options	Written Options	194,166	(53,566)	140,600
		$(87,760)	$(22,232)	$(109,992)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	38.61%
Purchased Options	111.68
Total Investments	150.29
Written Options	(82.70)
Assets in Excess of Other Liabilities	32.41
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 35.39%
iShares 0-3 Month Treasury Bond ETF (a)	994	$99,519
Schwab Short-Term U.S. Treasury ETF (a)	1,975	97,150
SPDR Portfolio Short Term Treasury ETF (a)	1,650	48,593
Vanguard Short-Term Treasury ETF (a)	1,650	97,119
TOTAL EXCHANGE TRADED FUNDS (Cost $343,183)		342,381

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 121.27% (b)(c)
CALL OPTIONS - 111.63%
iShares Russell 2000 ETF, Expires 5/10/2023, Strike Price $174.95	57	$965,352	87,838
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $399.11	25	943,125	62,420
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $0.42	25	943,125	929,698
			1,079,956
PUT OPTIONS - 9.64%
iShares 20+ Year Treasury Bond ETF, Expires 5/10/2023, Strike Price $110.64	85	976,395	56,555
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 5/10/2023, Strike Price $106.32	89	979,267	33,207
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $160.06	25	943,125	3,526
			93,288
TOTAL PURCHASED OPTIONS (Cost $1,290,761)			1,173,244

Total Investments (Cost $1,633,944) - 156.66%			1,515,625
Liabilities in Excess of Other Assets - (56.66)%			(548,147)
TOTAL NET ASSETS - 100.00%			$967,478

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $342,381.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF	5/10/2023	$189.58	57	$(965,352)	$(50,832)
SPDR S&P 500® Trust ETF	5/10/2023	$432.45	25	(943,125)	(29,540)
SPDR S&P 500® Trust ETF	5/10/2023	$160.06	25	(943,125)	(543,808)
					(624,180)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	5/10/2023	$116.46	85	(976,395)	(79,105)
iShares iBoxx $ Investment Grade Corporate Bond ETF	5/10/2023	$111.91	89	(979,267)	(57,433)
SPDR S&P 500® Trust ETF	5/10/2023	$359.20	25	(943,125)	(62,890)
					(199,428)
TOTAL OPTIONS WRITTEN (Premiums Received $910,257)					$(823,608)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,173,244	$—	$1,173,244
Exchange Traded Funds	342,381	—	—	342,381
Total Assets	$342,381	$1,173,244	$—	$1,515,625

Liabilities
Options Written	$—	$823,608	$—	$823,608
Total Liabilities	$—	$823,608	$—	$823,608

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$1,083,482	$89,762	$1,173,244
Liabilities - Written options	Options written, at value	$687,069	$136,539	$823,608

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(117,128)	$(390)	$(117,518)
Written options	Written Options	94,609	(7,959)	86,650
		$(22,519)	$(8,349)	$(30,868)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	35.39%
Purchased Options	121.27
Total Investments	156.66
Written Options	(85.13)
Assets in Excess of Other Liabilities	28.47
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 34.92%
iShares 0-3 Month Treasury Bond ETF (a)	990	$99,119
Schwab Short-Term U.S. Treasury ETF (a)	1,982	97,495
SPDR Portfolio Short Term Treasury ETF (a)	1,656	48,769
Vanguard Short-Term Treasury ETF (a)	1,656	97,472
TOTAL EXCHANGE TRADED FUNDS (Cost $342,304)		342,855

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 120.47% (b)(c)
CALL OPTIONS - 111.23%
iShares Russell 2000 ETF, Expires 6/12/2023, Strike Price $178.59	56	$948,416	81,365
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $389.82	25	943,125	80,886
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $0.41	25	943,125	929,726
			1,091,977
PUT OPTIONS - 9.24%
iShares 20+ Year Treasury Bond ETF, Expires 6/12/2023, Strike Price $107.66	88	1,010,856	52,236
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 6/12/2023, Strike Price $104.76	90	990,270	34,815
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $156.33	25	943,125	3,660
			90,711
TOTAL PURCHASED OPTIONS (Cost $1,260,512)			1,182,688

Total Investments (Cost $1,602,816) - 155.39%			1,525,543
Liabilities in Excess of Other Assets - (55.39)%			(543,807)
TOTAL NET ASSETS - 100.00%			$981,736

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $342,855.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)
				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF	6/12/2023	$193.97	56	$(948,416)	$(46,262)
SPDR S&P 500® Trust ETF	6/12/2023	$423.36	25	(943,125)	(42,719)
SPDR S&P 500® Trust ETF	6/12/2023	$156.33	25	(943,125)	(553,879)
					(642,860)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	6/12/2023	$113.32	88	(1,010,856)	(71,964)
iShares iBoxx $ Investment Grade Corporate Bond ETF	6/12/2023	$110.27	90	(990,270)	(53,488)
SPDR S&P 500® Trust ETF	6/12/2023	$350.84	25	(943,125)	(58,330)
					(183,782)
TOTAL OPTIONS WRITTEN (Premiums Received $886,066)					$(826,642)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,182,688	$—	$1,182,688
Exchange Traded Funds	342,855	—	—	342,855
Total Assets	$342,855	$1,182,688	$—	$1,525,543

Liabilities
Options Written	$—	$826,642	$—	$826,642
Total Liabilities	$—	$826,642	$—	$826,642

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$1,095,637	$87,051	$1,182,688
Liabilities - Written options	Options written, at value	$701,190	$125,452	$826,642

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(81,734)	$3,910	$(77,824)
Written options	Written Options	63,935	(4,511)	59,424
		$(17,799)	$(601)	$(18,400)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	34.92%
Purchased Options	120.47
Total Investments	155.39
Written Options	(84.20)
Assets in Excess of Other Liabilities	28.81
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 41.76%
iShares 0-3 Month Treasury Bond ETF (a)	1,000	$100,120
Schwab Short-Term U.S. Treasury ETF (a)	1,968	96,806
SPDR Portfolio Short Term Treasury ETF (a)	1,646	48,475
Vanguard Short-Term Treasury ETF (a)	1,645	96,824
TOTAL EXCHANGE TRADED FUNDS (Cost $349,485)		342,225

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 127.46% (b)(c)
CALL OPTIONS - 96.15%
iShares MSCI EAFE ETF, Expires 1/10/2023, Strike Price $78.04	128	$799,872	345
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $465.50	21	792,225	3,511
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $0.46	21	792,225	784,073
			787,929
PUT OPTIONS - 31.31%
iShares 20+ Year Treasury Bond ETF, Expires 1/10/2023, Strike Price $134.68	70	804,090	147,195
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 1/10/2023, Strike Price $122.85	77	847,231	106,939
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $186.66	21	792,225	2,476
			256,610
TOTAL PURCHASED OPTIONS (Cost $1,179,918)			1,044,539

Total Investments (Cost $1,529,403) - 169.22%			1,386,764
Liabilities in Excess of Other Assets - (69.22)%			(567,261)
TOTAL NET ASSETS - 100.00%			$819,503

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $342,225.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)
				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF	1/10/2023	$82.90	128	$(799,872)	$(98)
SPDR S&P 500® Trust ETF	1/10/2023	$494.51	21	(792,225)	(1,220)
SPDR S&P 500® Trust ETF	1/10/2023	$186.66	21	(792,225)	(400,484)
					(401,802)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	1/10/2023	$141.77	70	(804,090)	(192,491)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1/10/2023	$129.32	77	(847,231)	(156,135)
SPDR S&P 500® Trust ETF	1/10/2023	$418.95	21	(792,225)	(103,611)
					(452,237)
TOTAL OPTIONS WRITTEN (Premiums Received $819,464)					$(854,039)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,044,539	$—	$1,044,539
Exchange Traded Funds	342,225	—	—	342,225
Total Assets	$342,225	$1,044,539	$—	$1,386,764

Liabilities
Options Written	$—	$854,039	$—	$854,039
Total Liabilities	$—	$854,039	$—	$854,039

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$790,405	$254,134	$1,044,539
Liabilities - Written options	Options written, at value	$505,413	$348,626	$854,039

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(314,322)	$178,943	$(135,379)
Written options	Written Options	196,770	(231,345)	(34,575)
		$(117,552)	$(52,402)	$(169,954)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	41.76%
Purchased Options	127.46
Total Investments	169.22
Written Options	(104.21)
Assets in Excess of Other Liabilities	34.99
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 40.04%
iShares 0-3 Month Treasury Bond ETF (a)	1,036	$103,725
Schwab Short-Term U.S. Treasury ETF (a)	2,064	101,528
SPDR Portfolio Short Term Treasury ETF (a)	1,725	50,801
Vanguard Short-Term Treasury ETF (a)	1,726	101,592
TOTAL EXCHANGE TRADED FUNDS (Cost $362,651)		357,646

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 124.08% (b)(c)
CALL OPTIONS - 99.88%
iShares MSCI EAFE ETF, Expires 2/10/2023, Strike Price $76.84	134	$837,366	23,306
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $449.31	23	867,675	9,819
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $0.44	23	867,675	858,781
			891,906
PUT OPTIONS - 24.20%
iShares 20+ Year Treasury Bond ETF, Expires 2/10/2023, Strike Price $129.89	76	873,012	129,785
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 2/10/2023, Strike Price $118.34	84	924,252	83,364
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $180.17	23	867,675	3,002
			216,151
TOTAL PURCHASED OPTIONS (Cost $1,238,310)			1,108,057

Total Investments (Cost $1,600,961) - 164.12%			1,465,703
Liabilities in Excess of Other Assets - (64.12)%			(572,615)
TOTAL NET ASSETS - 100.00%			$893,088

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $357,646.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)
				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF	2/10/2023	$81.45	134	$(837,366)	$(381)
SPDR S&P 500® Trust ETF	2/10/2023	$476.28	23	(867,675)	(3,813)
SPDR S&P 500® Trust ETF	2/10/2023	$180.17	23	(867,675)	(454,666)
					(458,860)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	2/10/2023	$136.73	76	(873,012)	(173,556)
iShares iBoxx $ Investment Grade Corporate Bond ETF	2/10/2023	$124.57	84	(924,252)	(128,747)
SPDR S&P 500® Trust ETF	2/10/2023	$404.38	23	(867,675)	(94,367)
					(396,670)
TOTAL OPTIONS WRITTEN (Premiums Received $856,633)					$(855,530)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,108,057	$—	$1,108,057
Exchange Traded Funds	357,646	—	—	357,646
Total Assets	$357,646	$1,108,057	$—	$1,465,703

Liabilities
Options Written	$—	$855,530	$—	$855,530
Total Liabilities	$—	$855,530	$—	$855,530

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$894,908	$213,149	$1,108,057
Liabilities - Written options	Options written, at value	$553,227	$302,303	$855,530

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(265,450)	$135,197	$(130,253)
Written options	Written Options	182,441	(181,338)	1,103
		$(83,009)	$(46,141)	$(129,150)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	40.04%
Purchased Options	124.08
Total Investments	164.12
Written Options	(95.80)
Assets in Excess of Other Liabilities	31.68
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 38.36%
iShares 0-3 Month Treasury Bond ETF (a)	998	$99,920
Schwab Short-Term U.S. Treasury ETF (a)	1,966	96,707
SPDR Portfolio Short Term Treasury ETF (a)	1,642	48,357
Vanguard Short-Term Treasury ETF (a)	1,643	96,707
TOTAL EXCHANGE TRADED FUNDS (Cost $345,696)		341,691

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 127.14% (b)(c)
CALL OPTIONS - 107.31%
iShares MSCI EAFE ETF, Expires 3/10/2023, Strike Price $69.40	144	$899,856	32,351
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $425.46	24	905,400	27,204
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $0.40	24	905,400	896,216
			955,771
PUT OPTIONS - 19.83%
iShares 20+ Year Treasury Bond ETF, Expires 3/10/2023, Strike Price $127.48	74	850,038	115,331
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 3/10/2023, Strike Price $114.06	83	913,249	58,186
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $170.60	24	905,400	3,098
			176,615
TOTAL PURCHASED OPTIONS (Cost $1,279,145)			1,132,386

Total Investments (Cost $1,624,841) - 165.50%			1,474,077
Liabilities in Excess of Other Assets - (65.50)%			(583,388)
TOTAL NET ASSETS - 100.00%			$890,689

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $341,691.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)
				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF	3/10/2023	$74.58	144	$(899,856)	$(18,153)
SPDR S&P 500® Trust ETF	3/10/2023	$457.26	24	(905,400)	(10,201)
SPDR S&P 500® Trust ETF	3/10/2023	$170.60	24	(905,400)	(498,313)
					(526,667)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	3/10/2023	$134.19	74	(850,038)	(154,867)
iShares iBoxx $ Investment Grade Corporate Bond ETF	3/10/2023	$120.06	83	(913,249)	(95,385)
SPDR S&P 500® Trust ETF	3/10/2023	$382.91	24	(905,400)	(75,065)
					(325,317)
TOTAL OPTIONS WRITTEN (Premiums Received $895,495)					$(851,984)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,132,386	$—	$1,132,386
Exchange Traded Funds	341,691	—	—	341,691
Total Assets	$341,691	$1,132,386	$—	$1,474,077

Liabilities
Options Written	$—	$851,984	$—	$851,984
Total Liabilities	$—	$851,984	$—	$851,984

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$958,868	$173,518	$1,132,386
Liabilities - Written options	Options written, at value	$601,732	$250,252	$851,984

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(234,451)	$87,691	$(146,760)
Written options	Written Options	166,818	(123,307)	43,511
		$(67,633)	$(35,616)	$(103,249)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	38.36%
Purchased Options	127.14
Total Investments	165.50
Written Options	(95.66)
Assets in Excess of Other Liabilities	30.16
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 39.40%
iShares 0-3 Month Treasury Bond ETF (a)	997	$99,820
Schwab Short-Term U.S. Treasury ETF (a)	1,976	97,199
SPDR Portfolio Short Term Treasury ETF (a)	1,650	48,592
Vanguard Short-Term Treasury ETF (a)	1,651	97,178
TOTAL EXCHANGE TRADED FUNDS (Cost $343,657)		342,789

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 112.04% (b)(c)
CALL OPTIONS - 97.67%
iShares MSCI EAFE ETF, Expires 4/10/2023, Strike Price $72.12	139	$868,611	13,482
SPDR S&P 500® Trust ETF, Expires 4/10/2023, Strike Price $439.90	22	829,950	18,175
SPDR S&P 500® Trust ETF, Expires 4/10/2023, Strike Price $0.42	22	829,950	818,133
			849,790
PUT OPTIONS - 14.37%
iShares 20+ Year Treasury Bond ETF, Expires 4/10/2023, Strike Price $117.22	81	930,447	75,461
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 4/10/2023, Strike Price $110.43	86	946,258	46,042
SPDR S&P 500® Trust ETF, Expires 4/10/2023, Strike Price $176.39	22	829,950	3,581
			125,084
TOTAL PURCHASED OPTIONS (Cost $1,206,149)			974,874

Total Investments (Cost $1,549,806) - 151.44%			1,317,663
Liabilities in Excess of Other Assets - (51.44)%			(447,555)
TOTAL NET ASSETS - 100.00%			$870,108

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $342,789.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)
				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF	4/10/2023	$77.02	139	$(868,611)	$(15,012)
SPDR S&P 500® Trust ETF	4/10/2023	$469.83	22	(829,950)	(7,315)
SPDR S&P 500® Trust ETF	4/10/2023	$176.39	22	(829,950)	(443,618)
					(465,945)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	4/10/2023	$123.39	81	(930,447)	(106,085)
iShares iBoxx $ Investment Grade Corporate Bond ETF	4/10/2023	$116.24	86	(946,258)	(75,889)
SPDR S&P 500® Trust ETF	4/10/2023	$395.91	22	(829,950)	(86,458)
					(268,432)
TOTAL OPTIONS WRITTEN (Premiums Received $837,941)					$(734,377)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$974,874	$—	$974,874
Exchange Traded Funds	342,789	—	—	342,789
Total Assets	$342,789	$974,874	$—	$1,317,663

Liabilities
Options Written	$—	$734,377	$—	$734,377
Total Liabilities	$—	$734,377	$—	$734,377

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$853,370	$121,504	$974,874
Liabilities - Written options	Options written, at value	$552,403	$181,974	$734,377

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(262,200)	$30,925	$(231,275)
Written options	Written Options	157,047	(53,485)	103,562
		$(105,153)	$(22,560)	$(127,713)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	39.40%
Purchased Options	112.04
Total Investments	151.44
Written Options	(84.40)
Assets in Excess of Other Liabilities	32.96
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 35.46%
iShares 0-3 Month Treasury Bond ETF (a)	994	$99,519
Schwab Short-Term U.S. Treasury ETF (a)	1,975	97,150
SPDR Portfolio Short Term Treasury ETF (a)	1,650	48,593
Vanguard Short-Term Treasury ETF (a)	1,650	97,119
TOTAL EXCHANGE TRADED FUNDS (Cost $343,183)		342,381

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 117.14% (b)(c)
CALL OPTIONS - 107.53%
iShares MSCI EAFE ETF, Expires 5/10/2023, Strike Price $65.73	152	$949,848	45,958
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $399.07	25	943,125	62,468
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $0.38	25	943,125	929,795
			1,038,221
PUT OPTIONS - 9.61%
iShares 20+ Year Treasury Bond ETF, Expires 5/10/2023, Strike Price $110.56	85	976,395	56,319
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 5/10/2023, Strike Price $106.24	89	979,267	32,976
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $160.02	25	943,125	3,523
			92,818
TOTAL PURCHASED OPTIONS (Cost $1,267,412)			1,131,039

Total Investments (Cost $1,610,595) - 152.60%			1,473,420
Liabilities in Excess of Other Assets - (52.60)%			(507,911)
TOTAL NET ASSETS - 100.00%			$965,509

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $342,381.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)
				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF	5/10/2023	$70.94	152	$(949,848)	$(9,116)
SPDR S&P 500® Trust ETF	5/10/2023	$430.70	25	(943,125)	(30,894)
SPDR S&P 500® Trust ETF	5/10/2023	$160.02	25	(943,125)	(543,900)
					(583,910)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	5/10/2023	$116.38	85	(976,395)	(78,754)
iShares iBoxx $ Investment Grade Corporate Bond ETF	5/10/2023	$111.83	89	(979,267)	(57,062)
SPDR S&P 500® Trust ETF	5/10/2023	$359.16	25	(943,125)	(62,856)
					(198,672)
TOTAL OPTIONS WRITTEN (Premiums Received $886,103)					$(782,582)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,131,039	$—	$1,131,039
Exchange Traded Funds	342,381	—	—	342,381
Total Assets	$342,381	$1,131,039	$—	$1,473,420

Liabilities
Options Written	$—	$782,582	$—	$782,582
Total Liabilities	$—	$782,582	$—	$782,582

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$1,041,744	$89,295	$1,131,039
Liabilities - Written options	Options written, at value	$646,766	$135,816	$782,582

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(130,995)	$(5,378)	$(136,373)
Written options	Written Options	106,726	(3,205)	103,521
		$(24,269)	$(8,583)	$(32,852)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	35.46%
Purchased Options	117.14
Total Investments	152.60
Written Options	(81.05)
Assets in Excess of Other Liabilities	28.45
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun

Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 35.10%
iShares 0-3 Month Treasury Bond ETF (a)	990	$99,119
Schwab Short-Term U.S. Treasury ETF (a)	1,982	97,495
SPDR Portfolio Short Term Treasury ETF (a)	1,656	48,769
Vanguard Short-Term Treasury ETF (a)	1,656	97,472
TOTAL EXCHANGE TRADED FUNDS (Cost $342,304)		342,855

	Contracts	Notional Amount
PURCHASED OPTIONS - 120.20% (b)(c)
CALL OPTIONS - 110.89%
iShares MSCI EAFE ETF, Expires 6/12/2023, Strike Price $64.69	154	$962,346	72,281
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $389.78	25	943,125	80,938
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $0.37	25	943,125	929,822
			1,083,041
PUT OPTIONS - 9.31%
iShares 20+ Year Treasury Bond ETF, Expires 6/12/2023, Strike Price $107.78	88	1,010,856	52,627
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 6/12/2023, Strike Price $104.73	90	990,270	34,718
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $156.29	25	943,125	3,658
			91,003
TOTAL PURCHASED OPTIONS (Cost $1,230,970)			1,174,044

Total Investments (Cost $1,573,274) - 155.30%			1,516,899
Liabilities in Excess of Other Assets - (55.30)%			(540,108)
TOTAL NET ASSETS - 100.00%			$976,791

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $342,855.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF	6/12/2023	$69.70	154	$(962,346)	$(38,449)
SPDR S&P 500® Trust ETF	6/12/2023	$420.01	25	(943,125)	(45,806)
SPDR S&P 500® Trust ETF	6/12/2023	$156.29	25	(943,125)	(553,972)
					(638,227)
PUT OPTIONS
iShares 20+ Year Treasury Bond ETF	6/12/2023	$113.45	88	(1,010,856)	(72,549)
iShares iBoxx $ Investment Grade Corporate Bond ETF	6/12/2023	$110.24	90	(990,270)	(53,436)
SPDR S&P 500® Trust ETF	6/12/2023	$350.80	25	(943,125)	(58,300)
					(184,285)
TOTAL OPTIONS WRITTEN (Premiums Received $856,076)					$(822,512)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,174,044	$—	$1,174,044
Exchange Traded Funds	342,855	—	—	342,855
Total Assets	$342,855	$1,174,044	$—	$1,516,899

Liabilities
Options Written	$—	$822,512	$—	$822,512
Total Liabilities	$—	$822,512	$—	$822,512

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$1,086,699	$87,345	$1,174,044
Liabilities - Written options	Options written, at value	$696,527	$125,985	$822,512

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(60,868)	$3,942	$(56,926)
Written options	Written Options	38,260	(4,696)	33,564
		$(22,608)	$(754)	$(23,362)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	35.10%
Purchased Options	120.20
Total Investments	155.30
Written Options	(84.21)
Assets in Excess of Other Liabilities	28.91
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)

Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 71.86%
Invesco BulletShares 2028 Corporate Bond ETF (a)	3,901	$77,864
Invesco BulletShares 2029 Corporate Bond ETF (a)	11,570	209,995
iShares iBonds Dec 2028 Term Corporate ETF (a)	3,120	77,875
iShares iBonds Dec 2029 Term Corporate ETF (a)	9,191	210,015
TOTAL EXCHANGE TRADED FUNDS (Cost $650,144)		575,749

	Principal Amount
U.S. TREASURY NOTE - 25.16%
United States Treasury Note, 0.750%, 1/31/2028 (a)	$228,500	201,589
TOTAL U.S. TREASURY NOTE (Cost $217,455)		201,589

	Contracts	Notional Amount
PURCHASED OPTIONS - 14.90% (b)(c)
CALL OPTIONS - 14.90%
S&P 500® Mini Index, Expires 1/10/2028, Strike Price $467.03	23	$870,642	119,331
			119,331
TOTAL PURCHASED OPTIONS (Cost $207,500)			119,331

Total Investments (Cost $1,075,099) - 111.92%			896,669
Liabilities in Excess of Other Assets - (11.92)%			(95,509)
TOTAL NET ASSETS - 100.00%			$801,160

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $777,338.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
PUT OPTIONS
S&P 500® Mini Index	1/10/2028	$373.62	21	$(794,934)	$(111,176)
					(111,176)
TOTAL OPTIONS WRITTEN (Premiums Received $86,357)					$(111,176)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)

Schedule of Investments (Concluded)
June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$119,331	$—	$119,331
Exchange Traded Funds	575,749	—	—	575,749
U.S. Treasury Note	—	201,589	—	201,589
Total Assets	$575,749	$320,920	$—	$896,669

Liabilities
Options Written	$—	$111,176	$—	$111,176
Total Liabilities	$—	$111,176	$—	$111,176

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$119,331	$—	$119,331
Liabilities - Written options	Options written, at value	$111,176	$—	$111,176

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(88,169)	$—	$(88,169)
Written options	Written Options	(24,819)	—	(24,819)
		$(112,988)	$—	$(112,988)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	71.86%
Purchased Options	14.90
U.S. Treasury Note	25.16
Total Investments	111.92
Written Options	(13.88)
Assets in Excess of Other Liabilities	1.96
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)

Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 66.73%
Invesco BulletShares 2028 Corporate Bond ETF (a)	8,408	$167,824
Invesco BulletShares 2029 Corporate Bond ETF (a)	27,041	490,794
iShares iBonds Dec 2028 Term Corporate ETF (a)	6,725	167,856
iShares iBonds Dec 2029 Term Corporate ETF (a)	21,434	489,767
TOTAL EXCHANGE TRADED FUNDS (Cost $1,349,968)		1,316,241

	Principal Amount
U.S. TREASURY NOTE - 23.27%
United States Treasury Note, 1.250%, 4/30/2028 (a)	$507,800	458,904
TOTAL U.S. TREASURY NOTE (Cost $461,587)		458,904

	Contracts	Notional Amount
PURCHASED OPTIONS - 20.80% (b)(c)
CALL OPTIONS - 20.80%
S&P 500® Mini Index, Expires 4/10/2028, Strike Price $441.28	64	$2,422,656	410,186
			410,186
TOTAL PURCHASED OPTIONS (Cost $572,550)			410,186

Total Investments (Cost $2,384,105) - 110.80%			2,185,331
Liabilities in Excess of Other Assets - (10.80)%			(213,063)
TOTAL NET ASSETS - 100.00%			$1,972,268

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $1,305,282.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
PUT OPTIONS
S&P 500® Mini Index	4/10/2028	$353.03	52	$(1,968,408)	$(242,226)
					(242,226)
TOTAL OPTIONS WRITTEN (Premiums Received $186,297)					$(242,226)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)

Schedule of Investments (Concluded)
June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$410,186	$—	$410,186
Exchange Traded Funds	1,316,241	—	—	1,316,241
U.S. Treasury Note	—	458,904	—	458,904
Total Assets	$1,316,241	$869,090	$—	$2,185,331

Liabilities
Options Written	$—	$242,226	$—	$242,226
Total Liabilities	$—	$242,226	$—	$242,226

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$410,186	$—	$410,186
Liabilities - Written options	Options written, at value	$242,226	$—	$242,226

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(162,364)	$—	$(162,364)
Written options	Written Options	(55,929)	—	(55,929)
		$(218,293)	$—	$(218,293)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	66.73%
Purchased Options	20.80
U.S. Treasury Note	23.27
Total Investments	110.80
Written Options	(12.28)
Assets in Excess of Other Liabilities	1.48
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)

Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 71.06%
Invesco BulletShares 2028 Corporate Bond ETF (a)	3,901	$77,864
Invesco BulletShares 2029 Corporate Bond ETF (a)	11,570	209,995
iShares iBonds Dec 2028 Term Corporate ETF (a)	3,120	77,875
iShares iBonds Dec 2029 Term Corporate ETF (a)	9,191	210,014
TOTAL EXCHANGE TRADED FUNDS (Cost $650,143)		575,748

	Principal Amount
U.S. TREASURY NOTE - 24.88%
United States Treasury Note, 0.750%, 1/31/2028 (a)	$228,500	201,589
TOTAL U.S. TREASURY NOTE (Cost $217,455)		201,589

	Contracts	Notional Amount
PURCHASED OPTIONS - 12.81% (b)(c)
CALL OPTIONS - 12.81%
S&P 500® Mini Index, Expires 1/10/2028, Strike Price $467.04	20	$757,080	103,760
			103,760
TOTAL PURCHASED OPTIONS (Cost $182,995)			103,760

Total Investments (Cost $1,050,593) - 108.75%			881,097
Liabilities in Excess of Other Assets - (8.75)%			(70,842)
TOTAL NET ASSETS - 100.00%			$810,255

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $777,337.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
PUT OPTIONS
S&P 500® Mini Index	1/10/2028	$467.04	10	$(378,540)	$(92,335)
					(92,335)
TOTAL OPTIONS WRITTEN (Premiums Received $67,662)					$(92,335)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)

Schedule of Investments (Concluded)
June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$103,760	$—	$103,760
Exchange Traded Funds	575,748	—	—	575,748
U.S. Treasury Note	—	201,589	—	201,589
Total Assets	$575,748	$305,349	$—	$881,097

Liabilities
Options Written	$—	$92,335	$—	$92,335
Total Liabilities	$—	$92,335	$—	$92,335

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$103,760	$—	$103,760
Liabilities - Written options	Options written, at value	$92,335	$—	$92,335

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(79,235)	$—	$(79,235)
Written options	Written Options	(24,673)	—	(24,673)
		$(103,908)	$—	$(103,908)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	71.06%
Purchased Options	12.81
U.S. Treasury Note	24.88
Total Investments	108.75
Written Options	(11.40)
Assets in Excess of Other Liabilities	2.65
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (I)

Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 66.25%
Invesco BulletShares 2028 Corporate Bond ETF (a)	3,719	$74,231
Invesco BulletShares 2029 Corporate Bond ETF (a)	11,962	217,110
iShares iBonds Dec 2028 Term Corporate ETF (a)	2,974	74,231
iShares iBonds Dec 2029 Term Corporate ETF (a)	9,480	216,618
TOTAL EXCHANGE TRADED FUNDS (Cost $604,815)		582,190

	Principal Amount
U.S. TREASURY NOTE - 23.06%
United States Treasury Note, 1.250%, 4/30/2028 (a)	$224,200	202,612
TOTAL U.S. TREASURY NOTE (Cost $205,175)		202,612

	Contracts	Notional Amount
PURCHASED OPTIONS - 18.23% (b)(c)
CALL OPTIONS - 18.23%
S&P 500® Mini Index, Expires 4/10/2028, Strike Price $441.30	25	$946,350	160,210
			160,210
TOTAL PURCHASED OPTIONS (Cost $258,855)			160,210

Total Investments (Cost $1,068,845) - 107.54%			945,012
Liabilities in Excess of Other Assets - (7.54)%			(66,286)
TOTAL NET ASSETS - 100.00%			$878,726

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $784,802.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
PUT OPTIONS
S&P 500® Mini Index	4/10/2028	$441.30	11	$(416,394)	$(88,614)
					(88,614)
TOTAL OPTIONS WRITTEN (Premiums Received $68,775)					$(88,614)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (I)

Schedule of Investments (Concluded)

June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$160,210	$—	$160,210
Exchange Traded Funds	582,190	—	—	582,190
U.S. Treasury Note	—	202,612	—	202,612
Total Assets	$582,190	$362,822	$—	$945,012

Liabilities
Options Written	$—	$88,614	$—	$88,614
Total Liabilities	$—	$88,614	$—	$88,614

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2022, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$160,210	$—	$160,210
Liabilities - Written options	Options written, at value	$88,614	$—	$88,614

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2022, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(98,645)	$—	$(98,645)
Written options	Written Options	(19,839)	—	(19,839)
		$(118,484)	$—	$(118,484)

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	66.25%
Purchased Options	18.23
U.S. Treasury Note	23.06
Total Investments	107.54
Written Options	(10.08)
Assets in Excess of Other Liabilities	2.54
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

		Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct
	Assets:
	Investments, at value (a)	$1,412,422	$2,333,814	$1,575,973	$1,585,794
	Cash and cash equivalents	169,774	466,728	303,974	355,470
	Dividends and interest receivable	107	311	205	233
	Due from Advisor	7,031	6,799	1,954	2,451
	Deposits at broker for written options	106,769	6,048	20,000	20,000
	Deferred offering costs	9,138	10,634	3,080	3,342
	Total Assets	1,705,241	2,824,334	1,905,186	1,967,290

	Liabilities:
	Options written, at value (b)	852,400	1,348,008	878,508	827,680
	Payable for fund shares redeemed	—	21	4	8
	Distribution fees payable	1,055	1,399	811	631
	Payable to Trustees	149	115	365	421
	Other liabilities	28,451	23,198	20,436	17,166
	Total Liabilities	882,055	1,372,741	900,124	845,906
	Net Assets	$823,186	$1,451,593	$1,005,062	$1,121,384

	Net Assets Consist of:
	Paid-in capital	$1,000,021	$1,688,670	$1,139,198	$1,264,364
	Total distributable earnings/(accumulated deficit)	(176,835)	(237,077)	(134,136)	(142,980)
	Net Assets	$823,186	$1,451,593	$1,005,062	$1,121,384

	Class 3
	Net assets	$823,186	$1,451,593	$1,005,062	$1,121,384
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,001	170,933	113,581	126,300
	Net asset value, offering price and redemption price per share	$8.23	$8.49	$8.85	$8.88

(a)	Cost of investments	$1,445,133	$2,405,120	$1,667,075	$1,799,781
(b)	Premiums received	711,557	1,186,227	837,736	900,314

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

		Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug
	Assets:
	Investments, at value (a)	$1,632,120	$1,580,081	$1,412,547	$1,357,462
	Cash and cash equivalents	313,455	285,258	167,479	180,559
	Dividends and interest receivable	209	—	108	117
	Due from Advisor	2,407	966	7,036	7,165
	Deposits at broker for written options	20,000	20,000	112,902	106,741
	Deferred offering costs	3,581	3,835	9,138	10,634
	Total Assets	1,971,772	1,890,140	1,709,210	1,662,678

	Liabilities:
	Options written, at value (b)	813,644	780,976	856,909	796,587
	Payable for fund shares redeemed	7	4	—	—
	Distribution fees payable	405	121	1,050	878
	Payable to Trustees	255	117	16	269
	Other liabilities	11,192	5,036	28,436	23,780
	Total Liabilities	825,503	786,254	886,411	821,514
	Net Assets	$1,146,269	$1,103,886	$822,799	$841,164

	Net Assets Consist of:
	Paid-in capital	$1,199,644	$1,122,150	$1,000,010	$1,000,010
	Total distributable earnings/(accumulated deficit)	(53,375)	(18,264)	(177,211)	(158,846)
	Net Assets	$1,146,269	$1,103,886	$822,799	$841,164

	Class 3
	Net assets	$1,146,269	$1,103,886	$822,799	$841,164
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	119,964	112,684	100,001	100,001
	Net asset value, offering price and redemption price per share	$9.56	$9.80	$8.23	$8.41

(a)	Cost of investments	$1,751,686	$1,636,196	$1,437,677	$1,411,587
(b)	Premiums received	880,856	819,284	708,112	694,495

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

		Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec
	Assets:
	Investments, at value (a)	$1,393,536	$1,256,187	$1,319,940	$1,329,422
	Cash and cash equivalents	219,522	221,207	276,610	282,929
	Dividends and interest receivable	144	146	180	—
	Due from Advisor	2,032	2,593	2,523	1,017
	Deposits at broker for written options	64,923	78,867	20,000	20,000
	Deferred offering costs	3,080	3,342	3,581	3,836
	Total Assets	1,683,237	1,562,342	1,622,834	1,637,204

	Liabilities:
	Options written, at value (b)	788,861	659,879	656,461	650,180
	Distribution fees payable	723	503	337	113
	Payable to Trustees	344	421	255	117
	Other liabilities	20,467	17,164	11,191	5,066
	Total Liabilities	810,395	677,967	668,244	655,476
	Net Assets	$872,842	$884,375	$954,590	$981,728

	Net Assets Consist of:
	Paid-in capital	$1,000,010	$1,000,010	$1,000,010	$1,000,010
	Total distributable earnings/(accumulated deficit)	(127,168)	(115,635)	(45,420)	(18,282)
	Net Assets	$872,842	$884,375	$954,590	$981,728

	Class 3
	Net assets	$872,842	$884,375	$954,590	$981,728
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,001	100,001	100,001	100,001
	Net asset value, offering price and redemption price per share	$8.73	$8.84	$9.55	$9.82

(a)	Cost of investments	$1,464,996	$1,419,042	$1,412,954	$1,382,706
(b)	Premiums received	735,216	708,437	704,899	685,611

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

		Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr
	Assets:
	Investments, at value (a)	$1,426,184	$1,381,020	$1,436,416	$1,353,886
	Cash and cash equivalents	166,556	184,152	227,893	240,517
	Dividends and interest receivable	105	117	147	157
	Due from Advisor	7,036	7,160	2,025	2,578
	Deposits at broker for written options	116,529	104,274	55,852	63,194
	Deferred offering costs	9,138	10,634	3,079	3,342
	Total Assets	1,725,548	1,687,357	1,725,412	1,663,674

	Liabilities:
	Options written, at value (b)	877,172	815,470	824,692	741,738
	Payable for fund shares redeemed	—	—	—	1
	Distribution fees payable	1,054	881	733	515
	Payable to Trustees	15	272	341	421
	Other liabilities	28,433	23,787	20,460	17,164
	Total Liabilities	906,674	840,410	846,226	759,839
	Net Assets	$818,874	$846,947	$879,186	$903,835

	Net Assets Consist of:
	Paid-in capital	$1,000,013	$1,000,012	$1,000,011	$1,029,942
	Total distributable earnings/(accumulated deficit)	(181,139)	(153,065)	(120,825)	(126,107)
	Net Assets	$818,874	$846,947	$879,186	$903,835

	Class 3
	Net assets	$818,874	$846,947	$879,186	$903,835
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,001	100,001	100,001	103,063
	Net asset value, offering price and redemption price per share	$8.19	$8.47	$8.79	$8.77

(a)	Cost of investments	$1,504,230	$1,471,780	$1,527,730	$1,529,104
(b)	Premiums received	777,373	755,813	797,283	792,213

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

		Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb
	Assets:
	Investments, at value (a)	$1,420,949	$1,433,951	$1,532,504	$1,470,190
	Cash and cash equivalents	258,244	263,881	186,865	202,706
	Dividends and interest receivable	170	—	124	134
	Due from Advisor	2,521	1,016	7,070	7,191
	Deposits at broker for written options	20,000	20,000	96,749	85,792
	Deferred offering costs	3,581	3,836	9,139	10,635
	Total Assets	1,705,465	1,722,684	1,832,451	1,776,648

	Liabilities:
	Options written, at value (b)	744,492	739,737	961,375	884,800
	Distribution fees payable	338	113	1,067	892
	Payable to Trustees	255	117	13	270
	Other liabilities	11,192	5,065	28,433	23,858
	Total Liabilities	756,277	745,032	990,888	909,820
	Net Assets	$949,188	$977,652	$841,563	$866,828

	Net Assets Consist of:
	Paid-in capital	$1,000,010	$1,000,010	$1,000,010	$1,000,012
	Total distributable earnings/(accumulated deficit)	(50,822)	(22,358)	(158,447)	(133,184)
	Net Assets	$949,188	$977,652	$841,563	$866,828

	Class 3
	Net assets	$949,188	$977,652	$841,563	$866,828
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,001	100,001	100,001	100,001
	Net asset value, offering price and redemption price per share	$9.49	$9.78	$8.42	$8.67

(a)	Cost of investments	$1,519,235	$1,477,744	$1,533,438	$1,494,742
(b)	Premiums received	792,820	761,601	807,165	778,826

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities
June 30, 2022 (Unaudited)

		Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun
	Assets:
	Investments, at value (a)	$1,506,095	$1,499,028	$1,468,799	$1,472,536
	Cash and cash equivalents	244,181	282,109	257,080	263,707
	Dividends and interest receivable	161	185	170	—
	Due from Advisor	2,056	2,584	2,553	1,036
	Deposits at broker for written options	42,705	22,834	20,000	20,000
	Deferred offering costs	3,080	3,342	3,581	3,836
	Total Assets	1,798,278	1,810,082	1,752,183	1,761,115

	Liabilities:
	Options written, at value (b)	879,868	836,803	785,100	775,593
	Payable for fund shares redeemed	—	2	—	—
	Distribution fees payable	732	540	337	114
	Payable to Trustees	346	421	255	117
	Other liabilities	20,534	17,223	11,243	5,085
	Total Liabilities	901,480	854,989	796,935	780,909
	Net Assets	$896,798	$955,093	$955,248	$980,206

	Net Assets Consist of:
	Paid-in capital	$1,000,010	$1,062,219	$1,000,010	$1,000,010
	Total distributable earnings/(accumulated deficit)	(103,212)	(107,126)	(44,762)	(19,804)
	Net Assets	$896,798	$955,093	$955,248	$980,206

	Class 3
	Net assets	$896,798	$955,093	$955,248	$980,206
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,001	106,220	100,001	100,001
	Net asset value, offering price and redemption price per share	$8.97	$8.99	$9.55	$9.80

(a)	Cost of investments	$1,550,758	$1,625,597	$1,548,184	$1,509,150
(b)	Premiums received	823,401	857,660	820,579	792,833

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

		Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr
	Assets:
	Investments, at value (a)	$1,426,843	$1,391,616	$1,469,597	$1,381,456
	Cash and cash equivalents	169,468	189,697	241,521	252,262
	Dividends and interest receivable	106	120	155	165
	Due from Advisor	7,174	7,285	2,135	2,676
	Deposits at broker for written options	115,948	99,542	43,707	54,567
	Deferred offering costs	9,138	10,634	3,079	3,342
	Total Assets	1,728,677	1,698,894	1,760,194	1,694,468

	Liabilities:
	Options written, at value (b)	879,502	822,533	846,780	761,603
	Payable for fund shares redeemed	—	—	—	1
	Distribution fees payable	1,058	883	731	518
	Payable to Trustees	11	272	345	421
	Other liabilities	28,435	23,910	20,664	17,340
	Total Liabilities	909,006	847,598	868,520	779,883
	Net Assets	$819,671	$851,296	$891,674	$914,585

	Net Assets Consist of:
	Paid-in capital	$1,000,012	$1,000,011	$1,000,010	$1,034,930
	Total distributable earnings/(accumulated deficit)	(180,341)	(148,715)	(108,336)	(120,345)
	Net Assets	$819,671	$851,296	$891,674	$914,585

	Class 3
	Net assets	$819,671	$851,296	$891,674	$914,585
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,001	100,001	100,001	103,565
	Net asset value, offering price and redemption price per share	$8.20	$8.51	$8.92	$8.83

(a)	Cost of investments	$1,612,548	$1,588,840	$1,653,719	$1,657,397
(b)	Premiums received	888,160	873,688	924,669	918,562

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities
June 30, 2022 (Unaudited)

		Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb
	Assets:
	Investments, at value (a)	$1,502,984	$1,550,457	$1,429,182	$1,396,647
	Cash and cash equivalents	261,086	262,517	169,915	205,018
	Dividends and interest receivable	173	—	107	132
	Due from Advisor	2,614	1,077	7,173	2,132
	Deposits at broker for written options	20,000	20,000	114,631	97,039
	Deferred offering costs	3,581	3,836	9,138	2,967
	Total Assets	1,790,438	1,837,887	1,730,146	1,703,935

	Liabilities:
	Options written, at value (b)	818,110	847,907	880,655	825,094
	Distribution fees payable	337	114	1,060	885
	Payable to Trustees	255	117	10	272
	Other liabilities	11,348	5,125	28,443	23,924
	Total Liabilities	830,050	853,263	910,168	850,175
	Net Assets	$960,388	$984,624	$819,978	$853,760

	Net Assets Consist of:
	Paid-in capital	$1,000,010	$1,000,010	$1,000,015	$1,000,010
	Total distributable earnings/(accumulated deficit)	(39,622)	(15,386)	(180,037)	(146,250)
	Net Assets	$960,388	$984,624	$819,978	$853,760

	Class 3
	Net assets	$960,388	$984,624	$819,978	$853,760
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,001	100,001	100,001	100,001
	Net asset value, offering price and redemption price per share	$9.60	$9.85	$8.20	$8.54

(a)	Cost of investments	$1,651,056	$1,617,537	$1,604,141	$1,581,889
(b)	Premiums received	927,412	900,028	879,430	866,719

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities
June 30, 2022 (Unaudited)

		Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun
	Assets:
	Investments, at value (a)	$1,463,091	$1,334,267	$1,515,625	$1,525,543
	Cash and cash equivalents	237,168	231,627	261,041	263,278
	Dividends and interest receivable	153	149	172	—
	Due from Advisor	2,138	2,692	2,609	1,079
	Deposits at broker for written options	47,707	68,229	20,000	20,000
	Deferred offering costs	3,079	3,342	3,581	3,835
	Total Assets	1,753,336	1,640,306	1,803,028	1,813,735

	Liabilities:
	Options written, at value (b)	843,071	734,234	823,608	826,642
	Distribution fees payable	728	505	340	113
	Payable to Trustees	346	421	254	117
	Other liabilities	20,668	17,340	11,348	5,127
	Total Liabilities	864,813	752,500	835,550	831,999
	Net Assets	$888,523	$887,806	$967,478	$981,736

	Net Assets Consist of:
	Paid-in capital	$1,000,010	$1,000,010	$1,000,010	$1,000,010
	Total distributable earnings/(accumulated deficit)	(111,487)	(112,204)	(32,532)	(18,274)
	Net Assets	$888,523	$887,806	$967,478	$981,736

	Class 3
	Net assets	$888,523	$887,806	$967,478	$981,736
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,001	100,001	100,001	100,001
	Net asset value, offering price and redemption price per share	$8.89	$8.88	$9.67	$9.82

(a)	Cost of investments	$1,647,890	$1,585,726	$1,633,944	$1,602,816
(b)	Premiums received	918,469	874,834	910,257	886,066

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities
June 30, 2022 (Unaudited)

		Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr
	Assets:
	Investments, at value (a)	$1,386,764	$1,465,703	$1,474,077	$1,317,663
	Cash and cash equivalents	169,474	215,599	238,401	225,696
	Dividends and interest receivable	107	140	155	145
	Due from Advisor	7,174	2,121	2,136	2,697
	Deposits at broker for written options	130,442	87,112	46,565	73,202
	Deferred offering costs	9,138	2,967	3,079	3,343
	Total Assets	1,703,099	1,773,642	1,764,413	1,622,746

	Liabilities:
	Options written, at value (b)	854,039	855,530	851,984	734,377
	Payable for fund shares redeemed	—	1	—	—
	Distribution fees payable	1,055	900	729	499
	Payable to Trustees	18	264	346	421
	Other liabilities	28,484	23,859	20,665	17,341
	Total Liabilities	883,596	880,554	873,724	752,638
	Net Assets	$819,503	$893,088	$890,689	$870,108

	Net Assets Consist of:
	Paid-in capital	$1,000,010	$1,029,887	$1,000,010	$1,000,010
	Total distributable earnings/(accumulated deficit)	(180,507)	(136,799)	(109,321)	(129,902)
	Net Assets	$819,503	$893,088	$890,689	$870,108

	Class 3
	Net assets	$819,503	$893,088	$890,689	$870,108
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,001	103,071	100,001	100,001
	Net asset value, offering price and redemption price per share	$8.19	$8.66	$8.91	$8.70

(a)	Cost of investments	$1,529,403	$1,600,961	$1,624,841	$1,549,806
(b)	Premiums received	819,464	856,633	895,495	837,941

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities
June 30, 2022 (Unaudited)

		Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)
	Assets:
	Investments, at value (a)	$1,473,420	$1,516,899	$896,669	$2,185,331
	Cash and cash equivalents	260,243	262,840	10,715	40,944
	Dividends and interest receivable	172	—	717	1,113
	Due from Advisor	2,615	1,083	7,317	2,534
	Deposits at broker for written options	20,000	20,000	20,000	562
	Deferred offering costs	3,581	3,835	9,138	3,342
	Total Assets	1,760,031	1,804,657	944,556	2,233,826

	Liabilities:
	Options written, at value (b)	782,582	822,512	111,176	242,226
	Payable for fund shares redeemed	—	—	—	39
	Distribution fees payable	337	112	1,059	786
	Payable to Trustees	255	117	428	421
	Other liabilities	3,869	1,657	7,802	5,251
	Fund administration and accounting fees	4,092	1,925	7,433	6,343
	Professional fees payable	3,387	1,543	15,498	6,492
	Total Liabilities	794,522	827,866	143,396	261,558
	Net Assets	$965,509	$976,791	$801,160	$1,972,268

	Net Assets Consist of:
	Paid-in capital	$1,000,010	$1,000,015	$1,000,010	$2,223,254
	Total distributable earnings/(accumulated deficit)	(34,501)	(23,224)	(198,850)	(250,986)
	Net Assets	$965,509	$976,791	$801,160	$1,972,268

	Class 3
	Net assets	$965,509	$976,791	$801,160	$1,972,268
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,001	100,002	100,001	230,300
	Net asset value, offering price and redemption price per share	$9.65	$9.77	$8.01	$8.56

(a)	Cost of investments	$1,610,595	$1,573,274	$1,075,099	$2,384,105
(b)	Premiums received	886,103	856,076	86,357	186,297

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities
June 30, 2022 (Unaudited)

		Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)
	Assets:
	Investments, at value (a)	$881,097	$945,012
	Cash and cash equivalents	16,540	34,589
	Dividends and interest receivable	722	490
	Due from Advisor	7,314	2,919
	Deposits at broker for written options	20,000	—
	Deferred offering costs	9,138	3,342
	Total Assets	934,811	986,352

	Liabilities:
	Options written, at value (b)	92,335	88,614
	Payable for fund shares redeemed	—	1
	Distribution fees payable	1,059	509
	Payable to Trustees	428	421
	Other liabilities	7,801	5,246
	Fund administration and accounting fees	7,435	6,343
	Professional fees payable	15,498	6,492
	Total Liabilities	124,556	107,626
	Net Assets	$810,255	$878,726

	Net Assets Consist of:
	Paid-in capital	$1,000,017	$1,019,971
	Total distributable earnings/(accumulated deficit)	(189,762)	(141,245)
	Net Assets	$810,255	$878,726

	Class 3
	Net assets	$810,255	$878,726
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,001	102,056
	Net asset value, offering price and redemption price per share	$8.10	$8.61

(a)	Cost of investments	$1,050,593	$1,068,845
(b)	Premiums received	67,662	68,775

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct
	Period January 10, 2022(a) to June 30, 2022 (Unaudited)	Period February 10, 2022(a) to June 30, 2022 (Unaudited)	Period March 10, 2022(a) to June 30, 2022 (Unaudited)	Period April 11, 2022(a) to June 30, 2022 (Unaudited)
Investment Income:
Dividends	$640	$914	$537	$444
Interest	191	553	365	393
Total Investment Income	831	1,467	902	837

Expenses:
Investment advisory fee	2,068	2,742	1,589	1,238
Professional fees	16,050	11,596	8,571	6,091
Administration fees	15,100	11,561	8,780	6,343
Trustees fees and expenses	2,640	974	650	421
Printing and mailing expenses	2,408	2,037	1,577	1,136
Custody fees	674	562	454	432
Distribution expenses	1,055	1,399	811	631
Organizational costs	27,309	27,309	2,548	2,548
Offering costs	8,168	6,672	921	658
Transfer agent expenses	4,624	3,802	3,027	2,182
Pricing fees	703	645	586	527
Registration fees and expenses	569	511	447	358
Other expenses	1,204	1,019	788	568
Total Expenses	82,572	70,829	30,749	23,133
Waivers/expense reimbursement by Advisor	(78,394)	(65,289)	(27,539)	(20,633)
Acquired fund fees and expenses waiver	(65)	(83)	(46)	(36)
Net Expenses	4,113	5,457	3,164	2,464
Net Investment Income/(Loss)	(3,282)	(3,990)	(2,262)	(1,627)

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	(32,710)	(71,306)	(91,102)	(213,987)
Options written	(140,843)	(161,781)	(40,772)	72,634
Net change in unrealized appreciation/(depreciation)	(173,553)	(233,087)	(131,874)	(141,353)
Net realized and unrealized gain/(loss)	(173,553)	(233,087)	(131,874)	(141,353)
Net Increase/(Decrease) in Net Assets From Operations	$(176,835)	$(237,077)	$(134,136)	$(142,980)

(a) Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug
	Period May 10, 2022(a) to June 30, 2022 (Unaudited)	Period June 10, 2022(a) to June 30, 2022 (Unaudited)	Period January 10, 2022(a) to June 30, 2022 (Unaudited)	Period February 10, 2022(a) to June 30, 2022 (Unaudited)
Investment Income:
Dividends	$253	$—	$640	$567
Interest	308	16	169	226
Total Investment Income	561	16	809	793

Expenses:
Investment advisory fee	794	237	2,058	1,720
Professional fees	3,844	1,752	16,050	11,581
Administration fees	4,092	1,926	15,100	11,561
Trustees fees and expenses	254	117	2,640	974
Printing and mailing expenses	723	286	2,408	2,037
Custody fees	272	109	674	561
Distribution expenses	405	121	1,050	878
Organizational costs	2,548	2,548	27,309	27,309
Offering costs	419	164	8,168	6,672
Transfer agent expenses	1,389	549	4,624	3,802
Pricing fees	469	185	703	645
Registration fees and expenses	256	87	569	511
Other expenses	362	143	1,204	1,019
Total Expenses	15,827	8,224	82,557	69,270
Waivers/expense reimbursement by Advisor	(14,222)	(7,744)	(78,399)	(65,795)
Acquired fund fees and expenses waiver	(23)	(7)	(65)	(53)
Net Expenses	1,582	473	4,093	3,422
Net Investment Income/(Loss)	(1,021)	(457)	(3,284)	(2,629)

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	(119,566)	(56,115)	(25,130)	(54,125)
Options written	67,212	38,308	(148,797)	(102,092)
Net change in unrealized appreciation/(depreciation)	(52,354)	(17,807)	(173,927)	(156,217)
Net realized and unrealized gain/(loss)	(52,354)	(17,807)	(173,927)	(156,217)
Net Increase/(Decrease) in Net Assets From Operations	$(53,375)	$(18,264)	$(177,211)	$(158,846)

(a) Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec
	Period March 10, 2022(a) to June 30, 2022 (Unaudited)	Period April 11, 2022(a) to June 30, 2022 (Unaudited)	Period May 10, 2022(a) to June 30, 2022 (Unaudited)	Period June 10, 2022(a) to June 30, 2022 (Unaudited)
Investment Income:
Dividends	$482	$357	$211	$—
Interest	274	268	262	13
Total Investment Income	756	625	473	13

Expenses:
Investment advisory fee	1,416	986	661	222
Professional fees	8,568	6,088	3,842	1,750
Administration fees	8,780	6,343	4,092	1,926
Trustees fees and expenses	650	421	254	117
Printing and mailing expenses	1,577	1,136	723	286
Custody fees	454	432	272	109
Distribution expenses	723	503	337	113
Organizational costs	2,548	2,548	2,548	2,548
Offering costs	921	658	419	164
Transfer agent expenses	3,027	2,182	1,389	549
Pricing fees	586	527	469	185
Registration fees and expenses	447	358	256	116
Other expenses	788	568	362	143
Total Expenses	30,485	22,750	15,624	8,228
Waivers/expense reimbursement by Advisor	(27,624)	(20,757)	(14,288)	(7,780)
Acquired fund fees and expenses waiver	(42)	(30)	(19)	(6)
Net Expenses	2,819	1,963	1,317	442
Net Investment Income/(Loss)	(2,063)	(1,338)	(844)	(429)

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	(71,460)	(162,855)	(93,014)	(53,284)
Options written	(53,645)	48,558	48,438	35,431
Net change in unrealized appreciation/(depreciation)	(125,105)	(114,297)	(44,576)	(17,853)
Net realized and unrealized gain/(loss)	(125,105)	(114,297)	(44,576)	(17,853)
Net Increase/(Decrease) in Net Assets From Operations	$(127,168)	$(115,635)	$(45,420)	$(18,282)

(a) Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr
	Period January 10, 2022(a) to June 30, 2022 (Unaudited)	Period February 10, 2022(a) to June 30, 2022 (Unaudited)	Period March 10, 2022(a) to June 30, 2022 (Unaudited)	Period April 11, 2022(a) to June 30, 2022 (Unaudited)
Investment Income:
Dividends	$639	$567	$478	$362
Interest	178	220	279	284
Total Investment Income	817	787	757	646

Expenses:
Investment advisory fee	2,067	1,726	1,436	1,009
Professional fees	16,050	11,581	8,569	6,088
Administration fees	15,100	11,561	8,780	6,343
Trustees fees and expenses	2,641	974	650	421
Printing and mailing expenses	2,408	2,037	1,577	1,136
Custody fees	674	562	454	432
Distribution expenses	1,054	881	733	515
Organizational costs	27,309	27,309	2,548	2,548
Offering costs	8,168	6,672	921	658
Transfer agent expenses	4,624	3,802	3,027	2,182
Pricing fees	703	645	586	527
Registration fees and expenses	569	511	447	358
Other expenses	1,204	1,019	788	568
Total Expenses	82,571	69,280	30,516	22,785
Waivers/expense reimbursement by Advisor	(78,395)	(65,792)	(27,615)	(20,746)
Acquired fund fees and expenses waiver	(65)	(53)	(42)	(30)
Net Expenses	4,111	3,435	2,859	2,009
Net Investment Income/(Loss)	(3,294)	(2,648)	(2,102)	(1,363)

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	(78,046)	(90,760)	(91,314)	(175,219)
Options written	(99,799)	(59,657)	(27,409)	50,475
Net change in unrealized appreciation/(depreciation)	(177,845)	(150,417)	(118,723)	(124,744)
Net realized and unrealized gain/(loss)	(177,845)	(150,417)	(118,723)	(124,744)
Net Increase/(Decrease) in Net Assets From Operations	$(181,139)	$(153,065)	$(120,825)	$(126,107)

(a) Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb
	Period May 10, 2022(a) to June 30, 2022 (Unaudited)	Period June 10, 2022(a) to June 30, 2022 (Unaudited)	Period January 10, 2022(a) to June 30, 2022 (Unaudited)	Period February 10, 2022(a) to June 30, 2022 (Unaudited)
Investment Income:
Dividends	$208	$—	$639	$567
Interest	249	14	219	256
Total Investment Income	457	14	858	823

Expenses:
Investment advisory fee	663	222	2,092	1,749
Professional fees	3,842	1,750	16,050	11,581
Administration fees	4,092	1,926	15,100	11,561
Trustees fees and expenses	254	117	2,640	974
Printing and mailing expenses	723	286	2,408	2,037
Custody fees	272	109	674	562
Distribution expenses	338	114	1,067	893
Organizational costs	2,548	2,548	27,309	27,309
Offering costs	419	164	8,168	6,672
Transfer agent expenses	1,389	549	4,624	3,801
Pricing fees	469	185	781	716
Registration fees and expenses	256	116	569	511
Other expenses	362	143	1,204	1,019
Total Expenses	15,627	8,229	82,686	69,385
Waivers/expense reimbursement by Advisor	(14,287)	(7,780)	(78,460)	(65,851)
Acquired fund fees and expenses waiver	(19)	(6)	(65)	(53)
Net Expenses	1,321	443	4,161	3,481
Net Investment Income/(Loss)	(864)	(429)	(3,303)	(2,658)

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	(98,286)	(43,793)	(934)	(24,552)
Options written	48,328	21,864	(154,210)	(105,974)
Net change in unrealized appreciation/(depreciation)	(49,958)	(21,929)	(155,144)	(130,526)
Net realized and unrealized gain/(loss)	(49,958)	(21,929)	(155,144)	(130,526)
Net Increase/(Decrease) in Net Assets From Operations	$(50,822)	$(22,358)	$(158,447)	$(133,184)

(a) Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun
	Period March 10, 2022(a) to June 30, 2022 (Unaudited)	Period April 11, 2022(a) to June 30, 2022 (Unaudited)	Period May 10, 2022(a) to June 30, 2022 (Unaudited)	Period June 10, 2022(a) to June 30, 2022 (Unaudited)
Investment Income:
Dividends	$478	$376	$208	$—
Interest	298	318	251	15
Total Investment Income	776	694	459	15

Expenses:
Investment advisory fee	1,436	1,059	660	223
Professional fees	8,569	6,089	3,842	1,750
Administration fees	8,780	6,343	4,092	1,926
Trustees fees and expenses	650	421	254	117
Printing and mailing expenses	1,577	1,136	723	286
Custody fees	454	432	272	109
Distribution expenses	732	540	337	114
Organizational costs	2,548	2,548	2,548	2,548
Offering costs	921	658	419	164
Transfer agent expenses	3,027	2,181	1,389	549
Pricing fees	651	586	521	206
Registration fees and expenses	447	358	256	116
Other expenses	788	568	362	143
Total Expenses	30,580	22,919	15,675	8,251
Waivers/expense reimbursement by Advisor	(27,680)	(20,780)	(14,341)	(7,800)
Acquired fund fees and expenses waiver	(42)	(31)	(19)	(7)
Net Expenses	2,858	2,108	1,315	444
Net Investment Income/(Loss)	(2,082)	(1,414)	(856)	(429)

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	(44,663)	(126,569)	(79,385)	(36,615)
Options written	(56,467)	20,857	35,479	17,240
Net change in unrealized appreciation/(depreciation)	(101,130)	(105,712)	(43,906)	(19,375)
Net realized and unrealized gain/(loss)	(101,130)	(105,712)	(43,906)	(19,375)
Net Increase/(Decrease) in Net Assets From Operations	$(103,212)	$(107,126)	$(44,762)	$(19,804)

(a) Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr
	Period January 10, 2022(a) to June 30, 2022 (Unaudited)	Period February 10, 2022(a) to June 30, 2022 (Unaudited)	Period March 10, 2022(a) to June 30, 2022 (Unaudited)	Period April 11, 2022(a) to June 30, 2022 (Unaudited)
Investment Income:
Dividends	$639	$567	$478	$365
Interest	191	232	271	296
Total Investment Income	830	799	749	661

Expenses:
Investment advisory fee	2,073	1,731	1,433	1,017
Professional fees	16,050	11,581	8,568	6,088
Administration fees	15,100	11,561	8,780	6,343
Trustees fees and expenses	2,641	974	650	421
Printing and mailing expenses	2,408	2,037	1,577	1,136
Custody fees	674	562	454	432
Distribution expenses	1,058	883	731	519
Organizational costs	27,309	27,309	2,548	2,548
Offering costs	8,168	6,672	921	658
Transfer agent expenses	4,624	3,803	3,027	2,181
Pricing fees	937	859	781	703
Registration fees and expenses	569	511	447	358
Other expenses	1,204	1,019	788	568
Total Expenses	82,815	69,502	30,705	22,972
Waivers/expense reimbursement by Advisor	(78,626)	(66,004)	(27,811)	(20,918)
Acquired fund fees and expenses waiver	(65)	(53)	(42)	(30)
Net Expenses	4,124	3,445	2,852	2,024
Net Investment Income/(Loss)	(3,294)	(2,646)	(2,103)	(1,363)

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	(185,705)	(197,224)	(184,122)	(275,941)
Options written	8,658	51,155	77,889	156,959
Net change in unrealized appreciation/(depreciation)	(177,047)	(146,069)	(106,233)	(118,982)
Net realized and unrealized gain/(loss)	(177,047)	(146,069)	(106,233)	(118,982)
Net Increase/(Decrease) in Net Assets From Operations	$(180,341)	$(148,715)	$(108,336)	$(120,345)

(a) Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb
	Period May 10, 2022(a) to June 30, 2022 (Unaudited)	Period June 10, 2022(a) to June 30, 2022 (Unaudited)	Period January 10, 2022(a) to June 30, 2022 (Unaudited)	Period February 10, 2022(a) to June 30, 2022 (Unaudited)
Investment Income:
Dividends	$208	$—	$639	$567
Interest	256	17	199	253
Total Investment Income	464	17	838	820

Expenses:
Investment advisory fee	660	223	2,077	1,735
Professional fees	3,842	1,750	16,050	11,581
Administration fees	4,092	1,926	15,100	11,561
Trustees fees and expenses	254	117	2,641	974
Printing and mailing expenses	723	286	2,408	2,037
Custody fees	272	109	674	562
Distribution expenses	337	114	1,060	885
Organizational costs	2,548	2,548	27,309	2,548
Offering costs	419	164	8,168	1,033
Transfer agent expenses	1,389	549	4,624	3,803
Pricing fees	625	247	937	859
Registration fees and expenses	257	116	569	511
Other expenses	362	143	1,204	1,019
Total Expenses	15,780	8,292	82,821	39,108
Waivers/expense reimbursement by Advisor	(14,445)	(7,842)	(78,623)	(35,602)
Acquired fund fees and expenses waiver	(19)	(6)	(65)	(53)
Net Expenses	1,316	444	4,133	3,453
Net Investment Income/(Loss)	(852)	(427)	(3,295)	(2,633)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	—	—	(1,589)	—
Options written	—	—	1,031	—
Net realized gain/(loss)	—	—	(558)	—
Net change in unrealized appreciation/(depreciation) on:
Investments	(148,072)	(67,080)	(174,959)	(185,242)
Options written	109,302	52,121	(1,225)	41,625
Net change in unrealized appreciation/(depreciation)	(38,770)	(14,959)	(176,184)	(143,617)
Net realized and unrealized gain/(loss)	(38,770)	(14,959)	(176,742)	(143,617)
Net Increase/(Decrease) in Net Assets From Operations	$(39,622)	$(15,386)	$(180,037)	$(146,250)

(a) Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun
	Period March 10, 2022(a) to June 30, 2022 (Unaudited)	Period April 11, 2022(a) to June 30, 2022 (Unaudited)	Period May 10, 2022(a) to June 30, 2022 (Unaudited)	Period June 10, 2022(a) to June 30, 2022 (Unaudited)
Investment Income:
Dividends	$478	$353	$208	$—
Interest	275	274	255	18
Total Investment Income	753	627	463	18

Expenses:
Investment advisory fee	1,426	990	666	222
Professional fees	8,569	6,087	3,842	1,750
Administration fees	8,780	6,343	4,092	1,926
Trustees fees and expenses	650	421	254	117
Printing and mailing expenses	1,577	1,136	723	286
Custody fees	454	432	272	109
Distribution expenses	728	505	340	113
Organizational costs	2,548	2,548	2,548	2,548
Offering costs	921	658	419	164
Transfer agent expenses	3,027	2,182	1,389	549
Pricing fees	781	703	625	247
Registration fees and expenses	447	358	256	116
Other expenses	788	568	361	143
Total Expenses	30,696	22,931	15,787	8,290
Waivers/expense reimbursement by Advisor	(27,815)	(20,931)	(14,442)	(7,842)
Acquired fund fees and expenses waiver	(42)	(30)	(19)	(6)
Net Expenses	2,839	1,970	1,326	442
Net Investment Income/(Loss)	(2,086)	(1,343)	(863)	(424)

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	(184,799)	(251,461)	(118,319)	(77,274)
Options written	75,398	140,600	86,650	59,424
Net change in unrealized appreciation/(depreciation)	(109,401)	(110,861)	(31,669)	(17,850)
Net realized and unrealized gain/(loss)	(109,401)	(110,861)	(31,669)	(17,850)
Net Increase/(Decrease) in Net Assets From Operations	$(111,487)	$(112,204)	$(32,532)	$(18,274)

(a) Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr
	Period January 10, 2022(a) to June 30, 2022 (Unaudited)	Period February 10, 2022(a) to June 30, 2022 (Unaudited)	Period March 10, 2022(a) to June 30, 2022 (Unaudited)	Period April 11, 2022(a) to June 30, 2022 (Unaudited)
Investment Income:
Dividends	$639	$588	$479	$354
Interest	181	276	297	273
Total Investment Income	820	864	776	627

Expenses:
Investment advisory fee	2,068	1,763	1,429	979
Professional fees	16,050	11,581	8,569	6,088
Administration fees	15,100	11,561	8,780	6,343
Trustees fees and expenses	2,640	974	650	421
Printing and mailing expenses	2,408	2,037	1,577	1,136
Custody fees	674	562	454	432
Distribution expenses	1,055	900	729	499
Organizational costs	27,309	2,548	2,548	2,548
Offering costs	8,168	1,033	921	658
Transfer agent expenses	4,624	3,802	3,027	2,182
Pricing fees	937	859	781	703
Registration fees and expenses	569	511	447	358
Other expenses	1,204	1,019	788	568
Total Expenses	82,806	39,150	30,700	22,915
Waivers/expense reimbursement by Advisor	(78,628)	(35,588)	(27,814)	(20,937)
Acquired fund fees and expenses waiver	(65)	(54)	(42)	(30)
Net Expenses	4,113	3,508	2,844	1,948
Net Investment Income/(Loss)	(3,293)	(2,644)	(2,068)	(1,321)

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	(142,639)	(135,258)	(150,764)	(232,143)
Options written	(34,575)	1,103	43,511	103,562
Net change in unrealized appreciation/(depreciation)	(177,214)	(134,155)	(107,253)	(128,581)
Net realized and unrealized gain/(loss)	(177,214)	(134,155)	(107,253)	(128,581)
Net Increase/(Decrease) in Net Assets From Operations	$(180,507)	$(136,799)	$(109,321)	$(129,902)

(a) Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)
	Period May 10, 2022(a) to June 30, 2022 (Unaudited)	Period June 10, 2022(a) to June 30, 2022 (Unaudited)	Period January 10, 2022(a) to June 30, 2022 (Unaudited)	Period April 11, 2022(a) to June 30, 2022 (Unaudited)
Investment Income:
Dividends	$209	$—	$6,604	$4,606
Interest	260	24	1,707	2,029
Total Investment Income	469	24	8,311	6,635

Expenses:
Investment advisory fee	661	219	2,076	1,542
Professional fees	3,842	1,751	17,880	7,247
Administration fees	4,092	1,926	15,100	6,343
Trustees fees and expenses	254	117	2,640	421
Printing and mailing expenses	723	286	2,408	1,136
Custody fees	272	109	674	432
Distribution expenses	337	112	1,059	786
Organizational costs	2,548	2,548	27,309	2,548
Offering costs	419	164	8,168	658
Transfer agent expenses	1,389	549	4,624	2,181
Pricing fees	625	247	565	294
Registration fees and expenses	256	116	569	358
Other expenses	362	143	1,204	568
Total Expenses	15,780	8,287	84,276	24,514
Waivers/expense reimbursement by Advisor	(14,445)	(7,843)	(80,081)	(21,400)
Acquired fund fees and expenses waiver	(19)	(7)	(283)	(196)
Net Expenses	1,316	437	3,912	2,918
Net Investment Income/(Loss)	(847)	(413)	4,399	3,717

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	(137,175)	(56,375)	(178,430)	(198,774)
Options written	103,521	33,564	(24,819)	(55,929)
Net change in unrealized appreciation/(depreciation)	(33,654)	(22,811)	(203,249)	(254,703)
Net realized and unrealized gain/(loss)	(33,654)	(22,811)	(203,249)	(254,703)
Net Increase/(Decrease) in Net Assets From Operations	$(34,501)	$(23,224)	$(198,850)	$(250,986)

(a) Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)
	Period January 10, 2022(a) to June 30, 2022 (Unaudited)	Period April 11, 2022(a) to June 30, 2022 (Unaudited)
Investment Income:
Dividends	$6,603	$3,021
Interest	1,716	1,295
Total Investment Income	8,319	4,316

Expenses:
Investment advisory fee	2,077	998
Professional fees	17,880	7,239
Administration fees	15,100	6,343
Trustees fees and expenses	2,640	421
Printing and mailing expenses	2,408	1,136
Custody fees	674	432
Distribution expenses	1,059	509
Organizational costs	27,309	2,548
Offering costs	8,168	658
Transfer agent expenses	4,624	2,182
Pricing fees	565	294
Registration fees and expenses	569	358
Other expenses	1,204	568
Total Expenses	84,277	23,686
Waivers/expense reimbursement by Advisor	(80,081)	(21,669)
Acquired fund fees and expenses waiver	(284)	(128)
Net Expenses	3,912	1,889
Net Investment Income/(Loss)	4,407	2,427

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	(169,496)	(123,833)
Options written	(24,673)	(19,839)
Net change in unrealized appreciation/(depreciation)	(194,169)	(143,672)
Net realized and unrealized gain/(loss)	(194,169)	(143,672)
Net Increase/(Decrease) in Net Assets From Operations	$(189,762)	$(141,245)

(a) Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/ Jul	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/ Aug	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/ Sep	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/ Oct
	Period January 10, 2022(a) to June 30, 2022 (Unaudited)	Period February 10, 2022(a) to June 30, 2022 (Unaudited)	Period March 10, 2022(a) to June 30, 2022 (Unaudited)	Period April 11, 2022(a) to June 30, 2022 (Unaudited)
Operations:
Net Investment income/(loss)	$(3,282)	$(3,990)	$(2,262)	$(1,627)
Net change in unrealized appreciation/(depreciation)	(173,553)	(233,087)	(131,874)	(141,353)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(176,835)	(237,077)	(134,136)	(142,980)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,305	1,691,379	1,139,619	1,265,014
Cost of shares redeemed	(284)	(2,709)	(421)	(650)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,000,021	1,688,670	1,139,198	1,264,364
Total Increase/(Decrease) in Net Assets	823,186	1,451,593	1,005,062	1,121,384

Net Assets:
Beginning of the period	—	—	—	—
End of the period	$823,186	$1,451,593	$1,005,062	$1,121,384

Change in Shares Outstanding:(b)
Shares sold	100,031	171,230	113,625	126,370
Shares redeemed	(30)	(297)	(44)	(70)
Net Increase/(Decrease)	100,001	170,933	113,581	126,300

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/ Nov	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/ Dec	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/ Jul	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/ Aug
	Period May 10, 2022(a) to June 30, 2022 (Unaudited)	Period June 10, 2022(a) to June 30, 2022 (Unaudited)	Period January 10, 2022(a) to June 30, 2022 (Unaudited)	Period February 10, 2022(a) to June 30, 2022 (Unaudited)
Operations:
Net Investment income/(loss)	$(1,021)	$(457)	$(3,284)	$(2,629)
Net change in unrealized appreciation/(depreciation).	(52,354)	(17,807)	(173,927)	(156,217)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(53,375)	(18,264)	(177,211)	(158,846)

Capital Share Transactions:(b)
Proceeds from shares sold	1,199,988	1,122,205	1,000,010	1,000,010
Cost of shares redeemed	(344)	(55)	—	—
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,199,644	1,122,150	1,000,010	1,000,010
Total Increase/(Decrease) in Net Assets	1,146,269	1,103,886	822,799	841,164

Net Assets:
Beginning of the period	—	—	—	—
End of the period	$1,146,269	$1,103,886	$822,799	$841,164

Change in Shares Outstanding:(b)
Shares sold	119,999	112,690	100,001	100,001
Shares redeemed	(35)	(6)	—	—
Net Increase/(Decrease)	119,964	112,684	100,001	100,001

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/ Sep	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/ Oct	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/ Nov	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/ Dec
	Period March 10, 2022(a) to June 30, 2022 (Unaudited)	Period April 11, 2022(a) to June 30, 2022 (Unaudited)	Period May 10, 2022(a) to June 30, 2022 (Unaudited)	Period June 10, 2022(a) to June 30, 2022 (Unaudited)
Operations:
Net Investment income/(loss)	$(2,063)	$(1,338)	$(844)	$(429)
Net change in unrealized appreciation/(depreciation)	(125,105)	(114,297)	(44,576)	(17,853)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(127,168)	(115,635)	(45,420)	(18,282)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,010	1,000,010	1,000,010	1,000,010
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,000,010	1,000,010	1,000,010	1,000,010
Total Increase/(Decrease) in Net Assets	872,842	884,375	954,590	981,728

Net Assets:
Beginning of the period	—	—	—	—
End of the period	$872,842	$884,375	$954,590	$981,728

Change in Shares Outstanding:(b)
Shares sold	100,001	100,001	100,001	100,001
Shares redeemed	—	—	—	—
Net Increase/(Decrease)	100,001	100,001	100,001	100,001

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr
	Period January 10, 2022(a) to June 30, 2022 (Unaudited)	Period February 10, 2022(a) to June 30, 2022 (Unaudited)	Period March 10, 2022(a) to June 30, 2022 (Unaudited)	Period April 11, 2022(a) to June 30, 2022 (Unaudited)
Operations:
Net Investment income/(loss)	$(3,294)	$(2,648)	$(2,102)	$(1,363)
Net change in unrealized appreciation/(depreciation)	(177,845)	(150,417)	(118,723)	(124,744)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(181,139)	(153,065)	(120,825)	(126,107)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,151	1,000,014	1,000,022	1,030,010
Cost of shares redeemed	(138)	(2)	(11)	(68)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,000,013	1,000,012	1,000,011	1,029,942
Total Increase/(Decrease) in Net Assets	818,874	846,947	879,186	903,835

Net Assets:
Beginning of the period	—	—	—	—
End of the period	$818,874	$846,947	$879,186	$903,835

Change in Shares Outstanding:(b)
Shares sold	100,015	100,001	100,002	103,070
Shares redeemed	(14)	0	(1)	(7)
Net Increase/(Decrease)	100,001	100,001	100,001	103,063

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb
	Period May 10, 2022(a) to June 30, 2022 (Unaudited)	Period June 10, 2022(a) to June 30, 2022 (Unaudited)	Period January 10, 2022(a) to June 30, 2022 (Unaudited)	Period February 10, 2022(a) to June 30, 2022 (Unaudited)
Operations:
Net Investment income/(loss)	$(864)	$(429)	$(3,303)	$(2,658)
Net change in unrealized appreciation/(depreciation)	(49,958)	(21,929)	(155,144)	(130,526)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(50,822)	(22,358)	(158,447)	(133,184)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,010	1,000,010	1,000,010	1,000,012
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,000,010	1,000,010	1,000,010	1,000,012
Total Increase/(Decrease) in Net Assets	949,188	977,652	841,563	866,828

Net Assets:
Beginning of the period	—	—	—	—
End of the period	$949,188	$977,652	$841,563	$866,828

Change in Shares Outstanding:(b)
Shares sold	100,001	100,001	100,001	100,001
Shares redeemed	—	—	—	0
Net Increase/(Decrease)	100,001	100,001	100,001	100,001

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun
	Period March 10, 2022(a) to June 30, 2022 (Unaudited)	Period April 11, 2022(a) to June 30, 2022 (Unaudited)	Period May 10, 2022(a) to June 30, 2022 (Unaudited)	Period June 10, 2022(a) to June 30, 2022 (Unaudited)
Operations:
Net Investment income/(loss)	$(2,082)	$(1,414)	$(856)	$(429)
Net change in unrealized appreciation/(depreciation)	(101,130)	(105,712)	(43,906)	(19,375)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(103,212)	(107,126)	(44,762)	(19,804)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,010	1,062,469	1,000,010	1,000,010
Cost of shares redeemed	—	(250)	—	—
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,000,010	1,062,219	1,000,010	1,000,010
Total Increase/(Decrease) in Net Assets	896,798	955,093	955,248	980,206

Net Assets:
Beginning of the period	—	—	—	—
End of the period	$896,798	$955,093	$955,248	$980,206

Change in Shares Outstanding:(b)
Shares sold	100,001	106,247	100,001	100,001
Shares redeemed	—	(27)	—	—
Net Increase/(Decrease)	100,001	106,220	100,001	100,001

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr
	Period January 10, 2022(a) to June 30, 2022 (Unaudited)	Period February 10, 2022(a) to June 30, 2022 (Unaudited)	Period March 10, 2022(a) to June 30, 2022 (Unaudited)	Period April 11, 2022(a) to June 30, 2022 (Unaudited)
Operations:
Net Investment income/(loss)	$(3,294)	$(2,646)	$(2,103)	$(1,363)
Net change in unrealized appreciation/(depreciation)	(177,047)	(146,069)	(106,233)	(118,982)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(180,341)	(148,715)	(108,336)	(120,345)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,159	1,000,015	1,000,010	1,035,010
Cost of shares redeemed	(147)	(4)	—	(80)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,000,012	1,000,011	1,000,010	1,034,930
Total Increase/(Decrease) in Net Assets	819,671	851,296	891,674	914,585

Net Assets:
Beginning of the period	—	—	—	—
End of the period	$819,671	$851,296	$891,674	$914,585

Change in Shares Outstanding:(b)
Shares sold	100,016	100,001	100,001	103,574
Shares redeemed	(15)	0	—	(9)
Net Increase/(Decrease)	100,001	100,001	100,001	103,565

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb
	Period May 10, 2022(a) to June 30, 2022 (Unaudited)	Period June 10, 2022(a) to June 30, 2022 (Unaudited)	Period January 10, 2022(a) to June 30, 2022 (Unaudited)	Period February 10, 2022(a) to June 30, 2022 (Unaudited)
Operations:
Net Investment income/(loss)	$(852)	$(427)	$(3,295)	$(2,633)
Net realized gain/(loss)	—	—	(558)	—
Net change in unrealized appreciation/(depreciation)	(38,770)	(14,959)	(176,184)	(143,617)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(39,622)	(15,386)	(180,037)	(146,250)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,010	1,000,010	1,000,158	1,000,010
Cost of shares redeemed	—	—	(143)	—
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,000,010	1,000,010	1,000,015	1,000,010
Total Increase/(Decrease) in Net Assets	960,388	984,624	819,978	853,760

Net Assets:
Beginning of the period	—	—	—	—
End of the period	$960,388	$984,624	$819,978	$853,760

Change in Shares Outstanding:(b)
Shares sold	100,001	100,001	100,017	100,001
Shares redeemed	—	—	(16)	—
Net Increase/(Decrease)	100,001	100,001	100,001	100,001

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun
	Period March 10, 2022(a) to June 30, 2022 (Unaudited)	Period April 11, 2022(a) to June 30, 2022 (Unaudited)	Period May 10, 2022(a) to June 30, 2022 (Unaudited)	Period June 10, 2022(a) to June 30, 2022 (Unaudited)
Operations:
Net Investment income/(loss)	$(2,086)	$(1,343)	$(863)	$(424)
Net change in unrealized appreciation/(depreciation)	(109,401)	(110,861)	(31,669)	(17,850)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(111,487)	(112,204)	(32,532)	(18,274)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,010	1,000,010	1,000,010	1,000,010
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,000,010	1,000,010	1,000,010	1,000,010
Total Increase/(Decrease) in Net Assets	888,523	887,806	967,478	981,736

Net Assets:
Beginning of the period	—	—	—	—
End of the period	$888,523	$887,806	$967,478	$981,736

Change in Shares Outstanding:(b)
Shares sold	100,001	100,001	100,001	100,001
Shares redeemed	—	—	—	—
Net Increase/(Decrease)	100,001	100,001	100,001	100,001

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr
	Period January 10, 2022(a) to June 30, 2022 (Unaudited)	Period February 10, 2022(a) to June 30, 2022 (Unaudited)	Period March 10, 2022(a) to June 30, 2022 (Unaudited)	Period April 11, 2022(a) to June 30, 2022 (Unaudited)
Operations:
Net Investment income/(loss)	$(3,293)	$(2,644)	$(2,068)	$(1,321)
Net change in unrealized appreciation/(depreciation)	(177,214)	(134,155)	(107,253)	(128,581)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(180,507)	(136,799)	(109,321)	(129,902)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,010	1,030,010	1,000,010	1,000,010
Cost of shares redeemed	—	(123)	—	—
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,000,010	1,029,887	1,000,010	1,000,010
Total Increase/(Decrease) in Net Assets	819,503	893,088	890,689	870,108

Net Assets:
Beginning of the period	—	—	—	—
End of the period	$819,503	$893,088	$890,689	$870,108

Change in Shares Outstanding:(b)
Shares sold	100,001	103,084	100,001	100,001
Shares redeemed	—	(13)	—	—
Net Increase/(Decrease)	100,001	103,071	100,001	100,001

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)
	Period May 10, 2022(a) to June 30, 2022 (Unaudited)	Period June 10, 2022(a) to June 30, 2022 (Unaudited)	Period January 10, 2022(a) to June 30, 2022 (Unaudited)	Period April 11, 2022(a) to June 30, 2022 (Unaudited)
Operations:
Net Investment income/(loss)	$(847)	$(413)	$4,399	$3,717
Net change in unrealized appreciation/(depreciation)	(33,654)	(22,811)	(203,249)	(254,703)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(34,501)	(23,224)	(198,850)	(250,986)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,010	1,000,015	1,000,010	2,224,535
Cost of shares redeemed	—	—	—	(1,281)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,000,010	1,000,015	1,000,010	2,223,254
Total Increase/(Decrease) in Net Assets	965,509	976,791	801,160	1,972,268

Net Assets:
Beginning of the period	—	—	—	—
End of the period	$965,509	$976,791	$801,160	$1,972,268

Change in Shares Outstanding:(b)
Shares sold	100,001	100,002	100,001	230,440
Shares redeemed	—	—	—	(140)
Net Increase/(Decrease)	100,001	100,002	100,001	230,300

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)
	Period January 10, 2022(a) to June 30, 2022 (Unaudited)	Period April 11, 2022(a) to June 30, 2022 (Unaudited)
Operations:
Net Investment income/(loss)	$4,407	$2,427
Net change in unrealized appreciation/(depreciation)	(194,169)	(143,672)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(189,762)	(141,245)

Capital Share Transactions:(b)
Proceeds from shares sold	1,000,134	1,020,014
Cost of shares redeemed	(117)	(43)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,000,017	1,019,971
Total Increase/(Decrease) in Net Assets	810,255	878,726

Net Assets:
Beginning of the period	—	—
End of the period	$810,255	$878,726

Change in Shares Outstanding:(b)
Shares sold	100,013	102,061
Shares redeemed	(12)	(5)
Net Increase/(Decrease)	100,001	102,056

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Financial Highlights

	Per Share Operating Performance (for a share outstanding throughout each period)					Ratios/Supplemental Data:
		Investment Operations:						Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses, before waivers/ reimbursements by Advisor (d)	Expenses, net of waivers/ reimbursements by Advisor (d)	Net investment income/ (loss)	Portfolio turnover rate (e)

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul
For the period 1/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.03)	(1.74)	(1.77)	$8.23	(17.70)%	$823	19.57%	0.97%	(0.78)%	0%
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug
For the period 2/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.03)	(1.48)	(1.51)	$8.49	(15.10)%	$1,452	12.66%	0.98%	(0.71)%	0%
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep
For the period 3/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.02)	(1.13)	(1.15)	$8.85	(11.50)%	$1,005	9.48%	0.98%	(0.70)%	0%
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct
For the period 4/11/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.01)	(1.11)	(1.12)	$8.88	(11.20)%	$1,121	9.16%	0.98%	(0.64)%	0%
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov
For the period 5/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.01)	(0.43)	(0.44)	$9.56	(4.40)%	$1,146	9.76%	0.98%	(0.63)%	0%
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec
For the period 6/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.01)	(0.19)	(0.20)	$9.80	(2.00)%	$1,104	16.99%	0.98%	(0.94)%	0%
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul
For the period 1/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.03)	(1.74)	(1.77)	$8.23	(17.70)%	$823	19.66%	0.97%	(0.78)%	0%
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug
For the period 2/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.03)	(1.56)	(1.59)	$8.41	(15.90)%	$841	19.74%	0.97%	(0.75)%	0%
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep
For the period 3/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.02)	(1.25)	(1.27)	$8.73	(12.70)%	$873	10.55%	0.98%	(0.71)%	0%
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct
For the period 4/11/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.01)	(1.15)	(1.16)	$8.84	(11.60)%	$884	11.30%	0.98%	(0.66)%	0%
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov
For the period 5/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.01)	(0.44)	(0.45)	$9.55	(4.50)%	$955	11.58%	0.98%	(0.63)%	0%
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec
For the period 6/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.01)	(0.17)	(0.18)	$9.82	(1.80)%	$982	18.14%	0.98%	(0.95)%	0%
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan
For the period 1/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.03)	(1.78)	(1.81)	$8.19	(18.10)%	$819	19.58%	0.97%	(0.78)%	0%
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb
For the period 2/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.03)	(1.50)	(1.53)	$8.47	(15.30)%	$847	19.66%	0.97%	(0.75)%	0%

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Financial Highlights

	Per Share Operating Performance (for a share outstanding throughout each period)					Ratios/Supplemental Data:
		Investment Operations:						Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses, before waivers/ reimbursements by Advisor (d)	Expenses, net of waivers/ reimbursements by Advisor (d)	Net investment income/ (loss)	Portfolio turnover rate (e)

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar
For the period 3/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.02)	(1.19)	(1.21)	$8.79	(12.10)%	$879	10.42%	0.98%	(0.72)%	0%
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr
For the period 4/11/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.01)	(1.22)	(1.23)	$8.77	(12.30)%	$904	11.06%	0.98%	(0.66)%	0%
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May
For the period 5/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.01)	(0.50)	(0.51)	$9.49	(5.10)%	$949	11.55%	0.98%	(0.64)%	0%
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun
For the period 6/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.01)	(0.21)	(0.22)	$9.78	(2.20)%	$978	18.13%	0.98%	(0.94)%	0%
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan
For the period 1/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.03)	(1.55)	(1.58)	$8.42	(15.80)%	$842	19.37%	0.97%	(0.77)%	0%
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb
For the period 2/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.03)	(1.30)	(1.33)	$8.67	(13.30)%	$867	19.44%	0.98%	(0.74)%	0%
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar
For the period 3/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.02)	(1.01)	(1.03)	$8.97	(10.30)%	$897	10.44%	0.98%	(0.71)%	0%
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr
For the period 4/11/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.01)	(1.00)	(1.01)	$8.99	(10.10)%	$955	10.61%	0.98%	(0.65)%	0%
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May
For the period 5/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.01)	(0.44)	(0.45)	$9.55	(4.50)%	$955	11.63%	0.98%	(0.64)%	0%
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun
For the period 6/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.01)	(0.19)	(0.20)	$9.80	(2.00)%	$980	18.14%	0.98%	(0.94)%	0%
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan
For the period 1/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.03)	(1.77)	(1.80)	$8.20	(18.00)%	$820	19.57%	0.97%	(0.78)%	0%
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb
For the period 2/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.03)	(1.46)	(1.49)	$8.51	(14.90)%	$851	19.67%	0.98%	(0.75)%	0%
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar
For the period 3/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.02)	(1.06)	(1.08)	$8.92	(10.80)%	$892	10.50%	0.98%	(0.72)%	0%
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr
For the period 4/11/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.01)	(1.16)	(1.17)	$8.83	(11.70)%	$915	11.07%	0.98%	(0.66)%	0%

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Financial Highlights

	Per Share Operating Performance (for a share outstanding throughout each period)						Ratios/Supplemental Data:
		Investment Operations:							Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (b)		Net realized and unrealized gain/(loss)	Total From Investment Operations	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses, before waivers/ reimbursements by Advisor (d)	Expenses, net of waivers/ reimbursements by Advisor (d)	Net investment income/ (loss)	Portfolio turnover rate (e)

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May
For the period 5/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.01)		(0.39)	(0.40)	$9.60	(4.00)%	$960	11.71%	0.98%	(0.63)%	0%
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun
For the period 6/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.01)		(0.14)	(0.15)	$9.85	(1.50)%	$985	18.22%	0.98%	(0.94)%	0%
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan
For the period 1/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.03)		(1.77)	(1.80)	$8.20	(18.00)%	$820	19.53%	0.97%	(0.78)%	0%
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb
For the period 2/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.03)		(1.43)	(1.46)	$8.54	(14.60)%	$854	11.04%	0.98%	(0.74)%	0%
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar
For the period 3/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.02)		(1.09)	(1.11)	$8.89	(11.10)%	$889	10.55%	0.98%	(0.72)%	0%
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr
For the period 4/11/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.01)		(1.11)	(1.12)	$8.88	(11.20)%	$888	11.35%	0.98%	(0.66)%	0%
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May
For the period 5/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.01)		(0.32)	(0.33)	$9.67	(3.30)%	$967	11.62%	0.98%	(0.63)%	0%
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun
For the period 6/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.00	)(g)	(0.18)	(0.18)	$9.82	(1.80)%	$982	18.29%	0.98%	(0.94)%	0%
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan
For the period 1/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.03)		(1.78)	(1.81)	$8.19	(18.10)%	$820	19.62%	0.97%	(0.78)%	0%
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb
For the period 2/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.03)		(1.31)	(1.34)	$8.66	(13.40)%	$893	10.88%	0.97%	(0.73)%	0%
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar
For the period 3/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.02)		(1.07)	(1.09)	$8.91	(10.90)%	$891	10.53%	0.98%	(0.71)%	0%
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr
For the period 4/11/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.01)		(1.29)	(1.30)	$8.70	(13.00)%	$870	11.47%	0.97%	(0.66)%	0%
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May
For the period 5/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.01)		(0.34)	(0.35)	$9.65	(3.50)%	$966	11.70%	0.98%	(0.63)%	0%
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun
For the period 6/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	(0.00	)(g)	(0.23)	(0.23)	$9.77	(2.30)%	$977	18.52%	0.98%	(0.92)%	0%

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Financial Highlights

	Per Share Operating Performance (for a share outstanding throughout each period)					Ratios/Supplemental Data:
		Investment Operations:						Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses, before waivers/ reimbursements by Advisor (d)	Expenses, net of waivers/ reimbursements by Advisor (d)	Net investment income/ (loss)	Portfolio turnover rate (e)

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)
For the period 1/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	0.04	(2.03)	(1.99)	$8.01	(19.90)%	$801	19.89%	0.92%	1.04%	0%
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)
For the period 4/11/2022 (f) - 6/30/2022 (Unaudited)	$10.00	0.02	(1.46)	(1.44)	$8.56	(14.40)%	$1,972	7.79%	0.93%	1.18%	0%
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)
For the period 1/10/2022 (f) - 6/30/2022 (Unaudited)	$10.00	0.04	(1.94)	(1.90)	$8.10	(19.00)%	$810	19.89%	0.92%	1.04%	0%
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)
For the period 4/11/2022 (f) - 6/30/2022 (Unaudited)	$10.00	0.02	(1.41)	(1.39)	$8.61	(13.90)%	$879	11.63%	0.93%	1.19%	0%

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Total return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and is not annualized for periods less than one year. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Funds serve as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
(d)	Expense ratios do not include expenses of underlying funds in which the Funds invest.
(e)	Not annualized for periods less than one year.
(f)	Commencement of operations.
(g)	Amount represents less than $.01 per share.

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

1.     ORGANIZATION

Milliman Variable Insurance Trust (the “Trust”) was organized under the laws of the state of Delaware as a Delaware statutory trust on November 2, 2020, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open- end management investment company. As of June 30, 2022, the Trust consisted of 47 operational series, 46 of which are presented herein (each, a “Fund” and collectively, the “Funds”). The remaining series, the Milliman Money Market Fund, is presented in a separate report. Each of the Funds is classified as non-diversified under the 1940 Act. Each Fund offers shares only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. All shares of the Funds have equal rights and privileges. As of June 30, 2022, only Class 3 shares were offered, which have no front-end sales load, deferred sales charge, or redemption fee.

Each Fund utilizes FLexible EXchange® Options (“FLEX Options”) designed to produce certain pre-determined outcomes (“Outcomes”), over a six-month, one-year or six-year period (each, an “Outcome Period). The initial Outcome Period for each Fund began upon commencement of its operations. On the last business day of any stated Outcome Period, all of a Fund’s existing options contracts will expire and the Fund’s investment advisor will transact in a new set of options contracts on the same business day, which will commence a new Outcome Period.

The Funds and their respective commencement dates are as follows:

Commencement of
Name	Operations
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul	January 10, 2022
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug	February 10, 2022
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep	March 10, 2022
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct	April 11, 2022
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov	May 10, 2022
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec	June 10, 2022
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul	January 10, 2022
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug	February 10, 2022
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep	March 10, 2022
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct	April 11, 2022
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov	May 10, 2022
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jun/Dec	June 10, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan	January 10, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb	February 10, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar	March 10, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr	April 11, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	May 10, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun	June 10, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan	January 10, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb	February 10, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar	March 10, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr	April 11, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May	May 10, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun	June 10, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jan	January 10, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Feb	February 10, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Mar	March 10, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Apr	April 11, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – May	May 10, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jun	June 10, 2022
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jan	January 10, 2022
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Feb	February 10, 2022
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Mar	March 10, 2022
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Apr	April 11, 2022

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

Commencement of
Name	Operations
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – May	May 10, 2022
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jun	June 10, 2022
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jan	January 10, 2022
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Feb	February 10, 2022
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Mar	March 10, 2022
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Apr	April 11, 2022
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – May	May 11, 2022
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jun	June 10, 2022
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)	January 10, 2022
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)	April 11, 2022
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)	January 10, 2022
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	April 11, 2022

Each Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-month period.

Each Milliman 6 -Month Parred Down S&P 500 with Par Up Outcome Fund seeks to provide exposure to the S&P 500 Index, while limiting losses to 50% of the losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-month period.

Each Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains that exceed a declared spread, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Each Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund seeks to provide exposure to the S&P 500 Index, while limiting losses associated with S&P 500 Index performance to 10% and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Each Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period. The Fund also seeks to provide upside exposure to the Nasdaq-100® Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Each Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period. The Fund also seeks to provide upside exposure to the Russell 2000 Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

Each Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period. The Fund also seeks to provide upside exposure to the MSCI EAFE Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Each Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 20% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-year period.

Each Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund seeks to provide exposure to the S&P 500 Index, while limiting losses to 50% of the losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-year period.

2.     SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies.”

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Computation of Net Asset Value

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. ET) on each business day the NYSE is open for regular trading. If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Valuation

FLEX Options are valued at a market-based price provided by the exchange on which the FLEX Option is traded at the official close of that exchange’s trading date. If the exchange on which the FLEX Option is traded is unable to provide a market price, FLEX Options prices will be provided by a model-pricing provider. Over -the-counter options are valued at the mean of the most recent bid and asked price, if available, or otherwise at their closing bid price. Otherwise, the value of an options contract will be determined by the Trust’s pricing committee (the “Pricing Committee”) in accordance with the pricing and valuation procedures adopted by the Funds’ Board of Trustees (the “Valuation Procedures”)

Equity securities, including shares of exchange-traded Funds (“ETFs”), listed on any national or foreign exchange (excluding the Nasdaq National Market (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded, or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities.

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

Fixed income securities will generally be valued using a third-party pricing service vendor (a “Pricing Service”). Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination.

Open-end investment companies, with the exception of ETFs, are valued at their respective NAVs.

The Funds’ accounting agent may obtain all market quotations used in valuing securities from Pricing Service. If no quotation can be obtained from a Pricing Service, then the Funds’ account agent will contact the Pricing Committee, which is responsible for establishing the valuation of portfolio securities and other instruments held by the Funds in accordance with the Valuation Procedures. The Pricing Committee will then attempt to obtain one or more broker quotes for the security or other asset daily and will value the security or other asset accordingly. If no quotation is available from either a Pricing Service, or one or more brokers, or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security or other asset held by a Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security or other asset on the valuation date.

The Trust follows the authoritative guidance (GAAP) for fair value measurements, which established a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance established three tiers of inputs that may be used to measure fair value as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to value the Funds’ investments at June 30, 2022, are summarized at the end of each Fund’s Schedule of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Cash and cash equivalents

Cash and cash equivalents include amounts held in interest-bearing demand deposit accounts with the Funds’ custodian.

Organizational and Offering Costs

Organizational and offering costs directly attributable to a series of the Trust are charged to that series, such as certain registration fees, while expenses which are attributable to more than one series are allocated among the respective series on a pro rata basis.

Organizational costs are expensed as incurred and include legal fees pertaining to the organization of the Trust, costs of forming the Funds, drafting of bylaws, servicing agreements, and audit fees for the initial seed audits. Offering costs are recorded as a deferred asset and will be amortized on a straight-line basis for a period of twelve months upon commencement of operations of each Fund. Offering costs include legal fees pertaining to

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

the preparation, review and filing of each Fund’s initial registration statement with the Securities and Exchange Commission (“SEC”), and printing, mailing or other distribution charges related to each Fund’s prospectus and statement of additional information. Organizational costs and offering costs are subject to the Funds’ Expense Limitation Agreement (See Note 5).

Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Dividend income, if any, is recognized on the ex- dividend date. Interest income, including accretion of discounts and amortization of premiums, is recognized on an accrual basis using the effective yield method.

Expenses are accrued daily. Expenses of the Trust, which are directly identifiable to a specific series, are applied to that series. Expenses which are not identifiable to a specific series are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

In addition to the advisory fees and other expenses of the Funds, the Funds indirectly bear the investment management fees and other expenses of investment companies (underlying funds) in which they invest. The amount of these fees and expenses incurred indirectly by the Funds (“acquired fund fees and expenses”) will vary based upon the expense and fee levels of the underlying funds and the number of shares that are owned of the underlying funds at different times.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.

3.     DERIVATIVES

Disclosures about derivative instruments are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Each Fund seeks to achieve its Outcomes by transacting in options contracts, including FLEX Options, to create layers within its portfolio. FLEX Options are options contracts that trade on an exchange, but provide an investor with the ability to customize key contract terms like strike price, style and expiration date, while achieving price discovery (i.e., determining market prices) in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. While the Funds will primarily transact in FLEX Options, each Fund may utilize OTC options if no FLEX Options are available or appropriate for use in that Fund. OTC options are traded and privately negotiated in the OTC market and are subject to counterparty risk of the writer of the options contract. Many counterparties to OTC options are financial institutions, such as banks and broker-dealers, and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. The options contracts in which Milliman Financial Risk Management LLC, the Funds’ investment advisor (“Milliman”), transacts on behalf of the Funds are all European style options (i.e., options that are exercisable only on the expiration date) and are listed on the Chicago Board Options Exchange. The reference assets for each Fund’s options position will be a reference index or an ETF, including an ETF that seeks to track the performance of a reference index.

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

In implementing the options strategies for Funds with six-month and one-year Outcome Periods, Milliman also will utilize various options techniques, including put spread strategies (“Put Spread Strategies”), pursuant to which Milliman will write a put option on fixed income securities and/or one or more ETFs that provides exposure to fixed income securities at a strike price at or lower than the underlying asset’s market price or current value at the beginning of an Outcome Period, and buy a put option on the same underlying asset at a lower strike price than the written put option. The Put Spread Strategies are designed to produce additional cash from which Milliman may transact in additional options contracts for Funds with six-month and one-year Outcome Periods.

The Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Risk of loss on written options may exceed amounts recognized on the Statements of Assets and Liabilities.

As collateral for its written options, the Funds maintain segregated assets consisting of cash, cash equivalents, or liquid securities. Segregated cash is included as “Deposits at broken for written options” in the Statements of Assets and Liabilities. Segregated securities for written options are identified in each Fund’s Schedule of Investments.

As of June 30, 2022, all of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under ASC 210 does not apply.

The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the underlying asset and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the underlying asset (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the underlying asset.

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

The location and fair value amounts of derivatives on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in each Fund’s Schedule of Investments. The notional amounts of derivative instruments outstanding relative to each Fund’s net assets as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

4.     FEDERAL TAXES INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended June 30, 2022.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

5.     ADVISORY FEES AND OTHER AGREEMENTS

The Trust has an Investment Advisory Agreement with Milliman to furnish investment advisory services to the Funds. Pursuant to the Investment Advisory Agreement, Milliman is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.49% of each Fund’s average daily net assets.

Milliman has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit each Fund’s total annual Fund operating expenses (which include any offering and organizational expenses, but exclude taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of each Fund’s business) to 0.74% of each Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from each Fund any advisory fees waived or expenses reimbursed pursuant to the applicable Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any. No amounts were recouped during the period ended June 30, 2022. As of June 30, 2022, the amounts eligible for recoupment and the year of expiration are as follows:

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

	Recovery Expiring in:
	2025	Total
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul	$78,394	$78,394
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug	65,289	65,289
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep	27,539	27,539
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct	20,633	20,633
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov	14,222	14,222
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec	7,744	7,744
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul	78,399	78,399
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug	65,795	65,795
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep	27,624	27,624
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct	20,757	20,757
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov	14,288	14,288
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec	7,780	7,780
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan	78,395	78,395
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb	65,792	65,792
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar	27,615	27,615
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr	20,746	20,746
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	14,287	14,287
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun	7,780	7,780
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan	78,460	78,460
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb	65,851	65,851
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar	27,680	27,680
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr	20,780	20,780
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May	14,341	14,341
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun	7,800	7,800
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan	78,626	78,626
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb	66,004	66,004
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar	27,811	27,811
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr	20,918	20,918
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May	14,445	14,445
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun	7,842	7,842
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan	78,623	78,623
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb	35,602	35,602
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar	27,815	27,815
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr	20,931	20,931
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May	14,442	14,442
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun	7,842	7,842
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan	78,628	78,628
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb	35,588	35,588
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar	27,814	27,814
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr	20,937	20,937
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May	14,445	14,445
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun	7,843	7,843
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)	80,081	80,081
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)	21,400	21,400
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)	80,081	80,081
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	21,669	21,669

In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to each Fund’s acquired fund fees and expenses until at least April 30, 2023. Amounts waived under this agreement are separately shown on each Fund’s Statement of Operations and may not be recouped by Milliman. This contract cannot be terminated or modified for a Fund without the consent of the Board.

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, serves as each Fund’s fund accountant, administrator, and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Funds’ custodian pursuant to a custody agreement. Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor pursuant to a distribution agreement.

The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to each Fund’s Class 3 shares. The Rule 12b- 1 Plan permits each Fund to pay the Distributor, as the Funds’ principal underwriter, for expenses associated with the distribution of Class 3 shares of the Funds. Under the Rule 12b-1 Plan, the Distributor is paid an annual fee of 0.25% of the average daily net assets of Class 3 shares. All Rule 12b-1 Plan payments received by the Distributor shall be used solely for distribution-related expenses and shall not be retained as profit by the Distributor. Accordingly, no compensation is payable by the Funds to the Distributor for such distribution services. However, Milliman has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the distribution agreement. The payments made by Milliman to the Distributor do not represent an additional expense to the Funds or their shareholders.

Certain employees of Foreside Fund Officer Services, LLC, an affiliate of the Distributor, serve as Treasurer and Principal Financial Officer and Chief Compliance Officer and Anti-Money Laundering Officer to the Trust.

Certain Trustees and Officers of the Trust are also Officers or employees of Milliman, and during their terms of office, receive no compensation from the Funds.

6.     INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the period ended June 30, 2022, were as follows:

	Purchases	Sales
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul	$349,789	$—
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug	596,241	—
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep	396,062	—
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct	431,289	—
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov	415,896	—
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec	394,394	—
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul	349,789	—
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug	349,836	—
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep	347,853	—
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct	346,804	—
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov	346,638	—
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jun/Dec	346,127	—
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan	349,485	—
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb	349,476	—
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar	345,696	—
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr	352,066	—
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	343,183	—
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun	2,239,346	—
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan	349,485	—
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb	349,536	—
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar	345,696	—
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr	365,065	—
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May	343,183	—
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun	2,301,984	—
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jan	349,485	—
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Feb	349,476	—
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Mar	345,696	—
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Apr	355,075	—
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – May	343,183	—
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jun	2,517,565	—

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

	Purchases	Sales
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jan	349,485	—
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Feb	349,476	—
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Mar	345,696	—
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Apr	343,657	—
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – May	343,183	—
Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jun	2,488,883	—
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jan	349,485	—
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Feb	362,651	—
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Mar	345,696	—
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Apr	343,657	—
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – May	343,183	—
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jun	2,429,351	—
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)	944,000	—
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)	2,108,815	—
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)	900,800	—
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	932,445	—

Purchases and sales of investments of U.S. Government Securities, for the period ended June 30, 2022, were as follows:

	Purchases	Sales
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)	$216,567	$—
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)	460,559	—
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)	216,567	—
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	204,518	—

7.     BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of that Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2022, American International Group (AIG) directly owned greater than 25% of the outstanding shares of each Fund.

8.     RISKS

The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

9.     GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

10.   SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

Milliman Variable Insurance Trust

Additional Information (Unaudited)

June 30, 2022

1. INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1–855–700–7959 or visiting www.millimanfunds.com.

2. PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1–855–700–7959 and on the SEC’s website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3. INFORMATION ABOUT PORTFOLIO SECURITIES

Each Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Part F of Form N-PORT. The Trust’s Part F of Form N-PORT is available without charge, upon request, by calling 1-855-700-7959, or on the SEC’s website at www.sec.gov. The Trust’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Milliman Variable Insurance Trust

Board Considerations Regarding Approval of Investment Management Agreement
June 30, 2022 (Unaudited)

At a meeting held on July 15, 2021, the Board of Trustees (the “Board” or the “Trustees”) of the Milliman Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), voting separately, reviewed and unanimously approved the Investment Advisory Agreement (the “Investment Advisory Agreement”) between Milliman Financial Risk Management LLC (the “Adviser”) and the Trust, on behalf of the series of the Trust identified on Appendix A (each, a “Fund,” and collectively, the “Funds”).

During the meeting, the Independent Trustees had met in executive session with counsel and had discussed the proposed Investment Advisory Agreement and the requirements under the 1940 Act that apply to the Board’s consideration and approval of the Investment Advisory Agreement. In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, reviewed the Board materials and other information from counsel and from the Adviser, including: (i) a copy of the form of Investment Advisory Agreement; (ii) information describing the nature, quality and extent of the services that the Adviser expects to provide to the Funds; (iii) information concerning the financial condition, business, operations, portfolio management teams, and compliance program of the Adviser; (iv) information describing each Fund’s proposed investment advisory fee and operating expenses; (v) a copy of the current Form ADV for the Adviser; and (vi) a memorandum from Trust counsel regarding the responsibilities of the Trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the proposed advisory fees and expenses of each Fund to other investment companies being offered to insurance company separate accounts that also utilize options-based strategies to provide targeted outcomes.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, extent and quality of the services expected to be provided to each Fund by the Adviser; (ii) the Adviser’s personnel and operations; (iii) the Funds’ proposed expense levels; (iv) any “fall-out” benefits to the Adviser (i.e., the ancillary benefits realized by the Adviser from the Adviser’s relationship with the Trust); (v) the effect of asset growth on a Fund’s expenses; and (vi) possible conflicts of interest.

The Board, including the Independent Trustees, considered the following in respect of the Funds:

(a)          The nature, extent and quality of services expected to be provided to the Funds by the Adviser, including personnel and operations of the Adviser. The Board reviewed the services that the Adviser was expected to provide to the Funds. The Board noted the responsibilities that the Adviser would have as each Fund’s investment adviser, including: the responsibility for the management and investment of the Fund’s portfolio; executing portfolio security and other asset trades; monitoring compliance with the Fund’s investment objective, policies and limitations; the responsibility for quarterly reporting to the Board; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.

The Board reviewed the Adviser’s experience in managing other portfolios. Based on its consideration and review of the foregoing information, the Board determined that the Funds were likely to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on its experience, personnel, operations and resources.

(b)          Comparison of services expected to be provided and fees to be paid, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits. The Board compared both the services to be provided to the Funds by the Adviser and the related fees to those of other investment advisers with respect to similar funds. In particular, the Board compared each Fund’s proposed advisory fee and projected expense ratio to other investment companies the Adviser considered to be similar to the Funds, even if not necessarily in the same peer group due to the unique strategies proposed to be implemented by the Adviser in managing the Funds. The Board noted that the Adviser proposed to enter into an Expense Limitation Agreement whereby the Adviser would waive advisory fees and/or reimburses expenses

Milliman Variable Insurance Trust

Board Considerations Regarding Approval of Investment Management Agreement
June 30, 2022 (Unaudited)

to keep each Fund’s expenses from exceeding certain levels. The Board also considered the additional fee waiver agreement, pursuant to which the Adviser would agree to waive its advisory fee in an amount equal to the acquired fund fees and expenses incurred by each Fund. The Board also noted that because the Trust was proposed to commence operations the following year, they would not need to consider the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to the Funds, including operational costs. After comparing each Fund’s proposed fees with those of other funds utilizing similar strategies, and in light of the nature, quality and extent of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in providing those services, the Board concluded that the level of fees proposed to be paid to the Adviser with respect to the Funds was fair and reasonable.

The Board considered that the Adviser may experience certain “fall-out” benefits based on the potential success of the Funds, but that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with the Adviser, so that such services do not give rise to “fall-out” benefits for the Adviser.

(c)          The extent to which economies of scale would be realized as the Funds grow, and whether fee levels would reflect such economies of scale. The Board discussed potential economies of scale. Because the Trust was newly formed, the Funds had not commenced operations, and the eventual amount of Fund assets was uncertain, the Adviser was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale, if any. The Board recognized the uncertainty in launching new investment products and estimating future asset levels.

(d)          Investment performance of the Funds and the Adviser. Because the Funds were newly formed and had not commenced operations, the Board did not consider the investment performance of the Funds. The Board considered the performance of the Adviser and the portfolio managers in managing other discretionary investment management accounts.

Conclusion. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed advisory fees and projected total expense ratios for the Funds were reasonable in relation to the services to be provided by the Adviser to the Funds, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed advisory fees to be reasonable in comparison to the fees charged by advisers to other similar funds. As a result, the Board, including the Independent Trustees, concluded that the initial approval of the Investment Advisory Agreement was in the best interests of the Funds.

Milliman Variable Insurance Trust

Board Considerations Regarding Approval of Investment Management Agreement
June 30, 2022 (Unaudited)

Appendix A

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - May

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (I)

INVESTMENT ADVISOR

Milliman Financial Risk Management LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Stradley Ronon Stevens & Young LLP

191 North Wacker Drive, Suite 1601

Chicago, IL 60606

and

2005 Market Street, Suite 2600

Philadelphia, PA 19103

milliman variable insurance trust

Milliman Money Market Fund

Semi-Annual Report

June 30, 2022 (unaudited)

Attachment

Goldman Sachs Variable Insurance Trust – Goldman Sachs Government Money Market Fund Semi-Annual Report June 30, 2022

Milliman Variable Insurance Trust

Expense Example For the Period Ended June 30, 2022 (Unaudited)

The Milliman Money Market Fund (the “Fund”) sells its shares to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. The table below does not include any fees or sales charges imposed by your variable product.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $ 8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table below is useful in comparing the ongoing costs only and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers and reimbursements in effect.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio*	Expenses Paid During the Period
Milliman Money Market Fund#
Actual	$1,000.00	$1,001.30	0.33%	$1.55(a)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.16	0.33%	$1.66(b)

#	Class 3 shares
*	Expense ratio reflects the aggregate expenses of the Fund and the Master Fund in which the Fund invests.
(a)	Actual expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (171) divided by the number of days in the fiscal year (365) to reflect the period from January 10, 2022 (commencement of operations) to June 30, 2022.
(b)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

3

Milliman Money Market Fund

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.96%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Government Money Market Fund, Institutional Shares, 1.34% (a)(b)	121,845	$121,845
TOTAL INVESTMENT COMPANIES (Cost $121,845)		121,845

Total Investments (Cost $121,845) - 99.96%		121,845
Assets in Excess of Other Liabilities - 0.04%		43
TOTAL NET ASSETS - 100.00%		$121,888

Percentages are stated as a percent of net assets.

(a)	7-day net yield.
(b)	The Milliman Money Market Fund (the “Fund”) pursues its investment objective by investing all of its investable assets in Institutional Shares of the Goldman Sachs Government Money Market Fund (the "Portfolio"), a series of the Goldman Sachs Variable Insurance Trust (see Note 1 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

4

Milliman Money Market Fund

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investment in Portfolio (cost $121,845)	$121,845
Cash and cash equivalents	32,323
Dividends and interest receivable	106
Due from Advisor	4,735
Deferred offering costs	2,594
Total Assets	161,603

Liabilities:
Payable for fund shares redeemed	1
Distribution fees payable	141
Payable to Trustees	428
Shareholder reporting fees	2,408
Fund administration and accounting fees	18,484
Professional fees payable	13,329
Transfer agent and shareholder servicing fees	3,266
Other liabilities	1,658
Total Liabilities	39,715
Net Assets	$121,888

Net Assets Consist of:
Paid-in capital	$121,888
Total distributable earnings/(accumulated deficit)	—
Net Assets	$121,888

Class 3
Net assets	$121,888
Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	121,888
Net asset value, offering price and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

5

Milliman Money Market Fund

Statement of Operations

Period January 10, 2022(a) to June 30, 2022 (Unaudited)
Investment Income:
Dividends from Portfolio	$198
Interest	32
Total Investment Income	230

Expenses:
Investment advisory fee	16
Professional fees	15,684
Administration fees	27,938
Trustees fees and expenses	2,640
Printing and mailing expenses	2,408
Custody fees	1,036
Distribution expenses	141
Organizational costs	2,548
Offering costs	1,406
Transfer agent expenses	4,624
Registration fees and expenses	569
Other expenses	1,200
Total Expenses	60,210
Waivers/expense reimbursement by Advisor	(60,121)
Net Expenses	89
Net Investment Income	141

Net Increase in Net Assets From Operations	$141

(a) Commencement of Operations

The accompanying notes are an integral part of these financial statements.

6

Milliman Money Market Fund

Statement of Changes in Net Assets

Period January 10, 2022(a) to June 30, 2022 (Unaudited)
Operations:
Net Investment Income	$141
Net Increase in Net Assets Resulting from Operations	141

Distributions to Shareholders:(b)
Distributions to shareholders	(141)

Capital Share Transactions:(b)
Proceeds from shares sold	496,935
Reinvestments	138
Cost of shares redeemed	(375,185)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	121,888
Total Increase/(Decrease) in Net Assets	121,888

Net Assets:
Beginning of the period	—
End of the period	$121,888

Change in Shares Outstanding:(b)
Shares sold	496,935
Shares reinvested	138
Shares redeemed	(375,185)
Net Increase/(Decrease)	121,888

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

7

Milliman Money Market Fund

Financial Highlights

	Per Share Operating Performance (for a share outstanding throughout each period)						Ratios/Supplemental Data:
		Investment Operations:							Ratio to Average Net Assets of:(a)
	Net Asset Value, Beginning of Period	Net investment income		Distributions from Net Investment Income		Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses, before waivers/ expense reimbursement by Advisor (c)	Expenses, net of waivers/ expense reimbursement by Advisor (c)	Net investment income	Portfolio turnover rate (d)
For the period 1/10/2022 (e) - 6/30/2022 (Unaudited)	$1.00	0.00	(f)	(0.00	)(f)	$1.00	0.13%	$122	106.89%	0.17%	0.25%	0%

(a)	Annualized for periods less than one year.
(b)	Total return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and is not annualized for periods less than one year. Total return reflects waivers/reimbursements by the Advisor. Performance would have been lower had the waivers/ reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
(c)	Ratios of expenses to average net assets do not include expenses of the Portfolio in which the Fund invests. Including these expenses, the expense ratios before waivers/ reimbursements and net of waivers/reimbursements would be approximately 107.09% and 0.33%, respectively.
(d)	Not annualized for periods less than one year.
(e)	Commencement of operations.
(f)	Amount represents less than $.01 per share.

The accompanying notes are an integral part of these financial statements.

8

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

1. Organization

Milliman Variable Insurance Trust (the “Trust”) was organized under the laws of the state of Delaware as a Delaware statutory trust on November 2, 2020, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2022, the Trust consisted of 47 operational series. This report pertains to the Milliman Money Market Fund (the “Fund”). The remaining series are presented in a separate report. The Fund is classified as diversified under the 1940 Act. The Fund offers shares only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. All shares of the Fund have equal rights and privileges. As of June 30, 2022, only Class 3 shares were offered, which have no front-end sales load, deferred sales charge, or redemption fee. The Fund commenced operations on January 10, 2022.

The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

The Fund pursues its investment objective by investing all of its investable assets in Institutional Shares of the Goldman Sachs Government Money Market Fund (the “Portfolio”), a series of the Goldman Sachs Variable Insurance Trust, which is a Delaware statutory trust registered under the 1940 Act as an open-end management investment company. This structure is sometimes called a “master/feeder” structure. The Portfolio has the same investment objective and substantially similar investment policies as the Fund and, therefore, is subject generally to the same risks as the Fund. The Portfolio seeks to achieve its investment objective by investing only in “government securities,” as such term is defined or interpreted under the 1940 Act, and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. The percentage of the Portfolio owned by the Fund as of June 30, 2022 was 0.01%. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies.” For accounting and financial reporting purposes, the Fund is treated as a fund-of-funds.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Computation of Net Asset Value

The Fund determines its NAV per share as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each business day the Exchange is open for regular trading. If the Exchange closes early on a valuation day, the Fund shall determine NAV as of that time. The NAV per share of the Fund is calculated by dividing the value of the Fund’s total assets, less its liabilities (including accrued expenses), by the number of shares outstanding. Because the Fund currently invests all of its investable assets in the Portfolio, its assets consist primarily of an interest in the Portfolio. The value of this interest will depend on the value of the assets of the Portfolio and its liabilities and expenses. As permitted by Rule 2a-7 under the 1940 Act, each of the Fund and the Portfolio seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent.

Valuation

Shares of the Portfolio held by the Fund are valued at NAV as reported by the Portfolio.

9

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

The Trust follows the authoritative guidance (GAAP) for fair value measurements, which established a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance established three tiers of inputs that may be used to measure fair value as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2022, the value of the Fund’s investment in the Portfolio was determined based on Level 1 inputs. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Cash and cash equivalents

Cash and cash equivalents include amounts held in an interest-bearing demand deposit account with the Fund’s custodian.

Organizational and Offering Costs

Organizational and offering costs directly attributable to a series of the Trust are charged to that series, such as certain registration fees, while expenses which are attributable to more than one series are allocated among the respective series on a pro rata basis.

Organizational costs are expensed as incurred and include legal fees pertaining to the organization of the Trust, costs of forming the Fund, drafting of bylaws, servicing agreements, and audit fees for the initial seed audits. Offering costs are recorded as a deferred asset and are amortized on a straight-line basis for a period of twelve months upon commencement of operations of the Fund. Offering costs include legal fees pertaining to the preparation, review and filing of the Fund’s initial registration statement with the Securities and Exchange Commission (“SEC”), and printing, mailing or other distribution charges related to the Fund’s prospectus and statement of additional information. Organizational costs and offering costs are subject to the Fund’s Expense Limitation Agreement (See Note 4).

Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recognized on an accrual basis using the effective yield method.

Expenses are accrued daily. Expenses of the Trust, which are directly identifiable to a specific series, are applied to that series. Expenses which are not identifiable to a specific series are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

In addition to the advisory fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Portfolio in which it invests.

10

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

Distributions to Shareholders

Distributions to shareholders are recorded on the ex- dividend date. All or substantially all of the Fund’s net investment income will be declared as a dividend daily. Dividends will normally be declared daily as of 4:00 p.m., Eastern time, as a dividend and distributed monthly. Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in the Fund’s daily distributions. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Fund.

3. Federal Taxes Information

No provision for federal income taxes has been made, as it is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. The Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the period ended June 30, 2022.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

4. Advisory Fees and Other Agreements

The Trust has an Investment Advisory Agreement with Milliman Financial Risk Management LLC (“Milliman”) to furnish investment advisory services to the Fund. Pursuant to the Investment Advisory Agreement, Milliman is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.03% of the Fund's average daily net assets. However, Milliman has contractually agreed to waive its management fee until at least April 30, 2023. This contract cannot be terminated or modified without the consent of the Board of Trustees of the Trust (the “Board”).

Milliman has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (which include net expenses of the Portfolio and offering and organizational expenses of the Fund, but exclude taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.43% of the Fund's average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board.

Milliman has also agreed to voluntarily waive fees and/or reimburse expenses of the Fund to avoid a negative yield. Such yield waivers and reimbursements are voluntary and could be modified or terminated at any time at the discretion of Milliman without notice.

Milliman may not recoup any advisory fees waived or expenses reimbursed pursuant to the above agreements.

U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, serves as the Fund’s fund accountant, administrator, and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Fund’s custodian pursuant to a custody agreement. Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor pursuant to a distribution agreement.

The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to the Fund’s Class 3 shares. The Rule 12b-1 Plan permits the Fund to pay the Distributor, as the Fund’s principal underwriter, for expenses associated with the distribution of Class 3 shares of the Fund. Under the Rule 12b-1 Plan, the Distributor is paid an annual fee of 0.25% of the average daily net assets of Class 3 shares. All Rule 12b-1 Plan payments received by the Distributor shall be used solely for distribution-related expenses and shall

11

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

not be retained as profit by the Distributor. Accordingly, no compensation is payable by the Fund to the Distributor for such distribution services. However, Milliman has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the distribution agreement. The payments made by Milliman to the Distributor do not represent an additional expense to the Fund or its shareholders.

Certain employees of Foreside Fund Officer Services, LLC, an affiliate of the Distributor, serve as Treasurer and Principal Financial Officer and Chief Compliance Officer and Anti-Money Laundering Officer to the Trust.

Certain Trustees and Officers of the Trust are also Officers or employees of Milliman, and during their terms of office, receive no compensation from the Fund.

5. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2022, American International Group (AIG) directly owned greater than 25% of the outstanding shares of the Fund.

6. Risks

The Portfolio, and therefore the Fund, could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

The principal risks of investing in the Fund and the Portfolio are described more fully in the Fund’s prospectus.

7. Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

8. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

12

Milliman Variable Insurance Trust

Additional Information (Unaudited)

June 30, 2022

1. INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1–855–700–7959 or visiting www.millimanfunds.com.

2. PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1–855– 700–7959 and on the SEC’s website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’s website at www.sec.gov.

3. INFORMATION ABOUT PORTFOLIO SECURITIES

The Fund’s Form N-MFP, which had information about the Fund and its holdings, is available without charge: (i) upon request, by calling 1-855-700-7959; (ii) on the SEC’s website at www.sec.gov; and (iii) on the Fund’s website at www.millimanfunds.com.

13

Milliman Variable Insurance Trust

Board Considerations Regarding Approval of Investment Management Agreement

June 30, 2022 (Unaudited)

At meetings held on July 15, 2021 and September 20, 2021, the Board of Trustees (the “Board” or the “Trustees”) of the Milliman Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), voting separately, reviewed and unanimously approved the Investment Advisory Agreement (the “Investment Advisory Agreement”) between Milliman Financial Risk Management LLC (the “Adviser”) and the Trust, on behalf of the Milliman Money Market Fund (the “Money Market Fund”).

During the meetings, the Independent Trustees had met in executive session with counsel and had discussed the proposed Investment Advisory Agreement and the requirements under the 1940 Act that apply to the Board’s consideration and approval of the Investment Advisory Agreement. In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, reviewed the Board materials and other information from counsel and from the Adviser, including: (i) a copy of the form of Investment Advisory Agreement; (ii)   information describing the nature, quality and extent of the services that the Adviser expects to provide to the Money Market Fund; (iii) information concerning the financial condition, business, operations, portfolio management teams, and compliance program of the Adviser; (iv) information describing the Money Market Fund’s proposed investment advisory fee and operating expenses; (v) a copy of the current Form ADV for the Adviser; and (vi) a memorandum from Trust counsel regarding the responsibilities of the Trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. It was noted to the Board that the Money Market Fund would operate as a “feeder” fund by investing all of its assets into an unaffiliated master fund (the “Master Fund”), and therefore the Money Market Fund’s estimated expense ratio would equal that of the Master Fund’s plus the amount of the Money Market Fund’s investment advisory fee, Rule 12b-1 fees and any other expenses. The Board then received additional information comparing the Master Fund’s advisory fee and expense ratio to other similar investment companies, and also received the Master Fund’s performance record over the 3-, 5- and 10-year periods.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, extent and quality of the services expected to be provided to the Money Market Fund by the Adviser; (ii) the Adviser’s personnel and operations; (iii) the Money Market Funds’ proposed expense levels; (iv) any “fall-out” benefits to the Adviser (i.e., the ancillary benefits realized by the Adviser from the Adviser’s relationship with the Trust); (v) the effect of asset growth on the Money Market Fund’s expenses; and (vi) possible conflicts of interest.

The Board, including the Independent Trustees, considered the following in respect of the Money Market Fund:

(a)          The nature, extent and quality of services expected to be provided to the Money Market Fund by the Adviser, including personnel and operations of the Adviser. The Board reviewed the services that the Adviser was expected to provide to the Money Market Fund. The Board noted the responsibilities that the Adviser would have as the Money Market Fund’s investment adviser, including: the responsibility for the management and investment of the Money Market Fund as a feeder fund that invests in the unaffiliated Master Fund; monitoring compliance with the Money Market Fund’s investment objective, policies and limitations; the responsibility for quarterly reporting to the Board; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Money Market Fund.

The Board reviewed the Adviser’s experience in managing other portfolios. Based on its consideration and review of the foregoing information, the Board determined that the Money Market Fund was likely to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on its experience, personnel, operations and resources.

14

Milliman Variable Insurance Trust

Board Considerations Regarding Approval of Investment Management Agreement

June 30, 2022 (Unaudited)

(b)          Comparison of services expected to be provided and fees to be paid, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Money Market Fund; “fall-out” benefits. The Board compared both the services to be provided to the Money Market Fund by the Adviser and the proposed fees to be paid under the Investment Advisory Agreement. In particular, the Board noted that the Adviser proposed to enter into a fee waiver agreement whereby the Adviser would waive its entire advisory fee for at least one year, and also the Adviser’s commitment to further voluntarily waive fees and/or reimburse expenses of the Money Market Fund to prevent investors in the Money Market Fund from experiencing a negative yield. The Board also discussed the anticipated costs in connection with its serving as investment adviser to the Money Market Fund, including operational costs. After consideration, and in light of the nature, quality and extent of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in providing those services, the Board concluded that the level of fees proposed to be paid to the Adviser with respect to the Money Market Fund were fair and reasonable. Because the Money Market Fund was not yet operational, the Board did not consider the Adviser’s projected profitability nor whether the Adviser would be able to share economies of scale as the Money Market Fund grows.

The Board considered that the Adviser may experience certain “fall-out” benefits based on the potential success of the Money Market Fund, but that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers, as well as the investment adviser to the Master Fund, are not affiliated with the Adviser, so that such services do not give rise to “fall-out” benefits for the Adviser.

(c)          The extent to which economies of scale would be realized as the Money Market Fund grows, and whether fee levels would reflect such economies of scale. The Board discussed potential economies of scale. Because the Trust was newly formed, the Money Market Fund had not commenced operations, and the eventual amount of Money Market Fund’s assets was uncertain, the Adviser was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Money Market Fund grows and whether fee levels would reflect such economies of scale, if any. The Board recognized the uncertainty in launching new investment products and estimating future asset levels.

(d)          Investment performance of the Money Market Fund and the Adviser. Because the Money Market Fund was newly formed and had not commenced operations, the Board did not consider the investment performance of the Money Market Fund. The Board, however, did take into account the past performance of the Master Fund.

Conclusion. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed advisory fees and projected total expense ratio for the Money Market Fund were reasonable in relation to the services to be provided by the Adviser to the Money Market Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. As a result, the Board, including the Independent Trustees, concluded that the initial approval of the Investment Advisory Agreement was in the best interests of the Money Market Fund.

15

INVESTMENT ADVISOR

Milliman Financial Risk Management LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Stradley Ronon Stevens & Young LLP

191 North Wacker Drive, Suite 1601

Chicago, IL 60606

and

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Goldman Sachs Government Money Market Fund

TABLE OF CONTENTS

Market Review	1

Schedule of Investments	4

Financial Statements	7

Financial Highlights	10

Notes to Financial Statements	12

Other Information	23

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

MARKET REVIEW

VIT Government Money Market Fund

The following are highlights both of key factors affecting the money markets and of any key changes made to the Goldman Sachs VIT Government Money Market Fund (the “Fund”) during the six months ended June 30, 2022 (the “Reporting Period”). A fuller review will appear in the Fund’s annual shareholder report covering the 12 months ended December 31, 2022.

Market and Economic Review

•	U.S. Federal Reserve (“Fed”) policy had the greatest influence on the money markets during the Reporting Period.

•	When the Reporting Period began in December 2021, the Fed maintained the targeted federal funds (“fed funds”) rate in a range between 0% and 0.25% but signaled the possibility of a more aggressive interest rate hike path amid continuing inflationary pressures.

•	In March 2022, Fed policymakers hiked short-term interest rates, raising the targeted fed funds rate by 25 basis points in the first U.S. rate increase since the end of 2018. (A basis point is 1/100th of a percentage point.)

•	Fed officials forecast six more rate hikes by the end of 2022.

•	Fed Chair Jerome Powell asserted a need to “move expeditiously” along the path to monetary policy normalization given persistently elevated inflation.

•	The Fed acknowledged inflationary pressures could be exacerbated by ongoing geopolitical tensions, such as those surrounding Russia’s invasion of Ukraine.

•	In May 2022, as widely anticipated, the Fed lifted the targeted fed funds rate by 50 basis points to a range between 0.75% and 1.00%.

•	On June 15, 2022, Fed policymakers raised the targeted fed funds rate by another 75 basis points to a range between 1.50% to 1.75% — the largest single rate increase since 1994 — and signaled they would likely continue tightening monetary policy at an aggressive pace as it seeks to tackle persistently elevated inflation.

•	It was announced in June that after coming down slightly in April 2022, the Consumer Price Index hit a new four-decade high of 8.6% in May 2022.

•	At the June meeting, the Fed reinforced that its policymakers were “highly attentive” to inflation risks and were “strongly committed to returning inflation to its 2% objective” this calendar year.

•	The median dot plot projection at the end of June called for a federal funds rate midpoint of 3.4% by the end of 2022, an increase of 150 basis points since March 2022 and of 250 basis points since December 2021. (The dot plot shows interest rate projections of the members of the Federal Open Market Committee (“FOMC”).)

•	During the Reporting Period overall, the Fed scaled back its large-scale asset purchase program, ending it entirely in March 2022.

•	In May 2022, the Fed announced it would start reducing the size of its balance sheet beginning June 1, 2022 but expected to maintain ample reserves to ensure it could continue to effectively control short-term interest rates.

•	Since June 1, 2022, the Fed has progressively been phasing in a run-off cap of $95 billion. (To ensure a gradual decline in the balance sheet, the monthly amounts of securities that were allowed to mature and not be replaced were capped, and amounts above the cap would be reinvested and left on the balance sheet.)

•	The money market yield curve steepened during the Reporting Period, as the Fed raised short-term interest rates.

•	In this environment, the yields of money market funds increased significantly.

Fund Changes and Highlights

No material changes were made to the Fund during the Reporting Period.

1

FUND BASICS

Government Money Market Fund

as of June 30, 2022

PERFORMANCE REVIEW [1]
		SEC 7-Day	iMoneyNet
		Current	Institutional
January 1, 2022 – June 30, 2022	Fund Total Return (based on NAV)[2]	Yield[3]	Average[4]
Institutional Shares	0.17%	1.37%	0.24%
Service Shares	0.10	1.12	0.24

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The performance shown above reflects any waivers or reimbursements that were in effect for all or a portion of the periods shown. When waivers or reimbursements are in place, the Fund’s operating expenses are reduced and the Fund’s yield and total returns to the shareholder are increased.
[2]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s total return reflects the reinvestment of dividends and other distributions.
[3]	The SEC 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of the Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects the Fund’s current earnings than do the Fund Total Return figures.
[4]	Source: iMoneyNet, Inc. June 2022. The iMoneyNet Institutional Average represents total return. Government & Agencies Institutional — Category includes the most broadly based of the government institutional funds. These funds may generally invest in U.S. treasuries, U.S. agencies, repurchase agreements, or government-backed floating rate notes.

YIELD SUMMARY AS OF JUNE 30 , 2022
				Weighted
	7-Day	SEC 7-Day	30-Day	Avg.	Weighted
	Dist.	Effective	Average	Maturity	Avg. Life
Funds	Yield[5]	Yield[6]	Yield[7]	(days)[8]	(days)[9]
Institutional Shares	1.34%	1.38%	0.99%	5	48
Service Shares	1.09	1.13	0.74	5	48

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end performance.

[5]	The 7-Day Distribution Yield is an annualized measure of the Fund’s dividends per share, divided by the price per share. This yield includes capital gain/loss distribution, if any. This is not an SEC Yield.
[6]	The SEC 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include net capital gains. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.
[7]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distribution. This is not an SEC Yield.
[8]	The Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.
[9]	The Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

FUND COMPOSITION†

Security Type

(Percentage of Net Assets)

†	The Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets.

Figures in the above chart may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

3

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – 1.7%
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.02%)
$900,000	1.879	%(a)	04/05/23	$899,982
500,000	1.881	(a)	05/12/23	500,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.04%)
1,500,000	1.894	(a)	10/23/23	1,499,920
3,000,000	1.899	(a)	10/30/23	2,999,879
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.06%)
200,000	1.914	(a)	01/31/23	200,042
Federal Farm Credit Bank (Prime Rate – 3.10%)
1,600,000	1.650	(a)	12/02/22	1,600,000
Federal Farm Credit Bank (Prime Rate – 3.11%)
1,200,000	1.640	(a)	11/21/22	1,199,981
Federal Farm Credit Bank (Prime Rate – 3.13%)
500,000	1.625	(a)	02/01/23	500,000
Federal Farm Credit Bank (Prime Rate – 3.15%)
900,000	1.605	(a)	04/13/23	899,978
Federal Farm Credit Bank (Prime Rate – 3.17%)
400,000	1.585	(a)	11/25/22	400,000
Federal Home Loan Bank (SOFR + 0.17%)
4,200,000	1.710	(a)	07/21/22	4,200,000
Federal Home Loan Bank Discount Notes
8,000,000	2.425		12/13/22	7,913,833
U.S. International Development Finance Corp. (3 Mo. U.S.T-Bill + 0.00%)
6,646,224	1.750		07/06/22	6,646,225
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$29,459,840

U.S. Treasury Obligations – 13.7%
United States Treasury Bills
$1,900,000	0.925%		08/09/22	$1,898,127
400,000	1.007		08/09/22	399,571
100,000	2.093		10/25/22	99,339
5,800,000	1.450		11/03/22	5,771,403
9,975,000	2.214		12/15/22	9,875,050
500,000	2.453		12/22/22	494,224
600,000	2.463		12/22/22	593,040
500,000	2.478		12/22/22	494,164
700,000	2.488		12/22/22	691,795
800,000	2.489		12/22/22	790,623
2,000,000	2.493		12/22/22	1,976,510
300,000	2.494		12/22/22	296,477
900,000	2.514		12/22/22	889,343
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY – 0.02%)
2,000,000	1.888	(a)	07/31/22	2,000,000
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
60,000,000	0.079	(a)	04/30/23	60,002,009
28,300,000	0.064	(a)	07/31/23	28,301,738
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
70,400,000	0.120	(a)	10/31/23	70,402,148
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
28,600,000	0.064	%(a)	01/31/23	28,602,679
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
14,075,000	0.155	(a)	07/31/22	14,076,849
7,000,000	1.914	(a)	10/31/22	7,002,070
United States Treasury Notes
1,500,000	0.125		01/31/23	1,493,135
400,000	1.375		02/15/23	398,992
3,200,000	2.000		02/15/23	3,223,424
500,000	0.125		02/28/23	497,294
600,000	2.625		02/28/23	606,995
TOTAL U.S. TREASURY OBLIGATIONS				$240,876,999
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$270,336,839

Repurchase Agreements(b) – 85.0%
Bank of Montreal
$250,000	0.100	%(c)	07/07/22	$250,000
Maturity Value: $250,253
Settlement Date: 07/30/21
Collateralized by Federal National Mortgage Association, 4.000%, due 04/01/52. The market value of the collateral, including accrued interest, was $257,500.
BNP Paribas
2,500,000	1.470		07/01/22	2,500,000
Maturity Value: $2,500,102
Collateralized by a U.S. Treasury Bond, 2.875%, due 05/15/49, a U.S. Treasury Inflation-Indexed Bond, 1.375%, due 02/15/44, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 01/15/32 and U.S. Treasury Notes, 2.875% to 3.125%, due 11/30/23 to 11/15/28. The aggregate market value of the collateral, including accrued interest, was $2,550,039.
7,000,000	0.720	(c)	07/07/22	7,000,000
Maturity Value: $7,025,480
Settlement Date: 03/08/22
Collateralized by U.S. Treasury Bonds, 3.125% to 6.125%, due 11/15/27 to 02/15/43, U.S. Treasury Inflation-Indexed Notes, 0.375% to 0.625%, due 01/15/24 to 07/15/27, a U.S. Treasury Note, 2.375%, due 05/15/27 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/40 to 08/15/48. The aggregate market value of the collateral, including accrued interest, was $7,140,036.

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(b) – (continued)
BNP Paribas – (continued)
$14,000,000	0.730	%(c)	07/07/22	$14,000,000
Maturity Value: $14,051,668
Settlement Date: 03/08/22
Collateralized by Federal Home Loan Bank, 3.740%, due 06/12/43, Federal National Mortgage Association, 2.500% to 6.500%, due 05/01/38 to 10/01/51, Government National Mortgage Association, 2.500% to 4.500%, due 11/20/39 to 10/20/51, a U.S. Treasury Bill, 0.000%, due 11/03/22, a U.S. Treasury Bond, 1.875%, due 11/15/51, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/26 to 08/15/45 and U.S. Treasury Notes, 0.250% to 1.000%, due 04/15/23 to 12/15/24. The aggregate market value of the collateral, including accrued interest, was $14,418,092. 4,000,000 0.770(c) 07/07/22 4,000,000
Maturity Value: $4,015,485
Settlement Date: 03/11/22
Collateralized by a U.S. Treasury Floating Rate Note, 1.683%, due 04/30/24, a U.S. Treasury Inflation-Indexed Bond, 3.875%, due 04/15/29, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/26, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/38 to 05/15/42 and U.S. Treasury Notes, 1.875% to 2.250%, due 11/15/25 to 06/30/26. The aggregate market value of the collateral, including accrued interest, was $4,079,999.
4,000,000	0.780	(c)	07/07/22	4,000,000
Maturity Value: $4,015,687
Settlement Date: 03/11/22
Collateralized by Federal National Mortgage Association, 2.500%, due 10/01/35 to 08/01/46, Government National Mortgage Association, 2.500% to 3.500%, due 06/20/46 to 10/20/51, a U.S. Treasury Bill, 0.000%, due 11/03/22, U.S. Treasury Bonds, 3.000% to 6.000%, due 02/15/26 to 05/15/45, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.750%, due 07/15/26 to 07/15/28, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/33 to 11/15/43 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/43 to 08/15/45. The aggregate market value of the collateral, including accrued interest, was $4,080,546.
5,000,000	0.820	(c)	07/07/22	5,000,000
Maturity Value: $5,020,956
Settlement Date: 03/15/22
Collateralized by a U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/40, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/33 to 05/15/37 and U.S. Treasury Notes, 0.375% to 2.125%, due 02/29/24 to 09/15/24. The aggregate market value of the collateral, including accrued interest, was $5,100,000.
6,000,000	0.820	(c)	07/07/22	6,000,000
Maturity Value: $6,025,147
Settlement Date: 03/15/22
Collateralized by Government National Mortgage Association, 3.500%, due 04/20/52, U.S. Treasury Inflation-Indexed Notes, 0.375% to 0.625%, due 01/15/24 to 07/15/27 and U.S. Treasury Notes, 0.375% to 2.250%, due 04/30/23 to 09/15/24. The aggregate market value of the collateral, including accrued interest, was $6,120,017.
BofA Securities, Inc.
3,000,000	0.860	%(c)	07/07/22	3,000,000
Maturity Value: $3,013,115
Settlement Date: 03/17/22
Collateralized by Federal Home Loan Mortgage Corp., 0.000%, due 02/25/32. The market value of the collateral, including accrued interest, was $3,060,000.
Joint Account III
1,404,900,000	1.549		07/01/22	1,404,900,000
Maturity Value: $1,404,960,458
Royal Bank of Canada
20,000,000	0.730	(c)	07/07/22	20,000,000
Maturity Value: $20,073,811
Settlement Date: 03/10/22
Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 7.500%, due 05/01/30 to 07/01/52 and Federal National Mortgage Association, 2.000% to 6.000%, due 12/01/29 to 07/01/60. The aggregate market value of the collateral, including accrued interest, was $20,400,005.
20,000,000	0.740	(c)	07/07/22	20,000,000
Maturity Value: $20,074,822
Settlement Date: 03/11/22
Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 7.500%, due 05/01/30 to 07/01/52 and Federal National Mortgage Association, 2.000% to 6.000%, due 12/01/29 to 07/01/60. The aggregate market value of the collateral, including accrued interest, was $20,400,005.
7,000,000	0.840	(c)	07/07/22	7,000,000
Maturity Value: $7,030,870
Settlement Date: 03/17/22
Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.000%, due 11/01/40 to 07/01/52 and Federal National Mortgage Association, 2.500% to 5.000%, due 08/01/32 to 07/01/52. The aggregate market value of the collateral, including accrued interest, was $7,139,999.
TOTAL REPURCHASE AGREEMENTS				$1,497,650,000
TOTAL INVESTMENTS – 100.4%				$1,767,986,839
LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%				(6,933,776)
NET ASSETS – 100.0%				$1,761,053,063

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2022.
(b)	Unless noted, all repurchase agreements were entered into on June 30, 2022. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.
(c)	The instrument is subject to a demand feature.

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:

MMY—Money Market Yield

Prime—Federal Reserve Bank Prime Loan Rate US

SOFR—Secured Overnight Financing Rate

T-Bill—Treasury Bill

USD —United States Dollar

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III — At June 30, 2022, the Fund had undivided interests in the Joint Repurchase

Agreement Account III, with a maturity date of July 1, 2022, as follows:

Principal Amount	Maturity Value	Collateral Value
$1,404,900,000	$1,404,960,458	$1,446,995,900

REPURCHASE AGREEMENTS — At June 30, 2022, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	1.550%	$413,205,883
Bank of America, N.A.	1.550	275,470,588
Bank of Montreal	1.550	110,188,235
BofA Securities, Inc.	1.550	275,470,588
Credit Agricole Corporate and Investment Bank	1.540	220,376,471
Wells Fargo Securities LLC	1.560	110,188,235
TOTAL		$1,404,900,000

At June 30, 2022, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit bank	1.180 to 1.960%	11/07/22 to 04/20/27
Federal Home Loan Bank	2.125 to 3.250	03/10/23 to 03/13/26
Federal Home Loan Mortgage Corp.	0.550 to 6.500	09/02/25 to 06/01/52
Federal National Mortgage Association	1.500 to 6.000	10/01/23 to 06/01/57
Government National Mortgage Association	2.000 to 6.050	06/15/28 to 06/20/52

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments based on amortized cost	$270,336,839
Repurchase agreements based on amortized cost	1,497,650,000
Cash	43,638
Receivables:
Fund shares sold	1,071,046
Interest	789,103
Reimbursement from investment advisor	17,604
Other assets	22,683
Total assets	1,769,930,913

Liabilities:
Payables:
Fund shares redeemed	8,250,245
Distribution and Service fees and Transfer Agency fees	337,470
Management fees	191,637
Accrued expenses	98,498
Total liabilities	8,877,850

Net Assets:
Paid-in capital	1,761,129,616
Total distributable earnings (loss)	(76,553)
NET ASSETS	$1,761,053,063
Net asset value, offering and redemption price per share	$1.00
Net Assets:
Institutional Shares	$1,122,682,099
Service Shares	638,370,964
Total Net Assets	$1,761,053,063
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Institutional Shares	1,122,730,774
Service Shares	638,398,823

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

Investment Income:
Interest income	$3,845,069

Expenses:
Management fees	1,043,826
Distribution and Service fees — Service Shares	693,860
Transfer Agency fees(a)	130,466
Professional fees	65,758
Custody, accounting and administrative services	34,294
Printing and mailing fees	23,447
Trustee fees	10,681
Other	3,125
Total expenses	2,005,457
Less — expense reductions	(529,322)
Net expenses	1,476,135
NET INVESTMENT INCOME	$2,368,934
Net realized loss from investment transactions	(174,567)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,194,367

(a)	Institutional and Service Shares incurred Transfer Agency fees of $74,962 and $55,504, respectively.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Fiscal Year Ended December 31, 2021
From operations:
Net investment income	$2,368,934	$49,734
Net realized gain (loss) from investment transactions	(174,567)	5,853
Net increase in net assets resulting from operations	2,194,367	55,587

Distributions to shareholders:
From distributable earnings:
Institutional Shares	(1,678,307)	(34,324)
Service Shares	(593,008)	(32,088)
Total distributions to shareholders	(2,271,315)	(66,412)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	1,119,332,951	690,873,762
Reinvestment of distributions	2,271,315	66,343
Cost of shares redeemed	(385,232,848)	(827,803,075)
Net increase (decrease) in net assets resulting from share transactions	736,371,418	(136,862,970)
TOTAL INCREASE (DECREASE)	736,294,470	(136,873,795)

Net assets:
Beginning of period	1,024,758,593	1,161,632,388
End of period	$1,761,053,063	$1,024,758,593

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Money Market Fund
	Institutional Shares
	Six Months Ended June 30, 2022		Year Ended December 31,
	(Unaudited)		2021		2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income(a)	0.002		—	(b)	0.004	0.021	0.017	0.008
Distributions to shareholders from net investment income(c)	(0.002)		—	(b)	(0.004)	(0.021)	(0.017)	(0.008)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return(d)	0.17%		0.01%		0.43%	2.11%	1.74%	0.76%
Net assets, end of period (in 000’s)	$1,122,682		$523,751		$582,216	$363,783	$411,447	$302,507
Ratio of net expenses to average net assets	0.16	%(e)	0.09%		0.18%	0.18%	0.18%	0.18%
Ratio of total expenses to average net assets	0.20	%(e)	0.21%		0.20%	0.21%	0.23%	0.27%
Ratio of net investment income to average net assets	0.46	%(e)	—	%(f)	0.35%	2.06%	1.73%	0.76%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Money Market Fund
	Service Shares
	Six Months Ended June 30, 2022		Year Ended December 31,
	(Unaudited)		2021		2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income(a)	0.001		—	(b)	0.003	0.018	0.015	0.005
Distributions to shareholders from net investment income(c)	(0.001)		—	(b)	(0.003)	(0.018)	(0.015)	(0.005)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return(d)	0.10%		0.01%		0.27%	1.86%	1.48%	0.51%
Net assets, end of period (in 000’s)	$638,371		$501,008		$579,416	$350,112	$368,652	$354,248
Ratio of net expenses to average net assets	0.32	%(e)	0.09%		0.33%	0.43%	0.43%	0.43%
Ratio of total expenses to average net assets	0.45	%(e)	0.46%		0.45%	0.46%	0.48%	0.52%
Ratio of net investment income to average net assets	0.23	%(e)	—	%(f)	0.19%	1.81%	1.48%	0.51%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements

June 30, 2022 (Unaudited)

1 .	ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Government Money Market Fund (the “Fund”). The Fund is a diversified portfolio under the Act offering two classes of shares — Institutional Shares and Service Shares. Shares of the Trust are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2 .	SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The investment valuation policy of the Fund is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), GSAM evaluates daily the difference between the Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B. Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Fund and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. The Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

12

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

2 .	SIGNIFICANT ACCOUNTING POLICIES (continued)

As of December 31, 2021, the Fund’s certain timing differences on a tax basis were as follows:

Timing differences (Distributions Payable)	$ (25)

The amortized cost for the Fund stated in the accompanying Statement of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and had concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

E. Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

3 .	INVESTMENTS AND FAIR VALUE MEASUEMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is

13

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

3 .	INVESTMENTS AND FAIR VALUE MEASUEMENTS (continued)

significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of June 30, 2022, all investments and repurchase agreements are classified as Level 2 of the fair value hierarchy. Please refer to the Schedule of Investments for further detail.

4 .	AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

B. Distribution and Service (12b-1) Plan — The Trust, on behalf of the Service Shares of the Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Service Shares.

C. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly at an annual rate of 0.02% of the Fund’s average daily net assets of Institutional Shares and Service Shares.

D. Other Expense Agreements — GSAM has agreed to limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. This Other Expense limitation will remain in place through at least April 29, 2023, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other

14

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

4 .	AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Expense” limitation described above. For the six months ended June 30, 2022, these expense reductions, including any fee waiver and Other Expense reimbursements, were as follows:

Management Fee Waivers	Distribution, Administration, Service and/or Shareholder Administration Plans Fee Waivers	Transfer Agency Waiver	Other Expense Reimbursements	Total Expense Reductions
$121,035	$257,929	$39,149	$111,209	$529,322

E. Contractual and Net Fund Expenses — The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser or transfer agent may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The following table outlines such fees (net of waivers) and Other Expenses (net of reimbursements and custodian and transfer agency fee credit reductions) in order to determine the Fund’s net annualized expenses for the fiscal year. The Fund is not obligated to reimburse Goldman Sachs for prior fiscal year fee waivers, if any.

	Institutional Shares		Service Shares
Fee/Expense Type	Contractual rate, if any	Ratio of net expenses to average net assets for the six months ended June 30, 2022	Contractual rate, if any	Ratio of net expenses to average net assets for the six months ended June 30, 2022
Management Fee	0.16%	0.14%	0.16%	0.14%
Distribution and Service Fees	N/A	N/A	0.25	0.16
Transfer Agency Fees	0.02	0.01	0.02	0.01
Other Expenses	—	0.01(a)	—	0.01(a)
Net Expenses		0.16%		0.32%

(a) Amount is less than 0.005% of average net assets.

N/A—Fees not applicable to respective share class.

F. Other Transactions with Affiliates — The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

G. Line of Credit Facility — As of June 30, 2022, the Fund participated in a $1,250,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2022, the Fund did not have any borrowings under the facility. Prior to April 22, 2022, the facility was $1,000,000,000.

5 .	OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such

15

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

5 .	OTHER RISKS (continued)

an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Interest Rate Risk — When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/ or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’s investments. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

6 .	IDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

7 .	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

16

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

8 .	SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Fiscal Year Ended December 31, 2021
Institutional Shares*
Shares sold	873,381,382	496,281,091
Reinvestment of distributions	1,678,265	34,294
Shares redeemed	(276,079,577)	(554,775,442)
	598,980,070	(58,460,057)
Service Shares*
Shares sold	245,951,569	194,592,671
Reinvestment of distributions	593,050	32,049
Shares redeemed	(109,153,271)	(273,027,633)
	137,391,348	(78,402,913)
NET INCREASE (DECREASE) IN SHARES	736,371,418	(136,862,970)

* Valued at $1.00 per share.

17

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Government Money Market Fund (the “Fund”) is an investment portfolio of Goldman Sachs Variable Insurance Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until June 30, 2023 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 14-15, 2022 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and information on general investment outlooks in the markets in which the Fund invests;
(c)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(e)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(h)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(i)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, distribution and other services;
(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;

18

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(k)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(l)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(m)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Fund’s distribution arrangements. They received information regarding the Fund’s assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund to its peers using rankings compiled by the Outside Data Provider as of December 31, 2021. The information on the Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees considered the performance of the Fund in light of its investment policies and strategies. They noted that the Fund has operated in a generally challenging yield environment since 2009. The Trustees considered that yields had improved by

19

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

early 2020, although they noted that yields had subsequently decreased to near zero following the market disruptions related to the COVID-19 pandemic and related actions by the Federal Reserve, including two emergency interest rate cuts in March 2020. As a result, although the Investment Adviser was generally able to reduce the amount of fees waived and/or reimbursed through 2019 and early 2020, they acknowledged that the Investment Adviser had increased the amount of fees waived and/or reimbursed through late 2020 and 2021 in order to maintain a competitive, non-negative yield for the Fund in the then near-zero yield environment. The Trustees also considered that, since March 2022, the Federal Reserve has implemented a series of interest rate increases in response to inflationary pressures impacting the broader economy, and the Investment Adviser has subsequently been able to again reduce the amount of fees waived and/or reimbursed relative to such amounts waived and/or reimbursed through late 2020 and 2021. The Trustees acknowledged, however, that the interest rate environment remains uncertain in light of broader economic conditions, although they noted that indications from the Federal Reserve suggest further interest rate increases in the near term. The Trustees considered that, during the relevant period, the Investment Adviser had voluntarily waived fees for the Fund in order to maintain a competitive yield. The Trustees also considered that the Fund had maintained a stable net asset value per share. In light of these considerations, the Trustees believed that the Fund was providing investment performance within a competitive range for investors.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The analyses also compared the Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They noted that the Investment Adviser and Goldman Sachs had waived fees and/or reimbursed expenses for the Fund for a portion of the year in order to maintain a competitive yield. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Fund, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Fund differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for the Fund was provided for 2021 and 2020, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

20

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Fund.

The Trustees noted that the Fund does not have management fee breakpoints. They considered the asset levels in the Fund; the Fund’s recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other money market funds in the peer group; and the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. They considered a report prepared by the Outside Data Provider, which surveyed money market funds’ management fee arrangements and use of breakpoints. The Trustees also considered the competitive nature of the money market fund business and the competitiveness of the fees charged to the Fund by the Investment Adviser.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) Goldman Sachs’ retention of certain fees as Fund Distributor; (f) Goldman Sachs’ ability to engage in principal transactions with the Fund under exemptive orders from the U.S. Securities and Exchange Commission permitting such trades; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (h) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (f) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (g) the Fund’s access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by the Fund were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until June 30, 2023.

21

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Impact of Russian Invasion of Ukraine (Unaudited)

The Russian invasion of Ukraine has negatively affected the global economy and has resulted in significant disruptions in financial markets and increased macroeconomic uncertainty. In addition, governments around the world have responded to Russia’s invasion by imposing economic sanctions and export controls on certain industry sectors, companies and individuals in or associated with Russia. Russia has imposed its own restrictions against investors and countries outside Russia and has proposed additional measures aimed at non-Russian-owned businesses. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the war on the global economy. The escalation or continuation of the war between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. The extent and duration of the war, sanctions and resulting market disruptions, as well as the potential adverse consequences for the Fund’s operations are difficult to predict.

22

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Fund Expenses — Six Month Period Ended June 30, 2022 (Unaudited)

As a shareholder of Institutional Shares and Service Shares of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Service Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid for the 6 Months Ended 6/30/22*
Institutional Shares
Actual	$1,000.00	$1,001.71	$0.79
Hypothetical 5% return	$1,000.00	$1,024.00+	$0.80
Service Shares
Actual	$1,000.00	$1,000.96	$1.59
Hypothetical 5% return	$1,000.00	$1,023.21+	$1.61

*	Expenses are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year (or, since inception, if shorter); and then dividing that result by the number of days in the period. The annualized net expense ratios for the period were 0.16% and 0.32% for Institutional Shares and Service Shares, respectively.
+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratio and an assumed rate of return of 5% per year before expenses.

23

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TRUSTEES	OFFICERS
Jessica Palmer, Chair	James A. McNamara, President
Dwight L. Bush	Joseph F. DiMaria, Principal Financial Officer,
Kathryn A. Cassidy	Principal Accounting Officer and Treasurer
John G. Chou	Caroline L. Kraus, Secretary
Diana M. Daniels
Joaquin Delgado
Eileen H. Dowling
James A. McNamara
Gregory G. Weaver
Paul C. Wirth

GOLDMAN SACHS & CO. LLC

Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

Investment Adviser

200 West Street, New York

New York 10282

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC”) Web site at http://www.sec.gov.

Views and opinions expressed are for informational purposes only and do not constitute a recommendation by GSAM to buy, sell, or hold any security. Views and opinions are current as of the date of this presentation and may be subject to change, they should not be construed as investment advice.

Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of transaction or matter addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

The web site links provided are for your convenience only and are not an endorsement or recommendation by GSAM of any of these web sites or the products or services offered. GSAM is not responsible for the accuracy and validity of the content of these web sites.

Fund holdings and allocations shown are as of June 30, 2022 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

Shares of the Goldman Sachs VIT Funds are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Fund are not offered directly to the general public. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by participating insurance companies. You should refer to those prospectuses for information about surrender charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees or charges, if any, may affect the return you may realize with respect to your investments. Ask your representative for more complete information. Please consider the Fund’s objectives, risks and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Fund.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman Sachs Variable Insurance Trust — Goldman Sachs Government Money Market Fund.

© 2022 Goldman Sachs. All rights reserved.

287749-OTU-08/2022 VITMMSAR-22

milliman variable insurance trust

Semi-Annual Report

June 30, 2022 (unaudited)

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (I)

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2022 (UNAUDITED)

	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I)	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (I)

Assets
Cash	$50,000	$50,000
Deferred offering costs (Note 2)	17,307	17,307
Total Assets	67,307	67,307

Liabilities
Payable to Advisor (Note 2)	17,307	17,307
Total Liabilities	17,307	17,307

Net Assets	$50,000	$50,000

Net Assets Consist of:
Paid-in capital	$50,000	$50,000

	Class 3	Class 3
Class 3 Shares
Net assets	$50,000	$50,000
Shares issued and outstanding (unlimited shares authorized at a par value of $0.001 per share)	5,000	5,000
Net asset value, offering price and redemption price per share	$10.00	$10.00

The accompanying notes are an integral part of these financial statements.

1

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2022 (unaudited)

1. Organization

Milliman Variable Insurance Trust (the “Trust”) was organized under the laws of the state of Delaware as a Delaware statutory trust on November 2, 2020, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2022, the Trust consisted of 47 operational series, which are presented in separate reports. This report pertains to the Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I) and the Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I) (each a “Fund” and, together, the “Funds”). The Funds are classified as diversified under the 1940 Act. The Funds offer shares only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. All shares of the Funds have equal rights and privileges. As of June 30, 2022, only Class 3 shares were offered, which have no front-end sales load, deferred sales charge, or redemption fee. As of June 30, 2022, the Funds had not yet commenced investment operations. The only transactions of the Funds since inception have been the initial sale on September 24, 2021 of 5,000 Class 3 shares of each of the Funds to Milliman Financial Risk Management LLC (“Milliman” or “Advisor”), which represented the initial capital at $10 per share.

The Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I) seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 20% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-year period. The Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I) seeks to provide exposure to the S&P 500 Index, while limiting losses to 50% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-year period.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.”

2

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund intends to elect and qualify to be taxed as a “regulated investment company” pursuant to Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

Organizational and Offering Costs

Organizational and offering costs directly attributable to a series of the Trust are charged to that series, such as certain registration fees, while expenses which are attributable to more than one series are allocated among the respective series on a pro rata basis.

Organizational costs are expensed as incurred and include legal fees pertaining to the organization of the Trust, costs of forming the Fund, drafting of bylaws, servicing agreements, and audit fees for the initial seed audits. Offering costs are recorded as a deferred asset and are amortized on a straight-line basis for a period of twelve months upon commencement of operations of the Fund. Offering costs include legal fees pertaining to the preparation, review and filing of the Fund's initial registration statement with the Securities and Exchange Commission ("SEC"), and printing, mailing or other distribution charges related to the Fund's prospectus and statement of additional information. Organizational costs and offering costs are subject to the Fund's Expense Limitation Agreement (See Note 4).

3. Advisory Fees and Other Agreements

The Trust has an Investment Advisory Agreement with Milliman to furnish investment advisory services to the Funds. Pursuant to the Investment Advisory Agreement, Milliman is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.49% of each Fund's average daily net assets.

Milliman has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit each Fund’s total annual Fund operating expenses (which include any offering and organizational expenses, but exclude taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of each Fund’s business) to 0.74% of each Fund's average daily net assets (the “Expense Limitation Agreement”) until at least April 30, 2023. During its term, the Expense Limitation

3

Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from each Fund any advisory fees waived or expenses reimbursed pursuant to the applicable Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any. Organizational expenses reimbursed, amounting to $26,939 for each Fund, are subject to recoupment until September 24, 2024.

In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to each Fund’s acquired fund fees and expenses until at least April 30, 2023. This contract cannot be terminated or modified for a Fund without the consent of the Board.

U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, serves as each Fund’s fund accountant, administrator, and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Funds’ custodian pursuant to a custody agreement. Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor pursuant to a distribution agreement.

The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to each Fund’s Class 3 shares. The Rule 12b-1 Plan permits each Fund to pay the Distributor, as the Funds’ principal underwriter, for expenses associated with the distribution of Class 3 shares of the Funds. Under the Rule 12b-1 Plan, the Distributor is paid an annual fee of 0.25% of the average daily net assets of Class 3 shares. All Rule 12b-1 Plan payments received by the Distributor shall be used solely for distribution-related expenses and shall not be retained as profit by the Distributor. Accordingly, no compensation is payable by the Funds to the Distributor for such distribution services. However, Milliman has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the distribution agreement. The payments made by Milliman to the Distributor do not represent an additional expense to the Fund or its shareholders.

Certain employees of Foreside Fund Officer Services, LLC, an affiliate of the Distributor, serve as Treasurer and Principal Financial Officer and Chief Compliance Officer and Anti-Money Laundering Officer to the Trust.

Certain Trustees and Officers of the Trust are also Officers or employees of Milliman, and during their terms of office, receive no compensation from the Funds.

5. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of that Fund, under Section 2(a)(9) of

4

the 1940 Act. As of June 30, 2022, Milliman owned 100% of the outstanding shares of the Funds.

6. Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

7. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that no additional items require recognition or disclosure, except as follows:

On July 11, 2022, each Fund commenced operations in accordance with its investment objective.

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Additional Information (Unaudited)

June 30, 2022

1. INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, or by calling toll free at 1-855-700-7959 or visiting www.millimanfunds.com.

2. PROXY VOTING POLICIES AND PROCEDURE

The Trust's Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-855-700-7959 and on the SEC's website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC'S website at www.sec.gov.

3. INFORMATION ABOUT PORTFOLIO SECURITIES

Each Fund's complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Part F of Form N-PORT. The Trust's Part F of Form N-PORT is available without charge, upon request, by calling 1-855-700-7959, or on the SEC's website at www.sec.gov. The Trust's Part F of Form N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Investment Adviser

Milliman Financial Risk Management LLC

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Administrator, Fund Accountant & Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Distributor

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

Custodian

U.S. Bank N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Legal Counsel

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)(17 CFR 270.30a-3(c))  as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms and that the controls are designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to them to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant.  There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Milliman Variable Insurance Trust

By (Signature and Title) /s/ Adam Schenck
                                        Adam Schenck, President

Date  August 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Adam Schenck
                                        Adam Schenck, President

Date  August 31, 2022

By (Signature and Title)  /s/ Arthur W. Jasion
                                        Arthur W. Jasion, Treasurer and Principal Financial Officer

Date  August 31, 2022